UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	John M. Loder
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	Prudential Tower, 800 Boylston Street
Milwaukee, Wisconsin 53202	Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 9/30

Date of reporting period: 9/30/19

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Report to Shareholders.

ARTISAN PARTNERS FUNDS

Share Class
	Investor	Advisor	Institutional
Artisan Developing World Fund	ARTYX	APDYX	APHYX
Artisan Global Discovery Fund	APFDX	N/A	N/A
Artisan Global Equity Fund	ARTHX	N/A	APHHX
Artisan Global Opportunities Fund	ARTRX	APDRX	APHRX
Artisan Global Value Fund	ARTGX	APDGX	APHGX
Artisan High Income Fund	ARTFX	APDFX	APHFX
Artisan International Fund	ARTIX	APDIX	APHIX
Artisan International Small-Mid Fund	ARTJX	APDJX	APHJX
Artisan International Value Fund	ARTKX	APDKX	APHKX
Artisan Mid Cap Fund	ARTMX	APDMX	APHMX
Artisan Mid Cap Value Fund	ARTQX	APDQX	APHQX
Artisan Small Cap Fund	ARTSX	APDSX	APHSX
Artisan Sustainable Emerging Markets Fund	ARTZX	N/A	APHEX
Artisan Thematic Fund	ARTTX	APDTX	N/A
Artisan Value Fund	ARTLX	APDLX	APHLX

Beginning on March 31, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (the “SEC”), paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available online at http://hosted.rightprospectus.com/Artisan, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary or, if you invest directly with a Fund, by calling 800.344.1770 or by enrolling on the Funds’ website at www.artisanpartners.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800.344.1770 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

TABLE OF CONTENTS

MANAGEMENT’S DISCUSSIONS ON FUND PERFORMANCE
2	Artisan Developing World Fund
4	Artisan Global Discovery Fund
6	Artisan Global Equity Fund
8	Artisan Global Opportunities Fund
10	Artisan Global Value Fund
12	Artisan High Income Fund
14	Artisan International Fund
16	Artisan International Small-Mid Fund
18	Artisan International Value Fund
20	Artisan Mid Cap Fund
22	Artisan Mid Cap Value Fund
24	Artisan Small Cap Fund
26	Artisan Sustainable Emerging Markets Fund
28	Artisan Thematic Fund
30	Artisan Value Fund

SCHEDULES OF INVESTMENTS
32	Artisan Developing World Fund
34	Artisan Global Discovery Fund
36	Artisan Global Equity Fund
39	Artisan Global Opportunities Fund
41	Artisan Global Value Fund
43	Artisan High Income Fund
49	Artisan International Fund
52	Artisan International Small-Mid Fund
55	Artisan International Value Fund
57	Artisan Mid Cap Fund
60	Artisan Mid Cap Value Fund
62	Artisan Small Cap Fund
64	Artisan Sustainable Emerging Markets Fund
67	Artisan Thematic Fund
70	Artisan Value Fund

72	STATEMENTS OF ASSETS AND LIABILITIES

76	STATEMENTS OF OPERATIONS

80	STATEMENTS OF CHANGES IN NET ASSETS

88	FINANCIAL HIGHLIGHTS

103	NOTES TO FINANCIAL STATEMENTS

139	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

142	SHAREHOLDER EXPENSE EXAMPLE

147	FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

153	NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

156	PROXY VOTING POLICIES AND PROCEDURES

156	INFORMATION ABOUT PORTFOLIO SECURITIES

157	DIRECTORS AND OFFICERS

ARTISAN PARTNERS FUNDS

P.O. BOX 219322

KANSAS CITY, MO 64121-9322

This report and the audited financial statements contained herein are provided for the general information of the shareholders of Artisan Partners Funds. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For a prospectus or summary prospectus, which contain that information and more information about each Fund, please call 800.344.1770 or visit our website at www.artisanpartners.com. Read it carefully before you invest or send money.

Company discussions are for illustration only and are not intended as recommendations of individual stocks. The discussions present information about the companies believed to be accurate, and the views of the portfolio managers, as of September 30, 2019. That information and those views may change, and the Funds disclaim any obligation to advise shareholders of any such changes.

Artisan Partners Funds offered through Artisan Partners Distributors LLC, member FINRA.

ARTISAN DEVELOPING WORLD FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (6/29/2015 to 9/30/2019)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2019)

Fund / Index	1-Year	3-Year	Since Inception
Artisan Developing World Fund – Investor Shares (6/29/2015)	20.33%	9.95%	8.17%
Artisan Developing World Fund – Advisor Shares (6/29/2015)	20.59	10.15	8.38
Artisan Developing World Fund – Institutional Shares (6/29/2015)	20.71	10.22	8.48
MSCI Emerging Markets Index	-2.02	5.97	3.48	*

*	As of Investor, Advisor and Institutional Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The table above does not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

2	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2019, global equities were mixed. Though emerging and European markets finished in slightly negative territory, US markets delivered positive results. Growing concerns over global economic growth dominated markets during the period, especially in the face of diverging direction on monetary policy, US-China trade tensions and uncertainty surrounding Brexit, in addition to a formal impeachment inquiry of President Trump late in the period.

SECTOR DIVERSIFICATION

Sector	9/30/2018	9/30/2019
Communication Services	14.3%	14.3%
Consumer Discretionary	29.6	28.1
Consumer Staples	15.7	14.6
Financials	19.1	16.3
Health Care	0.8	3.3
Industrials	5.2	1.0
Information Technology	9.5	16.4
Real Estate	1.0	–
Other assets less liabilities	4.8	6.0
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: US-based online trading site for Latin American markets MercadoLibre, Chinese premium spirits company Kweichow Moutai, Chinese educational services provider TAL Education, Singaporean provider of information technology services Sea and Brazilian stock exchange Brasil Bolsa Balcao. Bottom contributors during the period included: Chinese Internet search engine operator Baidu, US-based entertainment streaming business Netflix, Netherlands-based payment solutions provider Adyen, Indian premium motorcycle manufacturer Eicher Motors and US-based provider of safety, infotainment and electronic control components to the automotive market Aptiv.

REGION ALLOCATION

Region	9/30/2018	9/30/2019
Emerging Asia	46.4%	47.5%
Developed Markets	28.7	30.8
Latin America	13.3	11.8
Europe, Middle East and Africa	6.8	4.0

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: Singaporean provider of information technology services Sea, US-based technology company NVIDIA, Netherlands-based payment solutions provider Adyen, Brazilian stock exchange Brasil Bolsa Balcao and Chinese pharmaceutical company Hengrui. We funded these purchases in part through exiting our positions in Unilever, Baidu, Hikvision, Aptiv and Eicher Motors.

Artisan Partners Funds	3

ARTISAN GLOBAL DISCOVERY FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (8/21/2017 to 9/30/2019)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2019)

Fund / Index	1-Year	Since Inception
Artisan Global Discovery Fund – Investor Shares (8/21/2017)	7.98%	15.18%
MSCI ACWI Index	1.38	6.95	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Fund’s performance reflects Artisan Partners Limited Partnership’s (the “Adviser” or “Artisan Partners”) contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

4	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2019, global equities were mixed. Though emerging and European markets finished in slightly negative territory, US markets delivered positive results. Growing concerns over global economic growth dominated markets during the period, especially in the face of diverging direction on monetary policy, US-China trade tensions and uncertainty surrounding Brexit, in addition to a formal impeachment inquiry of President Trump late in the period.

SECTOR DIVERSIFICATION

Sector	9/30/2018	9/30/2019
Communication Services	5.9%	4.9%
Consumer Discretionary	11.7	7.2
Consumer Staples	4.4	3.2
Energy	3.8	–
Financials	11.4	5.6
Health Care	11.7	19.8
Industrials	20.4	26.3
Information Technology	27.7	24.4
Materials	–	1.7
Other assets less liabilities	3.0	6.9
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: US-based manufacturer of microbatteries Varta, Brazilian healthcare company Notre Dame Intermedica, US-based analytics software provider Tableau, US-based electronic transaction processing provider Global Payments and US-based cloud computing company Veeva Systems. Bottom contributors during the period included: US-based supplier of nuclear components and fuel to the US government BWX Technologies, US-based biopharmaceutical company Alexion, Canadian premium outerwear brand Canada Goose, US-based provider of workflow software utilized by public relations professionals Cision and US-based bank holding company Webster.

REGION ALLOCATION

Region	9/30/2018	9/30/2019
Americas	61.0%	55.8%
Europe	22.4	26.7
Pacific Basin	8.6	6.0
Emerging Markets	5.0	4.6

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: Danish wind power company Vestas Wind Systems, the UK’s primary stock exchange London Stock Exchange Group, US-based provider of data center and cloud networking equipment Arista, UK-based luxury fashion house Burberry and Swiss supplier of pharmaceutical, healthcare and life science products Lonza Group. We funded these purchases in part through exiting our positions in Tableau, Webster, ASML, Noble Energy and Nintendo.

Artisan Partners Funds	5

ARTISAN GLOBAL EQUITY FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/29/2010 to 9/30/2019)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2019)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan Global Equity Fund – Investor Shares (3/29/2010)	6.90%	13.81%	9.67%	11.84%
Artisan Global Equity Fund – Institutional Shares (10/15/2015)	7.10	14.09	n/a	11.33
MSCI ACWI Index	1.38	9.71	6.65	7.94	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Investor Shares’ performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

6	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2019, global equities were mixed. Though emerging and European markets finished in slightly negative territory, US markets delivered positive results. Growing concerns over global economic growth dominated markets during the period, especially in the face of diverging direction on monetary policy, US-China trade tensions and uncertainty surrounding Brexit, in addition to a formal impeachment inquiry of President Trump late in the period.

SECTOR DIVERSIFICATION

Sector	9/30/2018	9/30/2019
Communication Services	5.2%	5.9%
Consumer Discretionary	0.1	7.5
Consumer Staples	8.4	5.5
Energy	3.5	3.3
Financials	18.4	16.4
Health Care	14.2	18.9
Industrials	16.0	9.1
Information Technology	24.3	26.5
Materials	5.9	4.0
Utilities	0.6	–
Other assets less liabilities	3.4	2.9
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: Brazilian oil and natural gas supplier Petrobras, German gases and engineering company Linde, Germany-based European exchange operator Deutsche Boerse, the UK’s primary stock exchange London Stock Exchange Group and US-based operator of global commodity and financial markets Intercontinental Exchange. Bottom contributors during the period included: German Internet payment and processing services provider Wirecard, US-based radiation therapy technology developer ViewRay, US-based developer and manufacturer of defense and security solutions company Raytheon, US-based biopharmaceutical company Bristol-Myers Squibb and Netherlands-based diversified financial services provider ING.

REGION ALLOCATION

Region	9/30/2018	9/30/2019
Americas	47.2%	49.4%
Europe	40.8	36.1
Pacific Basin	3.6	6.8
Emerging Markets	5.0	4.8

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: US-based provider of payment processing and information management solutions WEX, US-based online retailer Amazon.com, US-based biopharmaceutical company ACADIA Pharmaceuticals, US-based discount retail store operator Dollar Tree and Japan-based developer and manufacturer of medical, industrial and semiconductor equipment as well as scientific and metrology instruments Jeol. We funded these purchases in part through exiting our positions in Raytheon, Elekta, Abbott Laboratories, Johnson & Johnson and Air Liquide.

Artisan Partners Funds	7

ARTISAN GLOBAL OPPORTUNITIES FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/22/2008 to 9/30/2019)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2019)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Global Opportunities Fund – Investor Shares (9/22/2008)	4.85%	11.67%	10.58%	13.33%	11.11%
Artisan Global Opportunities Fund – Advisor Shares (4/1/2015)	5.03	11.82	n/a	n/a	11.02
Artisan Global Opportunities Fund – Institutional Shares (7/26/2011)	5.11	11.93	10.84	n/a	11.32
MSCI ACWI Index	1.38	9.71	6.65	8.35	6.87	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Investor Shares’ and Advisor Shares’ performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

8	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2019, global equities were mixed. Though emerging and European markets finished in slightly negative territory, US markets delivered positive results. Growing concerns over global economic growth dominated markets during the period, especially in the face of diverging direction on monetary policy, US-China trade tensions and uncertainty surrounding Brexit, in addition to a formal impeachment inquiry of President Trump late in the period.

SECTOR DIVERSIFICATION

Sector	9/30/2018	9/30/2019
Communication Services	10.5%	7.1%
Consumer Discretionary	14.8	10.7
Consumer Staples	7.1	3.2
Energy	5.3	–
Financials	11.8	8.7
Health Care	13.3	22.0
Industrials	9.0	17.0
Information Technology	22.8	22.2
Materials	1.2	1.4
Utilities	–	1.4
Other assets less liabilities	4.2	6.3
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: US-based processing and technology services company IHS Markit, US-based online payments processing company Worldpay, the UK’s primary stock exchange London Stock Exchange Group, US-based defense, communications and electronics equipment provider L3Harris and Australian enterprise software designer and developer Atlassian. Bottom contributors during the period included: UK-based manufacturer of premium carbonated mixers Fevertree Drinks, US-based developer and publisher of interactive entertainment Activision Blizzard, Spanish global distribution systems provider for airlines Amadeus IT Group, US-based oil and gas exploration and production company Pioneer Natural Resources and Japanese cosmetic and toiletry products manufacturer Shiseido.

REGION ALLOCATION

Region	9/30/2018	9/30/2019
Americas	49.7%	54.4%
Europe	25.6	25.7
Pacific Basin	15.1	7.9
Emerging Markets	5.4	5.7

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: US-based software provider Microsoft, US-based defense, communications and electronics equipment provider L3Harris Technologies, US-based provider of microprocessors for PCs and servers, graphics processors and processors for several game consoles Advanced Micro Devices, US-based provider of data center and cloud networking equipment Arista and Danish wind power company Vestas Wind Systems. We funded these purchases in part through exiting our positions in Pioneer Natural Resources, Shiseido, Nintendo, Noble Energy and ASML.

Artisan Partners Funds	9

ARTISAN GLOBAL VALUE FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/10/2007 to 9/30/2019)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2019)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Global Value Fund – Investor Shares (12/10/2007)	-0.50%	7.52%	5.88%	10.04%	7.17%
Artisan Global Value Fund – Advisor Shares (4/1/2015)	-0.40	7.66	n/a	n/a	5.96
Artisan Global Value Fund – Institutional Shares (7/17/2012)	-0.30	7.76	6.11	n/a	10.31
MSCI ACWI Index	1.38	9.71	6.65	8.35	4.10	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance information, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Investor Shares’ performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

10	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2019, global equities were mixed. Though emerging and European markets finished in slightly negative territory, US markets delivered positive results. Growing concerns over global economic growth dominated markets during the period, especially in the face of diverging direction on monetary policy, US-China trade tensions and uncertainty surrounding Brexit, in addition to a formal impeachment inquiry of President Trump late in the period.

SECTOR DIVERSIFICATION

Sector	9/30/2018	9/30/2019
Communication Services	10.8%	11.7%
Consumer Discretionary	8.6	12.0
Consumer Staples	6.0	4.0
Energy	2.2	1.6
Financials	30.6	31.5
Health Care	9.8	7.8
Industrials	8.9	10.8
Information Technology	13.1	14.0
Materials	1.5	–
Other assets less liabilities	8.5	6.6
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: Brazilian telecommunications company Telefonica Brasil, US-based dental supply manufacturer DENTSPLY SIRONA, US-based insurance company Arch Capital, Netherlands-based global semiconductor manufacturer NXP Semiconductors and US-based professional services firm Marsh & McLennan. Bottom contributors during the period included: Chinese Internet search engine operator Baidu, US-based package and freight delivery company FedEx, US-based wireless communications equipment manufacturer QUALCOMM, Swiss financial services provider UBS Group and US-based engineering and construction firm Fluor.

REGION ALLOCATION

Region	9/30/2018	9/30/2019
Americas	47.5%	53.8%
Europe	29.1	29.0
Emerging Markets	13.5	10.6
Pacific Basin	1.4	–

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: US-based social networking website operator Facebook, US-based IT services vendor Cognizant Technology Solutions, US-based provider of online travel and related services Booking Holdings, UK-based defense, security and aerospace company BAE Systems and US-based insurance company Wells Fargo. We funded these purchases in part through exiting our positions in QUALCOMM, GlaxoSmithKline, Johnson & Johnson, LafargeHolcim and ISS.

Artisan Partners Funds	11

ARTISAN HIGH INCOME FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/19/2014 to 9/30/2019)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2019)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan High Income Fund – Investor Shares (3/19/2014)	4.81%	6.48%	6.47%	6.22%
Artisan High Income Fund – Advisor Shares (3/19/2014)	4.98	6.66	6.65	6.39
Artisan High Income Fund – Institutional Shares (10/3/2016)	5.08	n/a	n/a	6.67
ICE BofAML U.S. High Yield Master II Index	6.30	6.07	5.36	4.99	*

*	As of Investor and Advisor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above does not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. Unlike the Index, the Fund may hold loans and other security types. At times, this can cause material differences in relative performance. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

12	Artisan Partners Funds

INVESTING ENVIRONMENT

Non-investment grade credit markets posted broadly positive returns during the 12-month period ended September 30, 2019. Risk sentiment was buoyed by a global shift to more accommodative monetary policy amid persistent global growth fears. While the investing environment was marked by an uptick in risk asset volatility, credit markets were propelled by a combination of strong fundamentals and favorable supply/demand dynamics.

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: US-based multinational conglomerate General Electric, US-based telecommunications and mass media company Charter Communications, UK-based independent insurance broker Ardonagh Group, US-based lender Springleaf Finance and US-based wireless network operator T-Mobile USA. Bottom contributors during the period included: US-based oil and gas company E&P EP Energy, US-based multi-brand specialty retailer J Crew Group, US-based agricultural products and service provider Pinnacle Operating Corp, US-based independent energy company Halcon Resources Group and US-based women’s retailer Ascena Retail Group. The use of derivatives, including U.S. Treasury futures used as a hedge on interest rates, had a negative overall impact on performance during the period.

PORTFOLIO COMPOSITION

Type	9/30/2018	9/30/2019
Corporate Bonds	71.0%	64.0%
Bank Loans	22.5	28.7
Convertible Debentures	0.5	–
Preferred Stocks	0.2	0.1
Common Stock	0.1	0.0 †
Other assets less liabilities	5.7	7.2
	100.0%	100.0%

†	Amount rounds to less than 0.1%

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: US-based multinational conglomerate General Electric, US-based real estate and relocation services provider Realogy Group, Malta-based private aviation company VistaJet, US-based REIT operator Uniti Group and US-based car manufacturer Tesla. We funded these purchases in part through exiting our positions in First Data Corp, York Risk Services, Iron Mountain, Compass Group and Service Master.

Artisan Partners Funds	13

ARTISAN INTERNATIONAL FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/28/1995 to 9/30/2019)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2019)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Fund – Investor Shares (12/28/1995)	6.29%	8.61%	4.08%	6.77%	8.81%
Artisan International Fund – Advisor Shares (4/1/2015)	6.46	8.76	n/a	n/a	3.62
Artisan International Fund – Institutional Shares (7/1/1997)	6.52	8.84	4.31	7.01	7.82
MSCI EAFE Index	-1.34	6.48	3.27	4.90	4.61	*
MSCI ACWI ex U.S. Index†	-1.23	6.33	2.90	4.45	5.00	*

*	As of Investor Shares inception date.
†	The performance of the Index represents linked performance data for the MSCI ACWI ex U.S. (Gross) Index from inception to 12/31/2000 and the MSCI ACWI ex U.S. (Net) Index from 1/1/2001 forward.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

14	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2019, global equities were mixed. Though emerging and European markets finished in slightly negative territory, US markets delivered positive results. Growing concerns over global economic growth dominated markets during the period, especially in the face of diverging direction on monetary policy, US-China trade tensions and uncertainty surrounding Brexit, in addition to a formal impeachment inquiry of President Trump late in the period.

SECTOR DIVERSIFICATION

Sector	9/30/2018	9/30/2019
Communication Services	0.2%	2.2%
Consumer Discretionary	–	4.2
Consumer Staples	10.9	6.1
Energy	3.2	4.1
Financials	27.5	30.2
Health Care	9.5	11.6
Industrials	22.0	15.7
Information Technology	7.8	7.9
Materials	13.0	14.8
Utilities	0.8	–
Other assets less liabilities	5.1	3.2
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: Swiss multinational packaged food provider Nestle, German gases and engineering company Linde, Germany-based European exchange operator Deutsche Boerse, Brazilian oil and natural gas supplier Petrobras and the UK’s primary stock exchange London Stock Exchange Group. Bottom contributors during the period included: German Internet payment and processing services provider Wirecard, UK-based manufacturer of several medical products and technologies in the areas of wound management and skin care ConvaTec, Irish low-cost airline Ryanair Holdings, Netherlands-based diversified financial services provider ING and Swiss distributor of HVAC products Ferguson.

REGION ALLOCATION

Region	9/30/2018	9/30/2019
Europe	72.0%	65.7%
Americas	10.3	14.5
Emerging Markets	7.2	8.0
Pacific Basin	5.4	8.0
Middle East	–	0.6

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: US-based Internet search engine operator Alphabet, US-based online retailer Amazon.com, UK-based provider of a range of insurance brokerage, reinsurance and risk management consulting services Willis Towers Watson, UK-based alcoholic beverage producer Diageo and US-based operator of global commodity and financial markets Intercontinental Exchange. We funded these purchases in part through exiting our positions in Canadian Pacific Railway, Ferguson, Anheuser-Busch, Henkel and Sonova Holding.

Artisan Partners Funds	15

ARTISAN INTERNATIONAL SMALL-MID FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/21/2001 to 9/30/2019)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2019)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Small-Mid Fund – Investor Shares (12/21/2001)	-1.38%	6.63%	4.86%	7.28%	10.92%
Artisan International Small-Mid Fund – Advisor Shares (12/4/2018)	n/a	n/a	n/a	n/a	14.36	(1)
Artisan International Small-Mid Fund – Institutional Shares (4/12/2016)	-1.18	6.85	n/a	n/a	6.76
MSCI ACWI ex U.S. SMID Net Index(2)	-4.54	5.03	3.90	5.69	8.56	*
MSCI ACWI ex U.S. Small Cap Net Index(3)	-5.63	4.64	3.98	6.13	9.27	*
MSCI EAFE Index	-1.34	6.48	3.27	4.90	5.74	*
MSCI EAFE Small Cap Index	-5.93	5.94	6.02	7.45	9.35	*

*	As of Investor Shares inception date.
(1)	For the period from commencement of operations 12/4/2018 through 9/30/2019; not annualized.
(2)	Effective December 4, 2018, the Fund’s primary benchmark was changed from the MSCI EAFE Index to the MSCI ACWI ex U.S. SMID Net Index, which provides a more appropriate comparison in light of the Fund’s investment strategy.
(3)	Effective December 4, 2018, the Fund’s secondary benchmark was changed from the MSCI EAFE Small Cap Index to the MSCI ACWI ex U.S. Small Cap Net Index, which provides a more appropriate comparison in light of the Fund’s investment strategy.

Effective December 4, 2018, the Fund’s principal investment strategies changed to reflect, among other things, greater flexibility to invest in small- and medium-sized companies. The Fund’s performance prior to December 4, 2018 would have been different if the Fund were managed using the current investment strategies. The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

16	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2019, global equities were mixed. Though emerging and European markets finished in slightly negative territory, US markets delivered positive results. Growing concerns over global economic growth dominated markets during the period, especially in the face of diverging direction on monetary policy, US-China trade tensions and uncertainty surrounding Brexit, in addition to a formal impeachment inquiry of President Trump late in the period.

SECTOR DIVERSIFICATION

Sector	9/30/2018	9/30/2019
Communication Services	6.4%	2.5%
Consumer Discretionary	11.5	9.5
Consumer Staples	1.6	8.8
Financials	18.2	3.5
Health Care	14.8	24.8
Industrials	13.2	16.9
Information Technology	17.0	26.8
Materials	2.4	2.7
Real Estate	4.4	1.2
Other assets less liabilities	10.5	3.3
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: Israel-based manufacturer and distributer of smart energy solutions SolarEdge Technologies, US-based biopharmaceutical company ACADIA Pharmaceuticals, Israel-based provider of cloud-based and on-premise enterprise software solutions Nice, Israel-based manufacturer of high-performance interconnect solutions for data centers Mellanox Technologies and Japanese provider of ERP (enterprise resource planning) system software for SMEs (small- & medium-sized enterprises) Obic. Bottom contributors during the period included: Swedish provider of synthetic magnetic resonance imaging solutions SyntheticMR, Japanese online delivery service Yume No Machi, US-based radiation therapy technology developer ViewRay, Israel-based generics- and neurology-focused global pharmaceutical company Teva Pharmaceutical Industries and Irish hotel group that owns and operates hotels in Ireland and the UK Dalata Hotel Group.

REGION ALLOCATION

Region	9/30/2018	9/30/2019
Europe	69.8%	48.0%
Pacific Basin	9.0	22.3
Americas	6.9	16.2
Emerging Markets	3.8	4.9
Middle East	–	5.3

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: Israel-based provider of cloud-based and on-premise enterprise software solutions Nice, Swiss developer, producer and distributor of laboratory instruments and solutions Tecan Group, Japanese courier service company SG, Japanese provider of ERP (enterprise resource planning) system software for SMEs (small- & medium-sized enterprises) Obic and US-based manufacturer and marketer of lighting-class LEDs, lighting products and products for power and radio frequency applications Cree. We funded these purchases in part through exiting our positions in InterXion Holding, NEX Group, Wirecard, Euronext and Cellnex Telecom.

Artisan Partners Funds	17

ARTISAN INTERNATIONAL VALUE FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/23/2002 to 9/30/2019)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2019)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Value Fund – Investor Shares (9/23/2002)	0.38%	5.75%	4.21%	8.34%	11.64%
Artisan International Value Fund – Advisor Shares (4/1/2015)	0.52	5.90	n/a	n/a	3.97
Artisan International Value Fund – Institutional Shares (10/1/2006)	0.63	5.99	4.45	8.58	6.57
MSCI EAFE Index	-1.34	6.48	3.27	4.90	7.35	*
MSCI ACWI ex U.S. Index	-1.23	6.33	2.90	4.45	7.82	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

18	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2019, global equities were mixed. Though emerging and European markets finished in slightly negative territory, US markets delivered positive results. Growing concerns over global economic growth dominated markets during the period, especially in the face of diverging direction on monetary policy, US-China trade tensions and uncertainty surrounding Brexit, in addition to a formal impeachment inquiry of President Trump late in the period.

SECTOR DIVERSIFICATION

Sector	9/30/2018	9/30/2019
Communication Services	10.7%	10.2%
Consumer Discretionary	9.7	11.5
Consumer Staples	7.7	7.0
Energy	3.2	2.4
Financials	22.3	21.3
Health Care	8.7	5.0
Industrials	11.0	11.0
Information Technology	11.3	12.2
Materials	2.3	4.5
Other assets less liabilities	13.1	14.9
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: US-based insurance company Arch Capital Group, Brazilian telecommunications company Telefonica Brasil, Switzerland-based global provider of forwarding and logistics services, specializing in intercontinental air freight and ocean freight shipments Panalpina Welttransport, UK-based catering service provider Compass Group and Swiss multinational packaged food provider Nestle. Bottom contributors during the period included: Chinese Internet search engine operator Baidu, Swiss financial services provider UBS Group, Spanish bank Bankia, Swiss provider of power and automation technologies ABB and Canadian oil and gas company Imperial Oil.

REGION ALLOCATION

Region	9/30/2018	9/30/2019
Europe	55.5%	55.8%
Emerging Markets	16.4	18.4
Americas	13.6	10.3
Pacific Basin	1.4	0.6

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: German-based designer, manufacturer and distributor of dialysis equipment and supplier and provider of essential kidney dialysis services Fresenius Medical Care, Irish global building materials company CRH, UK-based provider of a range of insurance brokerage, reinsurance and risk management consulting services Willis Towers Watson, UK-based consumer goods company Reckitt Benckiser Group and German developer and manufacturer of lighting, electronic components and systems Hella. We funded these purchases in part through exiting our positions in Medtronic, Aon, GlaxoSmithKline, Carlsberg and Allergan.

Artisan Partners Funds	19

ARTISAN MID CAP FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (6/27/1997 to 9/30/2019)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2019)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Mid Cap Fund – Investor Shares (6/27/1997)	5.11%	12.62%	9.76%	13.51%	13.15%
Artisan Mid Cap Fund – Advisor Shares (4/1/2015)	5.36	12.81	n/a	n/a	8.99
Artisan Mid Cap Fund – Institutional Shares (7/1/2000)	5.41	12.89	10.02	13.79	8.47
Russell Midcap® Index	3.19	10.69	9.10	13.07	9.66	*
Russell Midcap® Growth Index	5.20	14.50	11.12	14.08	8.82	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

20	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2019, US stock returns were mixed: they advanced in the large- and mid-cap spaces while they retreated within the small-cap category. Though the US Federal Reserve’s decision to cut interest rates buoyed markets, concerns over global growth, US-China trade tensions and a formal impeachment inquiry of President Trump tempered market returns. From a style standpoint, value outperformed growth in the large- and small-cap categories but trailed growth in the mid-cap space.

SECTOR DIVERSIFICATION

Sector	9/30/2018	9/30/2019
Communication Services	3.9%	5.1%
Consumer Discretionary	10.9	11.5
Consumer Staples	1.5	–
Energy	2.3	–
Financials	9.6	3.1
Health Care	17.4	24.6
Industrials	17.2	15.9
Information Technology	32.5	36.5
Materials	2.0	–
Other assets less liabilities	2.7	3.3
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: analytics software provider Tableau, cloud computing company Veeva Systems, Australian enterprise software designer and developer Atlassian, electronic transaction processing provider Global Payments and online payments processing company Worldpay. Bottom contributors during the period included: oil exploration and production company Concho Resources, banking franchise specializing in the West Coast tech community SVB Financial, biotechnology company Neurocrine Biosciences, Canadian premium outerwear brand Canada Goose and biopharmaceutical company Alexion.

REGION ALLOCATION

Region	9/30/2018	9/30/2019
Americas	92.4%	87.4%
Europe	2.9	7.1
Emerging Markets	1.0	2.2
Pacific Basin	1.0	–

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: provider of data center and cloud networking equipment Arista, medical device firm DexCom, entertainment company Hasbro, biotechnology company Ascendis Pharma and off-price discount retailer Burlington. We funded these purchases in part through exiting our positions in Tableau, Concho Resources, TD Ameritrade, Stanley Black & Decker and SVB Financial.

Artisan Partners Funds	21

ARTISAN MID CAP VALUE FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/28/2001 to 9/30/2019)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2019)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Mid Cap Value Fund – Investor Shares (3/28/2001)	-2.49%	6.80%	4.94%	9.64%	9.78%
Artisan Mid Cap Value Fund – Advisor Shares (4/1/2015)	-2.32	6.95	n/a	n/a	4.83
Artisan Mid Cap Value Fund – Institutional Shares (2/1/2012)	-2.22	7.05	5.17	n/a	8.31
Russell Midcap® Index	3.19	10.69	9.10	13.07	9.61	*
Russell Midcap® Value Index	1.60	7.82	7.55	12.29	9.70	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

22	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2019, US stock returns were mixed: they advanced in the large- and mid-cap spaces while they retreated within the small-cap category. Though the US Federal Reserve’s decision to cut interest rates buoyed markets, concerns over global growth, US-China trade tensions and a formal impeachment inquiry of President Trump tempered market returns. From a style standpoint, value outperformed growth in the large- and small-cap categories but trailed growth in the mid-cap space.

SECTOR DIVERSIFICATION

Sector	9/30/2018	9/30/2019
Communication Services	13.6%	11.9%
Consumer Discretionary	13.7	15.1
Consumer Staples	3.0	2.8
Energy	10.7	1.7
Financials	21.3	28.6
Health Care	1.1	4.0
Industrials	15.7	12.0
Information Technology	4.5	7.0
Materials	7.7	8.2
Real Estate	2.7	4.3
Other assets less liabilities	6.0	4.4
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: dental supply manufacturer DENTSPLY SIRONA, insurance company Arch Capital Group, developer of automatic-dimming mirrors Gentex, automotive company AutoNation and semiconductor company specializing in high performance analog signal processing chips Analog Devices. Bottom contributors during the period included: engineering and construction firm Fluor, automotive parts and equipment provider Delphi Technologies, independent oil and gas exploration and production company Cimarex Energy, oil and gas company Devon Energy and video and Internet commerce company Qurate Retail.

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: camper and RV manufacturer Thor Industries, dental supply manufacturer DENTSPLY SIRONA, provider of online brokerage and financial services E*TRADE Financial, enterprise data storage and solutions company NetApp and multi-bank holding company BOK Financial. We funded these purchases in part through exiting our positions in Qurate Retail, Hess, Fluor, Cimarex Energy and TripAdvisor.

Artisan Partners Funds	23

ARTISAN SMALL CAP FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/28/1995 to 9/30/2019)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2019)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Small Cap Fund – Investor Shares (3/28/1995)	2.02%	16.00%	13.93%	14.83%	9.54%
Artisan Small Cap Fund – Advisor Shares (2/1/2017)	2.16	n/a	n/a	n/a	18.92
Artisan Small Cap Fund – Institutional Shares (5/7/2012)	2.25	16.23	14.18	n/a	14.11
Russell 2000® Index	-8.89	8.23	8.19	11.19	8.93	*
Russell 2000® Growth Index	-9.63	9.79	9.08	12.25	7.57	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

24	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2019, US stock returns were mixed: they advanced in the large- and mid-cap spaces while they retreated within the small-cap category. Though the US Federal Reserve’s decision to cut interest rates buoyed markets, concerns over global growth, US-China trade tensions and a formal impeachment inquiry of President Trump tempered market returns. From a style standpoint, value outperformed growth in the large- and small-cap categories but trailed growth in the mid-cap space.

SECTOR DIVERSIFICATION

Sector	9/30/2018	9/30/2019
Communication Services	2.2%	5.6%
Consumer Discretionary	13.8	9.8
Energy	1.6	–
Financials	3.6	3.4
Health Care	19.8	22.5
Industrials	20.3	16.1
Information Technology	35.7	37.5
Materials	1.2	1.2
Other assets less liabilities	1.8	3.9
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: cloud computing company Veeva Systems, non-linear entertainment devices manufacturer Roku, analytics software provider Tableau, provider of secure, cloud-based virtual banking solutions to regional and community banks Q2 and provider of electronic components used in marine, environmental and industrials applications Teledyne. Bottom contributors during the period included: Canadian premium outerwear brand Canada Goose, provider of workflow software utilized by public relations professionals Cision, provider of health savings accounts and related services to individuals HealthEquity, automotive cockpit electronics supplier Visteon and biotechnology company Neurocrine Biosciences.

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: provider of mobile and online messaging solutions LivePerson, provider of unified, cloud-based spend-management software Coupa, designer, manufacturer, marketer and distributor of photovoltaic solar power systems and solar modules First Solar, provider of analytics, data, information and workflow solutions Clarivate Analytics and provider of on demand products and services for the rental house industry RealPage. We funded these purchases in part through exiting our positions in Veeva Systems, Proofpoint, Tableau, Visteon and Curtiss-Wright.

Artisan Partners Funds	25

ARTISAN SUSTAINABLE EMERGING MARKETS FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $1,000,000 INVESTMENT (6/26/2006 to 9/30/2019)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2019)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Sustainable Emerging Markets Fund – Investor Shares (6/2/2008)	1.91%	6.98%	4.64%	2.30%	-0.42%
Artisan Sustainable Emerging Markets Fund – Institutional Shares (6/26/2006)	2.04	7.07	4.68	2.47	4.40
MSCI Emerging Markets Index	-2.02	5.97	2.33	3.37	5.22	*

*	As of Institutional Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Fund’s performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

26	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2019, global equities were mixed. Though emerging and European markets finished in slightly negative territory, US markets delivered positive results. Growing concerns over global economic growth dominated markets during the period, especially in the face of diverging direction on monetary policy, US-China trade tensions and uncertainty surrounding Brexit, in addition to a formal impeachment inquiry of President Trump late in the period.

SECTOR DIVERSIFICATION

Sector	9/30/2018	9/30/2019
Communication Services	9.6%	4.1%
Consumer Discretionary	14.0	21.3
Consumer Staples	1.6	2.3
Energy	7.8	7.9
Financials	19.8	19.5
Health Care	8.9	7.2
Industrials	8.9	9.5
Information Technology	17.4	16.8
Materials	6.6	6.9
Real Estate	1.4	1.8
Utilities	1.3	1.1
Other assets less liabilities	2.7	1.6
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: Chinese pharmaceutical company Sino Biopharmaceutical, Russian mining company Polyus, Brazilian management software company Linx, Indian retail and corporate bank ICICI Bank and Brazilian developer of educational content for K-12 private schools Arco Platform. Bottom contributors during the period included: Chinese Internet search engine operator Baidu, Korean manufacturer of bio-healthcare products Samsung Biologics, Chinese oil and gas company China Petroleum & Chemical, UK-based provider of port and harbor services Global Ports and Korean biopharmaceutical manufacturer Medy-Tox.

REGION ALLOCATION

Region	9/30/2018	9/30/2019
Emerging Asia	61.3%	58.4%
Europe, Middle East and Africa	17.9	18.9
Latin America	13.5	17.3
Developed Markets	4.6	3.9

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: Brazilian retailer Grupo SBF, Brazilian developer of educational content for K-12 private schools Arco Platform, Indian medical diagnostics company Metropolis, UK-based independent rail car operator Globaltrans and Chinese household electrical appliances company Haier Smart Home. We funded these purchases in part through exiting our positions in Digital China, Emaar Development, NAVER, Grupo Supervielle and Godrej.

Artisan Partners Funds	27

ARTISAN THEMATIC FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (4/24/2017 to 9/30/2019)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2019)

Fund / Index	1-Year	Since Inception
Artisan Thematic Fund – Investor Shares (4/24/2017)	12.35%	26.73%
Artisan Thematic Fund – Advisor Shares (7/31/2018)	12.49	14.50
S&P 500® Index	4.25	11.94	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The Fund’s investments in initial public offerings (IPOs) made a material contribution to performance. IPO investments may contribute significantly to a small portfolio’s return, an effect that will generally decrease as assets grow. IPO investments may be unavailable in the future. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Investor Shares’ performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of the index.

28	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2019, global equities were mixed. Though emerging and European markets finished in slightly negative territory, US markets delivered positive results. Growing concerns over global economic growth dominated markets during the period, especially in the face of diverging direction on monetary policy, US-China trade tensions and uncertainty surrounding Brexit, in addition to a formal impeachment inquiry of President Trump late in the period.

SECTOR DIVERSIFICATION

Sector	9/30/2018	9/30/2019
Communications	3.8%	–%
Communication Services	–	15.4
Consumer Discretionary	–	3.3
Consumer Staples	4.1	–
Financials	27.1	4.9
Health Care	9.4	12.7
Industrials	11.8	5.1
Information Technology	–	28.9
Materials	–	7.9
Technology	26.9
Real Estate	–	9.0
Other assets less liabilities	16.9	12.8
	100.0%	100.0%

PERFORMANCE DISCUSSION*

Top contributors within the portfolio during the period included: US-based provider of technology services to the financial services industry Fidelity National Information Services, US-based software virtualization company VMware, US-based online payments processing company Worldpay, US-based processing and technology services company IHS Markit and US-based provider of risk and information solutions to businesses and consumers Transunion. Bottom contributors during the period included: US-based software company Splunk, US-based music streaming platform Spotify, US-based payment automation company Bottomline Technologies, Chinese Internet company Tencent and US-based security company Northrop Grumman. The use of derivatives, including options used to hedge short-term portfolio volatility, had a negative overall impact on performance during the period.

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: US-based provider of technology services to the financial services industry Fidelity National Information Services, French supplier of industrial gasses and services Air Liquide, US-based medical technology company Becton Dickinson, US-based wireless carrier T-Mobile and US-based provider of research and technology solutions in health care IQVIA. We funded these purchases in part through exiting our positions in CME Group, Intercontinental Exchange, Lamb Weston, Airbus and Automatic Data Processing.

*	For options, exposures have been delta-adjusted to determine contribution to return.

Artisan Partners Funds	29

ARTISAN VALUE FUND

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/27/2006 to 9/30/2019)

AVERAGE ANNUAL TOTAL RETURNS (as of 9/30/2019)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Value Fund – Investor Shares (3/27/2006)	-1.80%	7.94%	6.67%	10.07%	6.64%
Artisan Value Fund – Advisor Shares (4/1/2015)	-1.59	8.12	n/a	n/a	7.08
Artisan Value Fund – Institutional Shares (7/26/2011)	-1.57	8.20	6.90	n/a	8.94
Russell 1000® Index	3.87	13.19	10.62	13.23	8.60	*
Russell 1000® Value Index	4.00	9.43	7.79	11.46	6.88	*

*	As of Investor Shares inception date.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, visit www.artisanpartners.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Advisor Shares’ performance reflects Artisan Partners’ contractual agreement to limit the Fund’s expenses, which has had a material impact on performance and performance would have been lower in its absence. See Notes on Management’s Discussion of Fund Performance and Portfolio Holdings’ Classification for a description of each index.

30	Artisan Partners Funds

INVESTING ENVIRONMENT

During the one-year period ended September 30, 2019, US stock returns were mixed: they advanced in the large- and mid-cap spaces while they retreated within the small-cap category. Though the US Federal Reserve’s decision to cut interest rates buoyed markets, concerns over global growth, US-China trade tensions and a formal impeachment inquiry of President Trump tempered market returns. From a style standpoint, value outperformed growth in the large- and small-cap categories but trailed growth in the mid-cap space.

SECTOR DIVERSIFICATION

Sector	9/30/2018	9/30/2019
Communication Services	13.6%	14.9%
Consumer Discretionary	10.8	9.5
Consumer Staples	–	3.8
Energy	11.6	2.0
Financials	19.9	23.8
Health Care	7.0	8.5
Industrials	5.5	10.9
Information Technology	13.7	16.0
Materials	9.6	7.7
Real Estate	2.0	–
Other assets less liabilities	6.3	2.9
	100.0%	100.0%

PERFORMANCE DISCUSSION

Top contributors within the portfolio during the period included: Netherlands-based global semiconductor manufacturer NXP Semiconductors, media and television broadcasting company Comcast, global investment management firm Oaktree Capital, automotive company AutoNation and developer and manufacturer of defense and security solutions company Raytheon. Bottom contributors during the period included: oil and gas company EOG Resources, oil and gas company Apache, broadcasting and television company CBS, oil and gas company Devon Energy and video and Internet commerce company Qurate Retail.

REGION ALLOCATION

Region	9/30/2018	9/30/2019
Americas	87.0%	83.2%
Europe	4.2	11.1
Emerging Markets	2.5	2.8

PORTFOLIO CHANGES

During the period, we identified the following new investment opportunities for the portfolio: provider of online travel and related services Booking Holdings, developer and manufacturer of defense and security solutions company Raytheon, French pharmaceutical company Sanofi, package and freight delivery company FedEx and tobacco product company Altria Group. We funded these purchases in part through exiting our positions in Occidental Petroleum, Hess, Qurate Retail, LyondellBasell Industries and Apache.

Artisan Partners Funds	31

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments – September 30, 2019

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.1%

ARGENTINA - 5.0%
MercadoLibre, Inc.*	241	$132,698

BRAZIL - 6.3%
B3 SA - Brasil Bolsa Balcao	7,798	82,239
Lojas Renner SA*	2,431	29,465
Raia Drogasil SA*	1,181	27,238
StoneCo Ltd., Class A*	843	29,334

		168,276
CHINA - 27.7%
Alibaba Group Holding Ltd., ADR*	967	161,645
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,920	29,561
Huazhu Group Ltd., ADR	1,871	61,767
Jiangsu Hengrui Medicine Co. Ltd., Class A	5,085	57,467
Kweichow Moutai Co. Ltd., Class A	755	121,691
Shanghai International Airport Co. Ltd., Class A	2,361	26,392
TAL Education Group, ADR*	3,550	121,568
Tencent Holdings Ltd.	2,950	124,262
Yifeng Pharmacy Chain Co. Ltd., Class A	172	1,897
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	2,171	30,990

		737,240
FRANCE - 5.2%
Hermes International	42	28,851
LVMH Moet Hennessy Louis Vuitton SE	199	79,190
Remy Cointreau SA	220	29,191

		137,232
HONG KONG - 5.9%
AIA Group Ltd.	13,182	124,542
Hong Kong Exchanges & Clearing Ltd.	1,089	31,942

		156,484
INDIA - 9.5%
HDFC Bank Ltd., ADR	3,202	182,657
Titan Co. Ltd.	3,896	69,979

		252,636
MACAU - 2.4%
Galaxy Entertainment Group Ltd.	10,147	63,114

NETHERLANDS - 5.8%
Adyen NV*	187	123,315
ASML Holding NV, NYRS	123	30,655

		153,970

PERU - 0.4%
Credicorp Ltd.	57	11,930

PHILIPPINES - 0.6%
Puregold Price Club, Inc.	20,549	15,482

POLAND - 0.5%
Dino Polska SA*	364	14,250

RUSSIA - 3.5%
Yandex NV, Class A*	2,659	93,089

THAILAND - 7.4%
CP ALL PCL(1)	24,339	64,657
Sea Ltd., ADR*	4,252	131,602

		196,259
UNITED KINGDOM - 2.2%
Diageo plc	1,430	58,616

UNITED STATES - 11.7%
Estee Lauder Cos., Inc. (The), Class A	137	27,315
Netflix, Inc.*	118	31,703
NVIDIA Corp.	755	131,495
Visa, Inc., Class A	711	122,324

		312,837

Total common stocks (Cost $1,958,879)		2,504,113

SHORT-TERM INVESTMENTS - 4.7%

INVESTMENT COMPANIES - 4.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.10%	42,190	42,190
Federated Treasury Obligations Fund - Institutional Class, 1.96%	40,949	40,949
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.04%	40,949	40,949

Total short-term investments (Cost $124,088)		124,088

Total investments - 98.8% (Cost $2,082,967)		2,628,201

Other assets less liabilities - 1.2%		33,574

Total net assets - 100.0%(2)		$2,661,775

32	Artisan Partners Funds

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $64,657 or 2.4% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$380,656	14.5%
Consumer Discretionary	748,277	28.5
Consumer Staples	389,898	14.8
Financials	433,310	16.5
Health Care	88,457	3.4
Industrials	26,392	1.0
Information Technology	437,123	16.6
Short-Term Investments	124,088	4.7

Total investments	$2,628,201	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$138,942	5.3%
British pound	58,616	2.2
Chinese yuan renminbi offshore	267,998	10.2
Euro	260,547	9.9
Hong Kong dollar	343,860	13.1
Indian rupee	69,979	2.7
Philippine peso	15,482	0.6
Polish zloty	14,250	0.5
Thai baht	64,657	2.5
U.S. dollar	1,393,870	53.0

Total investments	$2,628,201	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
HDFC Bank Ltd.	India	6.9%
Alibaba Group Holding Ltd.	China	6.1
MercadoLibre, Inc.	Argentina	5.0
Sea Ltd.	Thailand	4.9
NVIDIA Corp.	United States	4.9
AIA Group Ltd.	Hong Kong	4.7
Tencent Holdings Ltd.	China	4.7
Adyen NV	Netherlands	4.6
Visa, Inc.	United States	4.6
Kweichow Moutai Co. Ltd.	China	4.6

Total		51.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	33

ARTISAN GLOBAL DISCOVERY FUND

Schedule of Investments – September 30, 2019

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.1%

AUSTRALIA - 1.5%
Treasury Wine Estates Ltd.	124	$1,555

BRAZIL - 3.2%
Notre Dame Intermedica Participacoes SA	185	2,423
Pagseguro Digital Ltd., Class A*	22	1,014

		3,437
CANADA - 2.0%
CAE, Inc.	38	965
Canada Goose Holdings, Inc.*	26	1,134

		2,099
CHINA - 0.5%
Tencent Music Entertainment Group, ADR*	42	539

DENMARK - 5.7%
Ascendis Pharma A/S, ADR*	13	1,255
Genmab A/S*	13	2,570
Vestas Wind Systems A/S	29	2,270

		6,095
FRANCE - 1.3%
Orpea	12	1,441

GERMANY - 5.0%
Puma SE	22	1,664
Varta AG*	38	3,699

		5,363
HONG KONG - 3.4%
Techtronic Industries Co. Ltd.	529	3,685

INDIA - 0.9%
Varun Beverages Ltd.	109	961

JAPAN - 1.1%
Hoya Corp.	15	1,224

LUXEMBOURG - 1.2%
Eurofins Scientific SE	3	1,326

NETHERLANDS - 3.2%
Adyen NV*	1	721
IMCD NV	21	1,561
Koninklijke DSM NV	9	1,105

		3,387
SPAIN - 1.3%
Amadeus IT Group SA	20	1,433

SWITZERLAND - 2.3%
Aluflexpack AG*	35	751
Lonza Group AG*	5	1,758

		2,509
UNITED KINGDOM - 6.6%
B&M European Value Retail SA	249	1,162
Burberry Group plc	66	1,759
Clarivate Analytics plc*	81	1,360
Fevertree Drinks plc	30	896
London Stock Exchange Group plc	21	1,882

		7,059
UNITED STATES - 53.9%
Advanced Micro Devices, Inc.*	52	1,514
Alexion Pharmaceuticals, Inc.*	17	1,685
Arista Networks, Inc.*	8	1,843
Atlassian Corp. plc, Class A*	7	868
Boston Scientific Corp.*	84	3,420
Burlington Stores, Inc.*	5	976
BWX Technologies, Inc.	33	1,912
Ceridian HCM Holding, Inc.*	20	975
Cintas Corp.	4	1,115
Cognex Corp.	21	1,049
Cree, Inc.*	31	1,537
DexCom, Inc.*	5	796
First Republic Bank	26	2,542
First Solar, Inc.*	24	1,418
Fortive Corp.	25	1,742
Gardner Denver Holdings, Inc.*	64	1,814
Global Payments, Inc.	37	5,910
Guidewire Software, Inc.*	37	3,903
IHS Markit Ltd.*	51	3,384
New York Times Co. (The), Class A	54	1,529
Novanta, Inc.*	15	1,242
Ollie’s Bargain Outlet Holdings, Inc.*	9	521
Progressive Corp. (The)	21	1,624
RealPage, Inc.*	19	1,173
ServiceMaster Global Holdings, Inc.*	10	553
Skyworks Solutions, Inc.	12	918
Take-Two Interactive Software, Inc.*	8	985
Teledyne Technologies, Inc.*	14	4,666
Veeva Systems, Inc., Class A*	19	2,840
WellCare Health Plans, Inc.*	2	514
Zoom Video Communications, Inc., Class A*	8	646

34	Artisan Partners Funds

	Shares Held	Value
UNITED STATES (CONTINUED)
Zynga, Inc., Class A*	377	$2,196

		57,810

Total common stocks (Cost $84,338)		99,923

SHORT-TERM INVESTMENTS - 6.6%

INVESTMENT COMPANIES - 6.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.10%	2,411	2,411
Federated Treasury Obligations Fund - Institutional Class, 1.96%	2,340	2,340
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.04%	2,340	2,340

Total short-term investments (Cost $7,091)		7,091

Total investments - 99.7% (Cost $91,429)		107,014

Other assets less liabilities - 0.3%		309

Total net assets - 100.0%(1)		$107,323

*	Non-income producing security.
(1)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation
ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$5,249	4.9%
Consumer Discretionary	7,769	7.3
Consumer Staples	3,412	3.2
Financials	6,048	5.7
Health Care	21,252	19.9
Industrials	28,173	26.3
Information Technology	26,164	24.4
Materials	1,856	1.7
Short-Term Investments	7,091	6.6

Total investments	$107,014	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$1,555	1.5%
Brazilian real	2,423	2.3
British pound	5,699	5.3
Canadian dollar	965	0.9
Danish krone	4,840	4.5
Euro	12,950	12.1
Hong Kong dollar	3,685	3.4
Indian rupee	961	0.9
Japanese yen	1,224	1.1
Swiss franc	2,509	2.4
U.S. dollar	70,203	65.6

Total investments	$107,014	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Global Payments, Inc.	United States	5.5%
Teledyne Technologies, Inc.	United States	4.3
Guidewire Software, Inc.	United States	3.6
Varta AG	Germany	3.4
Techtronic Industries Co. Ltd.	Hong Kong	3.4
Boston Scientific Corp.	United States	3.2
IHS Markit Ltd.	United States	3.2
Veeva Systems, Inc.	United States	2.6
Genmab A/S	Denmark	2.4
First Republic Bank	United States	2.4

Total		34.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	35

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments – September 30, 2019

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.1%

BRAZIL - 3.6%
Petrobras Distribuidora SA	106	$701
Petroleo Brasileiro SA, ADR*	283	4,100
Petroleo Brasileiro SA (Preference)	644	4,262

		9,063
CANADA - 2.0%
CAE, Inc.	33	847
Canada Goose Holdings, Inc.*	11	488
TMX Group Ltd.	43	3,724

		5,059
CHINA - 0.3%
ANTA Sports Products Ltd.	91	753

DENMARK - 2.2%
Carlsberg A/S, Class B	4	566
Genmab A/S*	24	4,938

		5,504
FRANCE - 3.3%
Airbus SE	47	6,144
Ipsen SA	7	621
Safran SA	10	1,618

		8,383
GERMANY - 9.6%
Deutsche Boerse AG	77	11,967
KION Group AG	20	1,053
MorphoSys AG*	11	1,187
Wirecard AG	64	10,223

		24,430
GREECE - 0.8%
JUMBO SA	114	2,162

HONG KONG - 1.7%
AIA Group Ltd.	451	4,257

INDIA - 0.1%
Varun Beverages Ltd.	28	250

IRELAND - 0.8%
Amarin Corp. plc, ADR*	135	2,048

ITALY - 1.9%
Davide Campari-Milano SpA	279	2,518
Intesa Sanpaolo SpA	1,005	2,384

		4,902
JAPAN - 5.1%
Ariake Japan Co. Ltd.	16	1,262
Daiichi Sankyo Co. Ltd.	15	969
Jeol Ltd.	172	4,077
OBIC Business Consultants Co. Ltd.	71	2,857
Obic Co. Ltd.	23	2,609
Recruit Holdings Co. Ltd.	41	1,239

		13,013
NETHERLANDS - 5.4%
ING Groep NV	476	4,981
InterXion Holding NV*	109	8,901

		13,882
NORWAY - 0.6%
Mowi ASA	69	1,589

SPAIN - 0.7%
Almirall SA	108	1,886

SWITZERLAND - 5.7%
Idorsia Ltd.*	67	1,646
Lonza Group AG*	17	5,641
Medacta Group SA*	39	3,204
Nestle SA	38	4,119

		14,610
UNITED KINGDOM - 5.8%
AVEVA Group plc	88	3,984
Linde plc	53	10,275
London Stock Exchange Group plc	5	434

		14,693
UNITED STATES - 47.5%
ACADIA Pharmaceuticals, Inc.*	135	4,843
Alphabet, Inc., Class A*	3	3,842
Alphabet, Inc., Class C*	3	3,830
Amazon.com, Inc.*	3	5,048
Anaplan, Inc.*	82	3,835
Aramark	61	2,650
Baxter International, Inc.	30	2,611
Bio-Rad Laboratories, Inc., Class A*	12	4,008
CME Group, Inc.	7	1,426
Danaher Corp.	26	3,694
Dolby Laboratories, Inc., Class A	22	1,404
Dollar Tree, Inc.*	39	4,451
Facebook, Inc., Class A*	26	4,557
Fidelity National Information Services, Inc.	75	10,015
Global Payments, Inc.	11	1,773
Halozyme Therapeutics, Inc.*	57	879

36	Artisan Partners Funds

	Shares Held	Value
UNITED STATES (CONTINUED)
IHS Markit Ltd.*	67	$4,451
Intercontinental Exchange, Inc.	91	8,420
IPG Photonics Corp.*	13	1,806
L3Harris Technologies, Inc.	22	4,607
Lamb Weston Holdings, Inc.	17	1,271
Mastercard, Inc., Class A	25	6,775
Microsoft Corp.	20	2,754
Mondelez International, Inc., Class A	46	2,556
Morningstar, Inc.	7	974
Norfolk Southern Corp.	18	3,235
PayPal Holdings, Inc.*	41	4,263
PerkinElmer, Inc.	46	3,890
Progressive Corp. (The)	42	3,234
TJX Cos., Inc. (The)	53	2,965
ViewRay, Inc.*	748	2,169
WEX, Inc.*	30	5,992
World Wrestling Entertainment, Inc., Class A	39	2,784

		121,012

Total common stocks (Cost $190,688)		247,496

SHORT-TERM INVESTMENTS - 2.5%

INVESTMENT COMPANIES - 2.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.10%	2,135	2,135
Federated Treasury Obligations Fund - Institutional Class, 1.96%	2,073	2,073
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.04%	2,072	2,072

Total short-term investments (Cost $6,280)		6,280

Total investments - 99.6% (Cost $196,968)		253,776

Other assets less liabilities - 0.4%		1,179

Total net assets - 100.0%(1)		$254,955

*	Non-income producing security.
(1)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$15,013	5.9%
Consumer Discretionary	19,218	7.6
Consumer Staples	14,131	5.6
Energy	8,362	3.3
Financials	41,801	16.5
Health Care	48,311	19.0
Industrials	23,194	9.1
Information Technology	67,191	26.5
Materials	10,275	4.0
Short-Term Investments	6,280	2.5

Total investments	$253,776	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$4,963	2.0%
British pound	4,418	1.8
Canadian dollar	4,571	1.8
Danish krone	5,504	2.2
Euro	57,019	22.3
Hong Kong dollar	5,010	2.0
Indian rupee	250	0.1
Japanese yen	13,013	5.1
Norwegian krone	1,589	0.6
Swiss franc	14,610	5.8
U.S. dollar	142,829	56.3

Total investments	$253,776	100.0%

Artisan Partners Funds	37

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Deutsche Boerse AG	Germany	4.7%
Linde plc	United Kingdom	4.0
Wirecard AG	Germany	4.0
Fidelity National Information Services, Inc.	United States	3.9
InterXion Holding NV	Netherlands	3.5
Intercontinental Exchange, Inc.	United States	3.3
Petroleo Brasileiro SA	Brazil	3.3
Alphabet, Inc.	United States	3.0
Mastercard, Inc.	United States	2.7
Airbus SE	France	2.4

Total		34.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

38	Artisan Partners Funds

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments – September 30, 2019

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.7%

AUSTRALIA - 1.4%
Treasury Wine Estates Ltd.	3,819	$47,871

BRAZIL - 1.7%
Pagseguro Digital Ltd., Class A*	1,233	57,101

CHINA - 3.0%
Budweiser Brewing Co. APAC Ltd.*	4,957	17,835
Tencent Holdings Ltd.	1,981	83,451

		101,286
DENMARK - 4.9%
Genmab A/S*	495	100,380
Vestas Wind Systems A/S	870	67,506

		167,886
GERMANY - 1.9%
adidas AG	213	66,325

HONG KONG - 3.7%
Techtronic Industries Co. Ltd.	18,098	125,959

INDIA - 1.1%
HDFC Bank Ltd., ADR	648	36,959

JAPAN - 2.8%
Hoya Corp.	484	39,501
Keyence Corp.	87	54,015

		93,516
NETHERLANDS - 2.1%
Adyen NV*	35	23,386
Koninklijke DSM NV	390	46,920

		70,306
SPAIN - 2.0%
Amadeus IT Group SA	605	43,367
Iberdrola SA	2,475	25,720

		69,087
SWITZERLAND - 4.4%
Lonza Group AG*	315	106,520
Temenos AG*	253	42,407

		148,927
UNITED KINGDOM - 10.3%
AstraZeneca plc	1,617	144,373
Burberry Group plc	2,470	66,036
Fevertree Drinks plc	1,462	43,568
London Stock Exchange Group plc	1,050	94,373

		348,350
UNITED STATES - 54.4%
Activision Blizzard, Inc.	1,338	70,819
Advanced Micro Devices, Inc.*	2,571	74,536
Agilent Technologies, Inc.	701	53,683
Alexion Pharmaceuticals, Inc.*	622	60,918
Alphabet, Inc., Class A*	70	85,965
Amazon.com, Inc.*	30	52,366
Anthem, Inc.	256	61,466
Aptiv plc	1,025	89,639
Arista Networks, Inc.*	286	68,230
Atlassian Corp. plc, Class A*	275	34,540
Bank of America Corp.	3,901	113,779
Boston Scientific Corp.*	2,200	89,520
Ceridian HCM Holding, Inc.*	757	37,368
Fidelity National Information Services, Inc.	867	115,106
Fortive Corp.	890	61,035
IHS Markit Ltd.*	3,092	206,812
Illumina, Inc.*	127	38,557
L3Harris Technologies, Inc.	552	115,119
Lowe’s Cos., Inc.	824	90,641
Microsoft Corp.	898	124,871
NextEra Energy, Inc.	98	22,722
Progressive Corp. (The)	655	50,634
Veeva Systems, Inc., Class A*	331	50,466
Visa, Inc., Class A	333	57,283
Zoom Video Communications, Inc., Class A*	270	20,550

		1,846,625

Total common stocks (Cost $2,444,151)		3,180,198

SHORT-TERM INVESTMENTS - 6.1%

INVESTMENT COMPANIES - 6.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.10%	70,012	70,012
Federated Treasury Obligations Fund - Institutional Class, 1.96%	67,953	67,953
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.04%	67,952	67,952

Total short-term investments (Cost $205,917)		205,917

Total investments - 99.8% (Cost $2,650,068)		3,386,115

Other assets less liabilities - 0.2%		8,836

Total net assets - 100.0%(1)		$3,394,951

Artisan Partners Funds	39

*	Non-income producing security.
(1)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation
ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$240,235	7.1%
Consumer Discretionary	365,007	10.8
Consumer Staples	109,274	3.2
Financials	295,745	8.7
Health Care	745,384	22.0
Industrials	576,431	17.0
Information Technology	752,760	22.3
Materials	46,920	1.4
Utilities	48,442	1.4
Short-Term Investments	205,917	6.1

Total investments	$3,386,115	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$47,871	1.4%
British pound	348,350	10.3
Danish krone	167,886	4.9
Euro	205,718	6.1
Hong Kong dollar	227,245	6.7
Japanese yen	93,516	2.8
Swiss franc	148,927	4.4
U.S. dollar	2,146,602	63.4

Total investments	$3,386,115	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
IHS Markit Ltd.	United States	6.1%
AstraZeneca plc	United Kingdom	4.3
Techtronic Industries Co. Ltd.	Hong Kong	3.7
Microsoft Corp.	United States	3.7
L3Harris Technologies, Inc.	United States	3.4
Fidelity National Information Services, Inc.	United States	3.4
Bank of America Corp.	United States	3.4
Lonza Group AG	Switzerland	3.1
Genmab A/S	Denmark	3.0
London Stock Exchange Group plc	United Kingdom	2.8

Total		36.9%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

40	Artisan Partners Funds

ARTISAN GLOBAL VALUE FUND

Schedule of Investments – September 30, 2019

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 93.4%

BELGIUM - 1.8%
Groupe Bruxelles Lambert SA	569	$54,598

BRAZIL - 2.8%
Telefonica Brasil SA, ADR	6,548	86,232

CANADA - 1.6%
Imperial Oil Ltd.	1,906	49,640

CHINA - 1.5%
Baidu, Inc., ADR*	452	46,478

FRANCE - 1.2%
Sodexo SA	337	37,794

INDIA - 0.7%
Bharti Infratel Ltd.	6,286	22,821

NETHERLANDS - 5.3%
ING Groep NV	4,321	45,235
NXP Semiconductors NV	1,078	117,629

		162,864
SOUTH KOREA - 5.6%
Hyundai Motor Co.	206	23,107
Samsung Electronics Co. Ltd.	3,613	148,172

		171,279
SPAIN - 0.4%
Bankia SA	5,992	11,315

SWITZERLAND - 10.9%
ABB Ltd.	5,261	103,370
Cie Financiere Richemont SA	1,214	89,030
Nestle SA	444	48,212
UBS Group AG*	8,294	94,155

		334,767
UNITED KINGDOM - 9.4%
BAE Systems plc	8,953	62,749
IMI plc	2,460	29,037
Lloyds Banking Group plc	121,327	80,735
Royal Bank of Scotland Group plc	16,714	42,664
Tesco plc	25,333	75,068

		290,253
UNITED STATES - 52.2%
Advance Auto Parts, Inc.	279	46,173
Allergan plc	387	65,212

UNITED STATES (CONTINUED)
Alphabet, Inc., Class A*	61	74,971
Alphabet, Inc., Class C*	28	34,663
American Express Co.	705	83,401
Aon plc	255	49,446
Arch Capital Group Ltd.*	2,170	91,077
Bank of New York Mellon Corp. (The)	2,384	107,780
Booking Holdings, Inc.*	35	68,191
Citigroup, Inc.	1,506	104,042
Cognizant Technology Solutions Corp., Class A	1,163	70,082
DENTSPLY SIRONA, Inc.	1,708	91,079
Expedia Group, Inc.	787	105,803
Facebook, Inc., Class A*	532	94,660
FedEx Corp.	588	85,611
Marsh & McLennan Cos., Inc.	929	92,935
Medtronic plc	770	83,643
Oracle Corp.	1,720	94,662
Progressive Corp. (The)	783	60,479
United Technologies Corp.	384	52,381
Wells Fargo & Co.	986	49,715

		1,606,006

Total common stocks (Cost $2,411,361)		2,874,047

SHORT-TERM INVESTMENTS - 6.0%

INVESTMENT COMPANIES - 6.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.10%	62,566	62,566
Federated Treasury Obligations Fund - Institutional Class, 1.96%	60,726	60,726
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.04%	60,725	60,725

Total short-term investments (Cost $184,017)		184,017

Total investments - 99.4% (Cost $2,595,378)		3,058,064

Other assets less liabilities - 0.6%		17,814

Total net assets - 100.0%(1)		$3,075,878

Artisan Partners Funds	41

*	Non-income producing security.
(1)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation
ADR	American Depositary Receipt

FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 67,818	CNH 461,300	JPM	11/13/2019	$3,286

Total unrealized appreciation				3,286

CNH 181,271	USD 26,010	JPM	11/13/2019	(652)

Total unrealized depreciation				(652)

Net unrealized appreciation				$2,634

CNH	Chinese yuan renminbi offshore
USD	U.S. dollar
JPM	JPMorgan Chase Bank, N.A.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$359,825	11.8%
Consumer Discretionary	370,098	12.1
Consumer Staples	123,280	4.0
Energy	49,640	1.6
Financials	967,577	31.6
Health Care	239,934	7.9
Industrials	333,148	10.9
Information Technology	430,545	14.1
Short-Term Investments	184,017	6.0

Total investments	$3,058,064	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$290,253	9.5%
Canadian dollar	49,640	1.6
Euro	148,942	5.0
Indian rupee	22,821	0.7
Korean won	171,279	5.6
Swiss franc	334,767	10.9
U.S. dollar	2,040,362	66.7

Total investments	$3,058,064	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co. Ltd.	South Korea	4.8%
NXP Semiconductors NV	Netherlands	3.8
Alphabet, Inc.	United States	3.6
Bank of New York Mellon Corp. (The)	United States	3.5
Expedia Group, Inc.	United States	3.4
Citigroup, Inc.	United States	3.4
ABB Ltd.	Switzerland	3.4
Oracle Corp.	United States	3.1
Facebook, Inc.	United States	3.1
UBS Group AG	Switzerland	3.1

Total		35.2%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

42	Artisan Partners Funds

ARTISAN HIGH INCOME FUND

Schedule of Investments – September 30, 2019

Shares and dollar values in thousands

	Principal Amount	Value
CORPORATE BONDS - 64.0%

AGRICULTURE - 0.1%
Pinnacle Operating Corp. 9.00%, 5/15/2023(1)(2)	$13,301	$4,655

AUTO MANUFACTURERS - 1.3%
Tesla, Inc. 5.30%, 8/15/2025(1)	55,500	49,811

AUTO PARTS & EQUIPMENT - 0.5%
Truck Hero, Inc. 8.50%, 4/21/2024(1)	17,250	17,078

CHEMICALS - 0.4%
NOVA Chemicals Corp. 5.25%, 6/1/2027(1)(3)	13,000	13,531
Starfruit Finco BV 8.00%, 10/1/2026(1)(3)	3,000	2,993

		16,524
DISTRIBUTION/WHOLESALE - 1.0%
Core & Main Holdings LP 8.63% Cash, 9.38% PIK, 9/15/2024(1)(4)	36,875	37,152

DIVERSIFIED FINANCIAL SERVICES - 3.4%
NFP Corp. 6.88%, 7/15/2025(1)	86,258	85,611
Springleaf Finance Corp. 7.13%, 3/15/2026	30,000	33,280
TMX Finance LLC 11.13%, 4/1/2023(1)	9,500	8,788

		127,679
ENGINEERING & CONSTRUCTION - 3.3%
Great Lakes Dredge & Dock Corp. 8.00%, 5/15/2022	30,120	32,102
New Enterprise Stone & Lime Co., Inc. 10.13%, 4/1/2022(1)	20,530	21,095
Tutor Perini Corp. 6.88%, 5/1/2025(1)	73,821	71,606

		124,803
FOOD - 0.6%
H-Food Holdings LLC 8.50%, 6/1/2026(1)	30,465	22,696

HAND/MACHINE TOOLS - 1.1%
Werner FinCo LP 8.75%, 7/15/2025(1)	47,719	40,800

HEALTHCARE-SERVICES - 2.9%
Acadia Healthcare Co., Inc.
5.13%, 7/1/2022	4,500	4,534
5.63%, 2/15/2023	16,285	16,590
6.50%, 3/1/2024	6,365	6,620
HEALTHCARE-SERVICES (CONTINUED)
Community Health Systems, Inc. 8.00%, 3/15/2026(1)	14,036	14,001
Eagle Holding Co. II LLC 7.63% Cash, 8.38% PIK, 5/15/2022(1)(4)	13,228	13,327
HCA, Inc. 5.50%, 6/15/2047	10,000	11,306
Polaris Intermediate Corp. 8.50% Cash, 9.25% PIK, 12/1/2022(1)(4)	14,250	12,112
Surgery Center Holdings, Inc. 10.00%, 4/15/2027(1)	31,000	31,465

		109,955
HOLDING COMPANIES-DIVERSIFIED - 1.4%
VistaJet Malta Finance plc 10.50%, 6/1/2024(1)(3)	56,035	54,354

INSURANCE - 9.3%
Acrisure LLC
7.00%, 11/15/2025(1)	68,816	64,157
10.13%, 8/1/2026(1)	19,446	20,321
Aon Corp. 8.21%, 1/1/2027	23,398	29,715
Ardonagh Midco 3 plc
8.63%, 7/15/2023(1)(3)	105,318	101,632
8.63%, 7/15/2023(1)(3)	55,290	52,802
AssuredPartners, Inc. 7.00%, 8/15/2025(1)	30,355	30,355
GTCR AP Finance, Inc. 8.00%, 5/15/2027(1)	33,000	33,907
HUB International Ltd. 7.00%, 5/1/2026(1)	20,064	20,641

		353,530
MACHINERY-DIVERSIFIED - 0.8%
SPX FLOW, Inc. 5.63%, 8/15/2024(1)	29,250	30,201

MEDIA - 9.2%
Altice Luxembourg SA
7.75%, 5/15/2022(1)(3)	1,106	1,130
7.63%, 2/15/2025(1)(3)	35,000	36,487
Cablevision Systems Corp. 5.88%, 9/15/2022	44,077	47,493
CCO Holdings LLC
5.50%, 5/1/2026(1)	54,580	57,167
5.13%, 5/1/2027(1)	51,000	53,231
CSC Holdings LLC
7.50%, 4/1/2028(1)	15,000	16,892
Diamond Sports Group LLC
5.38%, 8/15/2026(1)	2,950	3,060
6.63%, 8/15/2027(1)	3,934	4,076

Artisan Partners Funds	43

	Principal Amount	Value
MEDIA (CONTINUED)
Virgin Media Secured Finance plc 5.50%, 8/15/2026(1)(3)	$27,999	$29,372
Walt Disney Co. (The) 6.20%, 12/15/2034(1)	31,184	44,376
Ziggo BV 5.50%, 1/15/2027(1)(3)	50,966	53,132

		346,416
MINING - 0.2%
Compass Minerals International, Inc. 4.88%, 7/15/2024(1)	7,935	7,816

MISCELLANEOUS MANUFACTURING - 7.2%
FXI Holdings, Inc. 7.88%, 11/1/2024(1)	23,000	20,010
General Electric Co. Series D, (ICE LIBOR USD 3 Month + 3.33%), 5.00%, 1/21/2021(5)(6)	24,477	23,223
6.75%, 3/15/2032	142,917	179,760
5.88%, 1/14/2038	10,000	12,013
6.88%, 1/10/2039	28,671	37,948

		272,954
OIL & GAS - 5.9%
Carrizo Oil & Gas, Inc. 8.25%, 7/15/2025	13,810	13,528
Endeavor Energy Resources LP
5.50%, 1/30/2026(1)	15,065	15,667
5.75%, 1/30/2028(1)	32,700	34,744
EP Energy LLC 7.75%, 5/15/2026(1)	40,841	30,631
Laredo Petroleum, Inc.
5.63%, 1/15/2022	11,270	10,594
6.25%, 3/15/2023	43,031	37,760
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026(1)	17,000	12,516
Northern Oil and Gas, Inc. 8.50% Cash, 9.50% PIK, 5/15/2023(4)	7,525	7,751
Seven Generations Energy Ltd.
6.75%, 5/1/2023(1)(3)	37,774	38,152
6.88%, 6/30/2023(1)(3)	15,440	15,787
5.38%, 9/30/2025(1)(3)	6,000	5,940

		223,070
OIL & GAS SERVICES - 1.2%
FTS International, Inc. 6.25%, 5/1/2022	54,659	44,547

PACKAGING & CONTAINERS - 2.2%
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	3,913	4,754
LABL Escrow Issuer LLC
6.75%, 7/15/2026(1)	38,750	40,276
10.50%, 7/15/2027(1)	40,500	40,905

		85,935
REAL ESTATE - 1.8%
Realogy Group LLC
4.88%, 6/1/2023(1)	54,475	50,934
9.38%, 4/1/2027(1)	20,000	18,581

		69,515
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7%
Uniti Group LP 7.13%, 12/15/2024(1)	20,071	17,412
VEREIT Operating Partnership LP 4.88%, 6/1/2026	6,535	7,239

		24,651
RETAIL - 5.8%
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025(1)	51,500	50,534
Ferrellgas LP
6.50%, 5/1/2021	72,075	61,264
6.75%, 6/15/2023	3,816	3,215
Ferrellgas Partners LP
8.63%, 6/15/2020	18,635	14,023
8.63%, 6/15/2020	7,316	5,505
Michaels Stores, Inc. 8.00%, 7/15/2027(1)	47,530	47,589
Sonic Automotive, Inc. 5.00%, 5/15/2023	36,479	36,935

		219,065
SOFTWARE - 0.8%
Ascend Learning LLC
6.88%, 8/1/2025(1)	25,313	26,326
6.88%, 8/1/2025(1)	4,063	4,205

		30,531
TELECOMMUNICATIONS - 2.9%
Frontier Communications Corp. 8.50%, 4/1/2026(1)	29,000	28,997
T-Mobile USA, Inc.
6.50%, 1/15/2026	26,750	28,761
4.50%, 2/1/2026	39,540	40,699
4.75%, 2/1/2028	10,000	10,465

		108,922

Total corporate bonds (Cost $2,381,387)		2,422,660

BANK LOANS - 28.7%

AEROSPACE/DEFENSE - 0.5%
Jazz Acquisition, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 6.35%, 5/1/2029(6)	20,000	20,000

AGRICULTURE - 0.2%
Pinnacle Operating Corp. First Lien Term Loan B (ICE LIBOR USD 1 Month + 5.50%), 9.29%, 11/15/2021(4)(6)	9,413	7,033

44	Artisan Partners Funds

	Principal Amount	Value
AUTO PARTS & EQUIPMENT - 1.3%
Cerence, Inc, Term Loan B (ICE LIBOR USD 6 Month + 0.00%), 7.79%, 10/1/2024(6)(10)	$18,500	$17,390
Panther BF Aggregator 2 LP First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.54%, 4/30/2026(6)	29,500	29,187

		46,577
CHEMICALS - 1.4%
Emerald Performance Materials LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.54%, 7/30/2021(6)	43,402	43,330
Starfruit US Holdco LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.29%, 10/1/2025(6)	9,950	9,731

		53,061

COMMERCIAL SERVICES - 2.1%
Digital Room Holdings, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 7.04%, 5/21/2026(6)	21,945	20,889
Midas Intermediate Holdco II LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 4.85%, 8/18/2021(6)	47,142	45,398
Servpro Borrower LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 7.50%, 3/26/2026(6)	11,443	11,414

		77,701
DIVERSIFIED FINANCIAL SERVICES - 0.5%
AG Merger Sub II, Inc., Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 7.04%, 7/31/2026(6)	20,000	19,575

FOOD - 1.2%
Shearer’s Foods LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 6.29%, 6/30/2021(6)	45,593	45,436

FOOD SERVICE - 3.0%
TKC Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 5.80%, 2/1/2023(6)	67,299	66,001
TKC Holdings, Inc. Second Lien Term Loan (ICE LIBOR USD 1 Month + 8.00%), 10.05%, 2/1/2024(6)	50,174	48,948

		114,949

HEALTHCARE-SERVICES - 1.6%
DentalCorp Perfect Smile ULC Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 9.54%, 6/1/2026(6)	11,050	10,843
HEALTHCARE-SERVICES (CONTINUED)
Heartland Dental LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 5.79%, 4/30/2025(6)	31,013	30,315
MPH Acquisition Holdings LLC, Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 4.85%, 6/7/2023(6)	19,500	18,545

		59,703
INSURANCE - 3.4%
Acrisure LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.35%, 11/22/2023(6)	13,894	13,807
AssuredPartners, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.54%, 10/22/2024(6)	19,546	19,440
Hub International Ltd., Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 5.27%, 4/25/2025(6)	39,899	39,406
USI, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 5.10%, 5/16/2024(6)	58,158	57,153

		129,806
LEISURE TIME - 0.3%
Topgolf International, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 5.50%), 7.54%, 2/8/2026(6)	11,502	11,545

MACHINERY-DIVERSIFIED - 0.3%
STS Operating, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 6.29%, 12/11/2024(6)	9,862	9,628

MEDIA - 0.2%
Diamond Sports Group LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.30%, 8/24/2026(6)	7,000	7,035

METAL FABRICATE/HARDWARE - 1.3%
Anvil International LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 7.05%, 5/28/2026(6)	32,500	30,388
Werner FinCo L.P. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.04%, 7/24/2024(6)	19,663	19,123

		49,511
MISCELLANEOUS MANUFACTURING - 1.0%
Utex Industries, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.04%, 5/21/2021(6)	42,897	36,248

Artisan Partners Funds	45

	Principal Amount	Value
PACKAGING & CONTAINERS - 0.5%
Kloeckner Pentaplast of America, Inc., Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.29%, 6/30/2022(6)	$22,319	$19,697

PHARMACEUTICALS - 1.0%
Endo International plc, Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.31%, 4/29/2024(6)	19,949	18,122
Lanai Holdings III, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.75%), 7.01%, 8/29/2022(6)	21,845	20,152

		38,274
REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0%
Uniti Group LP First Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 7.04%, 10/24/2022(6)	38,416	37,419

RETAIL - 1.5%
Ascena Retail Group, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 6.56%, 8/21/2022(6)	14,000	7,717
Neiman Marcus Group Ltd. LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 6.00%), 8.06%, 10/25/2023(6)	29,149	22,094
Portillo’s Holdings LLC First Lien Term Loan (ICE LIBOR USD 3 Month + 4.50%), 6.60%, 8/2/2021(6)	574	573
SRS Distribution, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.29%, 5/23/2025(6)	28,967	28,194

		58,578

SOFTWARE - 5.1%
Renaissance Holdings Corp. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.29%, 5/24/2025(6)	35,355	34,635
Renaissance Holdings Corp. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 9.04%, 5/25/2026(6)	22,617	21,727
Vertafore, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.29%, 7/2/2025(6)	65,615	63,671
Vertafore, Inc. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.25%), 9.29%, 7/2/2026(6)	75,000	73,562

		193,595
TELECOMMUNICATIONS - 0.3%
CommScope, Inc. First Lien Term Loan B2 (ICE LIBOR USD 1 Month + 3.25%), 5.29%, 4/6/2026(6)	12,000	11,947

TRANSPORTATION - 1.0%
SIRVA Worldwide, Inc. First Lien Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 7.54%, 8/4/2025(7)	26,552	25,622
(ICE LIBOR USD 3 Month + 5.50%), 7.60%, 8/4/2025(7)	661	638
(ICE LIBOR USD 3 Month + 5.50%), 7.62%, 8/4/2025(7)	7,048	6,802
(ICE LIBOR USD 3 Month + 5.50%), 7.76%, 8/4/2025(7)	6,952	6,708

		39,770

Total bank loans (Cost $1,113,836)		1,087,088

	Shares Held
PREFERRED STOCKS - 0.1%

AGRICULTURE - 0.0%(7)
Pinnacle Agriculture Holdings LLC*(2)(8)(9)	9,263	322

APPAREL - 0.1%
Chinos Holdings, Inc., 5.00% Cash, 2.00% Capitalization (1)(4)(5)	4,631	2,543

Total preferred stocks (Cost $8,333)		2,865

COMMON STOCK - 0.0%(7)

RETAIL - 0.0%(7)
Chinos Holdings, Inc., Class A*	406	$372

Total common stock (Cost $–)		372

	Principal Amount
CORPORATE BOND ESCROW - 0.0%

OIL & GAS - 0.0%
Mid-States Petroleum, Inc. (escrow shares) 10.00%, 6/1/2020(8)(9)	$13,300	–

Total corporate bond escrow (Cost $–)		–

46	Artisan Partners Funds

	Shares Held	Value
SHORT-TERM INVESTMENTS - 5.6%

INVESTMENT COMPANIES - 5.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.10%	$72,482	$72,482
Federated Treasury Obligations Fund - Institutional Class, 1.96%	70,350	70,350
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.04%	70,350	70,350

Total short-term investments (Cost $213,182)		213,182

Total investments - 98.4% (Cost $3,716,738)		3,726,167

Other assets less liabilities - 1.6%		62,145

Total net assets - 100.0%(11)		$3,788,312

*	Non-income producing security.
(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date(s)	Cost	Value	Percentage of Total Net Assets
Pinnacle Operating Corp., 9.00%, 05/15/2023	3/28/2014- 3/24/2017	$15,067	$4,655	0.1%
Pinnacle Agriculture Holdings LLC	3/10/2017	6,546	322	0.0	%(7)

(3)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Altice Luxembourg SA, 7.75%, 5/15/2022	Luxembourg	U.S. dollar
Altice Luxembourg SA, 7.63%, 2/15/2025	Luxembourg	U.S. dollar
Ardonagh Midco 3 plc, 8.63%, 7/15/2023	United Kingdom	U.S. dollar
Ardonagh Midco 3 plc, 8.63%, 7/15/2023	United Kingdom	U.S. dollar
NOVA Chemicals Corp., 5.25%, 6/1/2027	Canada	U.S. dollar
Seven Generations Energy Ltd., 6.75%, 5/1/2023	Canada	U.S. dollar
Seven Generations Energy Ltd., 6.88%, 6/30/2023	Canada	U.S. dollar
Seven Generations Energy Ltd., 5.38%, 9/30/2025	Canada	U.S. dollar
Starfruit Finco BV, 8.00%, 10/1/2026	Netherlands	U.S. dollar
Virgin Media Secured Finance plc, 5.50%, 8/15/2026	United Kingdom	U.S. dollar
VistaJet Malta Finance plc, 10.50%, 6/1/2024	Switzerland	U.S. dollar
Ziggo BV, 5.50%, 1/15/2027	Netherlands	U.S. dollar

(4)	Payment in-kind security.
(5)	Perpetual security. The rate reflected was the rate in effect on September 30, 2019. The maturity date reflects the next call date.
(6)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2019.
(7)	Amount rounds to less than 0.1%.
(8)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $322 or less than 0.1% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(9)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(10)	When-issued security.
(11)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	U.S. dollar

UNFUNDED LOAN COMMITMENTS

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $692 or less than 0.1% of the total net assets as of September 30, 2019, which could be drawn at the option of the borrower:

Borrower	Unfunded Commitment Amount	Unfunded Value	Unrealized (Depreciation)
Heartland Dental LLC First Lien Delayed Draw Term Loan	$692	$682	$(10)

	$692	$682	$(10)

Artisan Partners Funds	47

FUTURES CONTRACTS
Dollar values in thousands
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized Appreciation
Short Positions Contracts
U.S. Treasury 10 Year Note	(1,505)	12/19/2019	USD	$150,500	$(196,120)	$1,535
U.S. Treasury Long Bond	(200)	12/19/2019	USD	20,000	(32,463)	462

						$1,997

USD	U.S. dollar

The Fund has recorded an asset of $124 as of September 30, 2019, related to the current day’s variation margin related to these contracts.

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
General Electric Co.	United States	6.7%
Ardonagh Midco 3 plc	United Kingdom	4.1
CCO Holdings LLC	United States	2.9
NFP Corp.	United States	2.3
Acrisure LLC	United States	2.2
LABL Escrow Issuer LLC	United States	2.1
T-Mobile USA, Inc.	United States	2.1
Vertafore, Inc. Second Lien Term Loan	United States	1.9
Tutor Perini Corp.	United States	1.9
Realogy Group LLC	United States	1.8

Total		28.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

48	Artisan Partners Funds

ARTISAN INTERNATIONAL FUND

Schedule of Investments – September 30, 2019

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS AND EQUITY-LINKED SECURITY - 96.8%

BRAZIL - 4.8%
B3 SA - Brasil Bolsa Balcao	4,472	$47,165
Petrobras Distribuidora SA	4,452	29,443
Petroleo Brasileiro SA, ADR*	14,480	209,525
Petroleo Brasileiro SA (Preference)	33,977	224,960

		511,093
CANADA - 1.4%
Canadian National Railway Co.	852	76,568
Dollarama, Inc.	1,189	42,571
TMX Group Ltd.	282	24,347

		143,486
CHINA - 0.3%
ANTA Sports Products Ltd.	3,912	32,368

DENMARK - 3.1%
Carlsberg A/S, Class B	163	24,036
DSV A/S	108	10,259
Genmab A/S*	1,090	221,171
Novo Nordisk A/S, Class B	1,292	66,400

		321,866
FRANCE - 14.0%
Air Liquide SA	2,852	405,947
Airbus SE	2,934	381,207
Amundi SA	1,159	80,856
BNP Paribas SA	3,888	189,321
Eiffage SA	1,235	128,057
Safran SA	610	96,104
Schneider Electric SE	445	39,012
Vinci SA	1,442	155,271

		1,475,775
GERMANY - 19.0%
Allianz SE	1,102	256,766
Beiersdorf AG	477	56,232
Deutsche Boerse AG	4,372	683,388
Deutsche Post AG	8,941	298,657
SAP SE	532	62,549
Symrise AG	1,118	108,614
Wirecard AG	3,354	536,531

		2,002,737
HONG KONG - 3.6%
AIA Group Ltd.	40,280	380,560

INDIA - 1.8%
Housing Development Finance Corp. Ltd.	6,839	190,791

IRELAND - 2.7%
Amarin Corp. plc, ADR*	5,501	83,394
Ryanair Holdings plc, Equity-Linked Security*(1)(2)(3)	17,608	202,567

		285,961
ISRAEL - 0.6%
Nice Ltd., ADR*	447	64,291

ITALY - 3.3%
Assicurazioni Generali SpA	8,429	163,356
Intesa Sanpaolo SpA	76,230	180,756

		344,112
JAPAN - 4.3%
Daiichi Sankyo Co. Ltd.	651	40,959
Nippon Shinyaku Co. Ltd.	2,350	197,527
Recruit Holdings Co. Ltd.	1,680	51,064
Taiyo Nippon Sanso Corp.	8,397	169,524

		459,074
MACAU - 0.6%
Wynn Macau Ltd.	32,611	63,660

NETHERLANDS - 4.5%
Adyen NV*	134	88,012
ING Groep NV	23,429	245,255
Koninklijke DSM NV	1,215	146,159

		479,426
RUSSIA - 0.5%
MMC Norilsk Nickel PJSC, ADR	2,048	52,420

SWEDEN - 0.6%
Hennes & Mauritz AB, Class B	3,012	58,384

SWITZERLAND - 7.9%
Idorsia Ltd.*	1,960	48,188
Lonza Group AG*	465	157,124
Nestle SA	4,014	435,453
Novartis AG	1,429	123,879
UBS Group AG*	6,246	70,910

		835,554
UNITED KINGDOM - 10.7%
AVEVA Group plc	1,872	85,178
Diageo plc	3,133	128,395
Experian plc	4,009	128,099
Linde plc	3,519	682,661
London Stock Exchange Group plc	245	22,016
RELX plc	3,636	86,401

		1,132,750

Artisan Partners Funds	49

	Shares Held	Value

UNITED STATES - 13.1%
Alphabet, Inc., Class A*	96	$117,551
Alphabet, Inc., Class C*	95	115,373
Amazon.com, Inc.*	121	210,524
Aon plc	1,720	332,927
Intercontinental Exchange, Inc.	1,366	126,056
Medtronic plc	2,650	287,825
Willis Towers Watson plc	1,003	193,486

		1,383,742
Total common stocks and equity-linked security (Cost $7,544,721)		10,218,050

SHORT-TERM INVESTMENTS - 3.0%

INVESTMENT COMPANIES - 3.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.10%	109,186	109,186
Federated Treasury Obligations Fund - Institutional Class, 1.96%	105,974	105,974
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.04%	105,975	105,975

Total short-term investments (Cost $321,135)		321,135

Total investments - 99.8% (Cost $7,865,856)		10,539,185

Other assets less liabilities - 0.2%		19,923

Total net assets - 100.0%(4)		$10,559,108

*	Non-income producing security.
(1)	Valued at fair value in accordance with procedures established by the board of directors of Artisan Partners Fund. In total, securities valued at fair value were $202,567 or 1.9% of total net assets.
(2)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013- 7/5/2019	$238,908	$202,567	1.9%

(3)	Security is an equity-linked security issued by HSBC Bank plc. As described in 2(g) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$232,924	2.2%
Consumer Discretionary	436,950	4.2
Consumer Staples	644,116	6.1
Energy	434,485	4.1
Financials	3,187,956	30.3
Health Care	1,226,467	11.6
Industrials	1,653,266	15.7
Information Technology	836,561	7.9
Materials	1,565,325	14.9
Short-Term Investments	321,135	3.0

Total investments	$10,539,185	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$301,568	2.9%
British pound	450,089	4.2
Canadian dollar	66,918	0.7
Danish krone	321,866	3.1
Euro	4,984,711	47.3
Hong Kong dollar	476,588	4.5
Indian rupee	190,791	1.8
Japanese yen	459,074	4.4
Swedish krona	58,384	0.6
Swiss franc	835,554	7.9
U.S. dollar	2,393,642	22.6

Total investments	$10,539,185	100.0%

50	Artisan Partners Funds

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Deutsche Boerse AG	Germany	6.5%
Linde plc	United Kingdom	6.5
Wirecard AG	Germany	5.1
Nestle SA	Switzerland	4.1
Petroleo Brasileiro SA	Brazil	4.1
Air Liquide SA	France	3.8
Airbus SE	France	3.6
AIA Group Ltd.	Hong Kong	3.6
Aon plc	United States	3.2
Deutsche Post AG	Germany	2.8

Total		43.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	51

ARTISAN INTERNATIONAL SMALL-MID FUND

Schedule of Investments – September 30, 2019

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.7%

AUSTRALIA - 1.6%
Megaport Ltd.*	753	$4,618
Treasury Wine Estates Ltd.	1,140	14,289

		18,907
BELGIUM - 0.1%
Galapagos NV*	7	1,090

BRAZIL - 3.6%
BK Brasil Operacao e Assessoria a Restaurantes SA*	1,734	8,577
Linx SA	330	2,591
Notre Dame Intermedica Participacoes SA	744	9,759
Petrobras Distribuidora SA	1,554	10,276
Rumo SA*	2,094	12,377

		43,580
CANADA - 5.1%
Altus Group Ltd.	493	14,861
BELLUS Health, Inc.*	124	789
BlackBerry Ltd.*	1,292	6,767
CAE, Inc.	643	16,330
Descartes Systems Group, Inc. (The)*	199	8,025
Kinaxis, Inc.*	43	2,779
Morneau Shepell, Inc.	513	12,760

		62,311
DENMARK - 4.8%
ALK-Abello A/S*	20	4,019
Ambu A/S, Class B	401	6,643
Carlsberg A/S, Class B	106	15,596
DSV A/S	106	10,100
Genmab A/S*	52	10,517
SimCorp A/S	90	7,920
Vestas Wind Systems A/S	55	4,263

		59,058
FINLAND - 1.5%
Metso OYJ	396	14,785
Vaisala OYJ, Class A	142	3,933

		18,718
FRANCE - 0.7%
DBV Technologies SA, ADR*	253	2,174
Lectra	173	3,417
Valneva SE*	769	2,430

		8,021
GERMANY - 6.7%
AIXTRON SE*	781	7,964
GERMANY (CONTINUED)
Basler AG	90	4,053
Carl Zeiss Meditec AG	131	14,923
Gerresheimer AG	84	6,030
Hypoport AG*	28	6,965
Jenoptik AG	343	8,497
MorphoSys AG*	93	10,222
Symrise AG	140	13,594
XING SE	34	9,206

		81,454
ICELAND - 1.3%
Ossur HF	2,058	15,623

IRELAND - 0.2%
Amarin Corp. plc, ADR*	119	1,811

ISRAEL - 5.3%
Kornit Digital Ltd.*	230	7,074
Nice Ltd., ADR*	244	35,018
Radware Ltd.*	460	11,167
Tel Aviv Stock Exchange Ltd.*(1)	2,019	6,255
Teva Pharmaceutical Industries Ltd., ADR*	805	5,536

		65,050
ITALY - 1.5%
Davide Campari-Milano SpA	1,604	14,494
Salvatore Ferragamo SpA	175	3,241

		17,735
JAPAN - 20.7%
Ariake Japan Co. Ltd.	123	9,582
Azbil Corp.	751	20,069
Fuji Soft, Inc.	360	15,207
Fujitec Co. Ltd.	144	1,860
Harmonic Drive Systems, Inc.	166	7,216
JCR Pharmaceuticals Co. Ltd.	90	6,864
Jeol Ltd.	645	15,279
Kobe Bussan Co. Ltd.	257	12,457
MonotaRO Co. Ltd.	115	3,003
Morinaga & Co. Ltd.	283	13,717
Nippon Shinyaku Co. Ltd.	143	11,988
NuFlare Technology, Inc.	63	4,469
OBIC Business Consultants Co. Ltd.	346	14,012
Obic Co. Ltd.	190	21,649
Rakus Co. Ltd.	630	9,765
Rohm Co. Ltd.	198	15,130
Rohto Pharmaceutical Co. Ltd.	274	7,479
Sagami Rubber Industries Co. Ltd.	276	3,902

52	Artisan Partners Funds

	Shares Held	Value
JAPAN (CONTINUED)
SCSK Corp.	280	$13,110
SG Holdings Co. Ltd.	938	22,946
Yamaha Corp.	295	13,210
Yokogawa Electric Corp.	546	9,980

		252,894
NETHERLANDS - 3.3%
Argenx SE*	80	9,117
IMCD NV	172	12,692
Koninklijke DSM NV	156	18,755

		40,564
SPAIN - 2.0%
Almirall SA	1,088	19,037
Grupo Catalana Occidente SA	185	5,874

		24,911
SWEDEN - 4.3%
Beijer Ref AB	395	8,986
Biotage AB	638	6,632
Cellavision AB	247	9,576
Elekta AB, Class B	634	8,348
Fortnox AB	256	4,302
MIPS AB	400	6,792
Thule Group AB	426	8,059

		52,695
SWITZERLAND - 6.7%
Baloise Holding AG	86	15,322
Belimo Holding AG	3	16,024
Burckhardt Compression Holding AG	29	7,362
Lonza Group AG*	41	13,709
Tecan Group AG	109	25,944
Ypsomed Holding AG*	27	3,484

		81,845
UNITED KINGDOM - 16.2%
Abcam plc	440	6,188
ASOS plc*	124	3,769
Aston Martin Lagonda Global Holdings plc*	461	2,983
Auto Trader Group plc	1,278	8,014
AVEVA Group plc	328	14,941
B&M European Value Retail SA	2,814	13,127
Blue Prism Group plc*	169	1,971
boohoo Group plc*	3,561	11,616
Britvic plc	1,337	16,165
Codemasters Group Holdings plc*	2,340	6,359
ConvaTec Group plc	4,993	10,755
Electrocomponents plc	1,824	14,438
HomeServe plc	646	9,426
Howden Joinery Group plc	1,888	13,007
JD Sports Fashion plc	1,202	11,103
Joules Group plc	867	2,949
Moneysupermarket.com Group plc	1,576	7,334
Orchard Therapeutics plc, ADR*	122	1,454
UNITED KINGDOM (CONTINUED)
Oxford Biomedica plc*	306	2,032
Rotork plc	1,643	6,294
Spirax-Sarco Engineering plc	74	7,118
SSP Group plc	1,711	13,046
St James’s Place plc	594	7,148
YouGov plc	1,082	7,132

		198,369
UNITED STATES - 11.1%
ACADIA Pharmaceuticals, Inc.*	412	14,828
Cognex Corp.	137	6,729
Cree, Inc.*	439	21,522
Fluidigm Corp.*	308	1,428
Gardner Denver Holdings, Inc.*	467	13,205
Heron Therapeutics, Inc.*	453	8,375
Hookipa Pharma, Inc.*	101	756
Intersect ENT, Inc.*	379	6,440
IPG Photonics Corp.*	23	3,158
LivaNova plc*	102	7,540
Medicines Co. (The)*	71	3,551
Model N, Inc.*	227	6,291
NanoString Technologies, Inc.*	236	5,094
Odonate Therapeutics, Inc.*	55	1,430
Quotient Ltd.*	582	4,523
SailPoint Technologies Holding, Inc.*	139	2,606
SolarEdge Technologies, Inc.*	256	21,420
Vericel Corp.*	357	5,399
ViewRay, Inc.*	558	1,618

		135,913

Total common stocks (Cost $1,083,544)		1,180,549

SHORT-TERM INVESTMENTS - 3.3%

INVESTMENT COMPANIES - 3.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.10%	13,655	13,655
Federated Treasury Obligations Fund - Institutional Class, 1.96%	13,253	13,253
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.04%	13,253	13,253

Total short-term investments (Cost $40,161)		40,161

Total investments - 100.0% (Cost $1,123,705)		1,220,710

Other assets less liabilities - 0.0%(2)		298

Total net assets - 100.0%(3)		$1,221,008

Artisan Partners Funds	53

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $6,255 or 0.5% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Amount rounds to less than 0.1%
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation
ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$30,711	2.6%
Consumer Discretionary	116,082	9.5
Consumer Staples	107,681	8.8
Financials	41,564	3.4
Health Care	302,955	24.8
Industrials	206,828	16.9
Information Technology	327,518	26.8
Materials	32,349	2.7
Real Estate	14,861	1.2
Short-Term Investments	40,161	3.3

Total investments	$1,220,710	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Australian dollar	$18,907	1.6%
Brazilian real	43,580	3.6
British pound	196,915	16.2
Canadian dollar	61,522	5.0
Danish krone	74,681	6.1
Euro	190,319	15.6
Israeli shekel	6,255	0.5
Japanese yen	252,894	20.7
Swedish krona	52,695	4.3
Swiss franc	81,845	6.7
U.S. dollar	241,097	19.7

Total investments	$1,220,710	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Nice Ltd.	Israel	2.9%
Tecan Group AG	Switzerland	2.1
SG Holdings Co. Ltd.	Japan	1.9
Obic Co. Ltd.	Japan	1.8
Cree, Inc.	United States	1.8
SolarEdge Technologies, Inc.	United States	1.8
Azbil Corp.	Japan	1.6
Almirall SA	Spain	1.6
Koninklijke DSM NV	Netherlands	1.5
CAE, Inc.	Canada	1.3

Total		18.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

54	Artisan Partners Funds

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments – September 30, 2019

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 85.1%

BELGIUM - 2.3%
Groupe Bruxelles Lambert SA	3,374	$324,021

BRAZIL - 3.0%
Telefonica Brasil SA, ADR	32,548	428,662

CANADA - 1.9%
Imperial Oil Ltd.	10,652	277,392

CHINA - 2.2%
Baidu, Inc., ADR*	3,010	309,292

DENMARK - 2.5%
DSV A/S	3,699	351,953

FRANCE - 3.7%
Sodexo SA	2,856	320,677
Vivendi SA	7,644	209,784

		530,461
GERMANY - 3.2%
Fresenius Medical Care AG & Co. KGaA	5,297	356,200
Hella GmbH & Co. KGaA	2,144	95,867

		452,067
INDIA - 3.3%
Bharti Infratel Ltd.	46,219	167,804
HCL Technologies Ltd.	20,075	306,101

		473,905
IRELAND - 2.0%
CRH plc	8,381	288,559

JAPAN - 0.6%
Seven & i Holdings Co. Ltd.	2,167	82,796
Z Holdings Corp.	133	373

		83,169
NETHERLANDS - 5.0%
ING Groep NV	40,611	425,108
NXP Semiconductors NV	2,698	294,457

		719,565
SOUTH KOREA - 9.9%
Hyundai Motor Co.	1,301	145,795
Hyundai Motor Co. (Preference)	257	18,247
NAVER Corp.	2,624	344,350
Samsung Electronics Co. Ltd.	20,377	835,611
Samsung Electronics Co. Ltd. (Preference)	2,295	75,795

		1,419,798
SPAIN - 1.0%
Bankia SA	79,439	150,007

SWITZERLAND - 18.5%
ABB Ltd.	27,633	542,950
Cie Financiere Richemont SA	5,326	390,725
LafargeHolcim Ltd.*	7,269	357,749
Nestle SA	3,197	346,814
Novartis AG	4,176	362,107
Pargesa Holding SA	1,306	100,440
UBS Group AG*	46,893	532,334

		2,633,119
UNITED KINGDOM - 17.6%
Compass Group plc	26,057	670,560
IMI plc	10,458	123,465
John Wood Group plc	14,443	67,465
Lloyds Banking Group plc	427,747	284,637
Reckitt Benckiser Group plc	1,900	148,239
RELX plc	18,799	446,695
RELX plc	4,063	96,672
Royal Bank of Scotland Group plc	98,265	250,826
Tesco plc	142,711	422,884

		2,511,443
UNITED STATES - 8.4%
Arch Capital Group Ltd.*	17,794	747,002
TE Connectivity Ltd.	2,370	220,817
Willis Towers Watson plc	1,162	224,288

		1,192,107

Total common stocks (Cost $10,278,154)		12,145,520

SHORT-TERM INVESTMENTS - 14.0%

INVESTMENT COMPANIES - 14.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.10%	677,189	677,189
Federated Treasury Obligations Fund - Institutional Class, 1.96%	657,271	657,271
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.04%	657,271	657,271

Total short-term investments (Cost $1,991,731)		1,991,731

Total investments - 99.1% (Cost $12,269,885)		14,137,251

Other assets less liabilities - 0.9%		130,859

Total net assets - 100.0%(1)		$14,268,110

Artisan Partners Funds	55

*	Non-income producing security.
(1)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY 2,306,319	USD 21,326	JPM	10/23/2019	$37
USD 186,016	JPY 19,866,572	JPM	10/23/2019	1,998
USD 388,960	CNH 2,645,709	JPM	11/13/2019	18,847

Total unrealized appreciation				20,882

JPY 9,380,418	USD 87,127	JPM	10/23/2019	(239)
CNH 846,207	USD 120,744	JPM	11/13/2019	(2,367)

Total unrealized depreciation				(2,606)

Net unrealized appreciation				$18,276

CNH	Chinese yuan renminbi offshore
JPY	Japanese yen
USD	U.S. dollar
JPM	JPMorgan Chase Bank, N.A.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$1,460,265	10.3%
Consumer Discretionary	1,641,871	11.6
Consumer Staples	1,000,733	7.1
Energy	344,857	2.4
Financials	3,038,663	21.5
Health Care	718,307	5.1
Industrials	1,561,735	11.0
Information Technology	1,732,781	12.3
Materials	646,308	4.6
Short-Term Investments	1,991,731	14.1

Total investments	$14,137,251	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
British pound	$2,414,771	17.1%
Canadian dollar	277,392	2.0
Danish krone	351,953	2.5
Euro	2,266,895	16.1
Indian rupee	473,905	3.3
Japanese yen	83,169	0.6
Korean won	1,419,798	10.0
Swiss franc	2,633,119	18.6
U.S. dollar	4,216,249	29.8

Total investments	$14,137,251	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co. Ltd.	South Korea	6.4%
Arch Capital Group Ltd.	United States	5.2
Compass Group plc	United Kingdom	4.7
RELX plc	United Kingdom	3.8
ABB Ltd.	Switzerland	3.8
UBS Group AG	Switzerland	3.7
Telefonica Brasil SA	Brazil	3.0
ING Groep NV	Netherlands	3.0
Tesco plc	United Kingdom	3.0
Cie Financiere Richemont SA	Switzerland	2.7

Total		39.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

56	Artisan Partners Funds

ARTISAN MID CAP FUND

Schedule of Investments – September 30, 2019

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.7%

AEROSPACE & DEFENSE - 3.4%
L3Harris Technologies, Inc.	820	$171,128

AUTO COMPONENTS - 1.6%
Aptiv plc	914	79,908

BANKS - 0.8%
First Republic Bank	441	42,647

BIOTECHNOLOGY - 8.5%
Alexion Pharmaceuticals, Inc.*	692	67,789
Argenx SE, ADR*(1)	411	46,835
Ascendis Pharma A/S, ADR*(1)	723	69,598
Exact Sciences Corp.*	854	77,136
Genmab A/S*(1)	568	115,266
Sage Therapeutics, Inc.*	224	31,484
Sarepta Therapeutics, Inc.*	305	22,962

		431,070
BUILDING PRODUCTS - 1.0%
Masco Corp.	1,177	49,042

CAPITAL MARKETS - 0.6%
MSCI, Inc.	138	29,988

COMMERCIAL SERVICES & SUPPLIES - 1.1%
Cintas Corp.	202	54,126

COMMUNICATIONS EQUIPMENT - 4.4%
Arista Networks, Inc.*	374	89,399
Motorola Solutions, Inc.	768	130,882

		220,281
DIVERSIFIED CONSUMER SERVICES - 1.1%
ServiceMaster Global Holdings, Inc.*	1,027	57,436

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.3%
Cognex Corp.	1,299	63,812
Trimble, Inc.*	1,329	51,594

		115,406
ENTERTAINMENT - 3.7%
Spotify Technology SA*	270	30,819
Take-Two Interactive Software, Inc.*	387	48,495
Zynga, Inc., Class A*	18,396	107,063

		186,377
HEALTH CARE EQUIPMENT & SUPPLIES - 8.0%
ABIOMED, Inc.*	229	40,765
Boston Scientific Corp.*	3,689	150,100
DexCom, Inc.*	590	88,076
Edwards Lifesciences Corp.*	275	60,412
West Pharmaceutical Services, Inc.	473	67,041

		406,394
HEALTH CARE PROVIDERS & SERVICES - 1.3%
Centene Corp.*	621	26,874
WellCare Health Plans, Inc.*	145	37,481

		64,355
HEALTH CARE TECHNOLOGY - 3.3%
Veeva Systems, Inc., Class A*	1,111	169,572

HOTELS, RESTAURANTS & LEISURE - 0.9%
Chipotle Mexican Grill, Inc.*	55	46,370

INDUSTRIAL CONGLOMERATES - 2.7%
Roper Technologies, Inc.	376	134,234

INSURANCE - 1.6%
Progressive Corp. (The)	1,069	82,544

INTERNET & DIRECT MARKETING RETAIL - 1.6%
Ctrip.com International Ltd., ADR*(1)	1,064	31,157
Wayfair, Inc., Class A*	435	48,785

		79,942
IT SERVICES - 12.4%
Adyen NV*(1)	56	36,578
Broadridge Financial Solutions, Inc.	465	57,832
Fidelity National Information Services, Inc.	1,299	172,501
Global Payments, Inc.	1,753	278,688
Pagseguro Digital Ltd., Class A*(1)	1,780	82,411

		628,010
LEISURE PRODUCTS - 1.5%
Hasbro, Inc.	642	76,185

LIFE SCIENCES TOOLS & SERVICES - 3.0%
Agilent Technologies, Inc.	783	60,010
Lonza Group AG*(1)	268	90,496

		150,506
MACHINERY - 2.4%
Fortive Corp.	1,075	73,679
Gardner Denver Holdings, Inc.*	1,756	49,670

		123,349

Artisan Partners Funds	57

	Shares Held	Value
MEDIA - 1.4%
New York Times Co. (The), Class A	2,503	$71,298

MULTILINE RETAIL - 0.3%
Ollie’s Bargain Outlet Holdings, Inc.*	279	16,347

PHARMACEUTICALS - 0.5%
Catalent, Inc.*	508	24,233

PROFESSIONAL SERVICES - 5.4%
IHS Markit Ltd.*	2,604	174,184
TransUnion	1,206	97,828

		272,012
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.4%
Advanced Micro Devices, Inc.*	3,457	100,215
Cree, Inc.*	1,483	72,689
First Solar, Inc.*	1,047	60,765
Skyworks Solutions, Inc.	504	39,907

		273,576
SOFTWARE - 12.1%
Atlassian Corp. plc, Class A*	1,576	197,733
Ceridian HCM Holding, Inc.*	1,123	55,440
Coupa Software, Inc.*	131	17,009
Guidewire Software, Inc.*	1,466	154,479
HubSpot, Inc.*	477	72,263
Trade Desk, Inc. (The), Class A*	105	19,698
Zoom Video Communications, Inc., Class A*	789	60,141
Zscaler, Inc.*	766	36,196

		612,959
SPECIALTY RETAIL - 1.2%
Burlington Stores, Inc.*	315	62,905

TEXTILES, APPAREL & LUXURY GOODS - 3.2%
Canada Goose Holdings, Inc.*(1)	1,604	70,508
Lululemon Athletica, Inc.*	331	63,672
Under Armour, Inc., Class A*	1,419	28,302

		162,482

Total common stocks (Cost $3,437,541)		4,894,682

SHORT-TERM INVESTMENTS - 3.3%

INVESTMENT COMPANIES - 3.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.10%	56,201	56,201
Federated Treasury Obligations Fund - Institutional Class, 1.96%	54,549	54,549
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.04%	54,548	54,548

Total short-term investments (Cost $165,298)		165,298

Total investments - 100.0% (Cost $3,602,839)		5,059,980

Other assets less liabilities - 0.0%(2)		(1,508)

Total net assets - 100.0%(3)		$5,058,472

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Adyen NV	Netherlands	Euro
Argenx SE	Netherlands	U.S. dollar
Ascendis Pharma A/S	Denmark	U.S. dollar
Canada Goose Holdings, Inc.	Canada	U.S. dollar
Ctrip.com International Ltd.	China	U.S. dollar
Genmab A/S	Denmark	Danish krone
Lonza Group AG	Switzerland	Swiss franc
Pagseguro Digital Ltd.	Brazil	U.S. dollar

(2)	Amount rounds to less than 0.1%.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation
ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$257,675	5.1%
Consumer Discretionary	581,575	11.5
Financials	155,179	3.0
Health Care	1,246,130	24.6
Industrials	803,891	15.9
Information Technology	1,850,232	36.6
Short-Term Investments	165,298	3.3

Total investments	$5,059,980	100.0%

58	Artisan Partners Funds

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Danish krone	$115,266	2.3%
Euro	36,578	0.7
Swiss franc	90,496	1.8
U.S. dollar	4,817,640	95.2

Total investments	$5,059,980	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Global Payments, Inc.	United States	5.5%
Atlassian Corp. plc	United States	3.9
IHS Markit Ltd.	United States	3.4
Fidelity National Information Services, Inc.	United States	3.4
L3Harris Technologies, Inc.	United States	3.4
Veeva Systems, Inc.	United States	3.3
Guidewire Software, Inc.	United States	3.1
Boston Scientific Corp.	United States	3.0
Roper Technologies, Inc.	United States	2.7
Motorola Solutions, Inc.	United States	2.6

Total		34.3%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	59

ARTISAN MID CAP VALUE FUND

Schedule of Investments – September 30, 2019

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.6%

AUTO COMPONENTS - 4.0%
Delphi Technologies plc	1,981	$26,543
Gentex Corp.	2,364	65,088

		91,631
AUTOMOBILES - 2.9%
Thor Industries, Inc.	1,149	65,065

BANKS - 10.0%
BOK Financial Corp.	521	41,202
Fifth Third Bancorp	1,739	47,606
M&T Bank Corp.	391	61,750
Pinnacle Financial Partners, Inc.	635	36,042
SunTrust Banks, Inc.	574	39,483

		226,083
CAPITAL MARKETS - 3.2%
E*TRADE Financial Corp.	1,057	46,169
Intercontinental Exchange, Inc.	298	27,535

		73,704
CHEMICALS - 8.2%
Axalta Coating Systems Ltd.*	1,731	52,188
Celanese Corp.	754	92,223
Nutrien Ltd.(1)	819	40,836

		185,247
CONSTRUCTION & ENGINEERING - 1.2%
Jacobs Engineering Group, Inc.	295	26,962

CONSUMER FINANCE - 2.4%
Synchrony Financial	1,624	55,368

DIVERSIFIED CONSUMER SERVICES - 2.1%
H&R Block, Inc.	1,977	46,697

DIVERSIFIED TELECOMMUNICATION SERVICES - 2.7%
GCI Liberty, Inc., Class A*	982	60,936

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.9%
Arrow Electronics, Inc.*	579	43,193

ENTERTAINMENT - 1.1%
Lions Gate Entertainment Corp., Class A*	1,332	12,319
Lions Gate Entertainment Corp., Class B*	1,549	13,541

		25,860
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.3%
Equity Commonwealth	1,443	49,421
STORE Capital Corp.	678	25,360
Weyerhaeuser Co.	831	23,018

		97,799
FOOD & STAPLES RETAILING - 2.8%
Kroger Co. (The)	2,453	63,240

HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%
DENTSPLY SIRONA, Inc.	907	48,339

HEALTH CARE PROVIDERS & SERVICES - 1.9%
AmerisourceBergen Corp.	512	42,121

INSURANCE - 12.9%
Aon plc	286	55,442
Arch Capital Group Ltd.*	1,745	73,257
Fairfax Financial Holdings Ltd.(1)	25	11,164
Globe Life, Inc.	736	70,473
Loews Corp.	704	36,267
Progressive Corp. (The)	598	46,232

		292,835
INTERACTIVE MEDIA & SERVICES - 2.0%
IAC/InterActiveCorp*	210	45,805

INTERNET & DIRECT MARKETING RETAIL - 2.6%
Expedia Group, Inc.	448	60,212

MARINE - 2.6%
Kirby Corp.*	710	58,372

MEDIA - 6.1%
CBS Corp., Class B	1,023	41,309
News Corp., Class A	3,048	42,430
Omnicom Group, Inc.	698	54,652

		138,391
OIL, GAS & CONSUMABLE FUELS - 1.7%
Devon Energy Corp.	818	19,685
Marathon Petroleum Corp.	322	19,579

		39,264
ROAD & RAIL - 4.9%
AMERCO	164	64,072
Ryder System, Inc.	928	48,048

		112,120

60	Artisan Partners Funds

	Shares Held	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
Analog Devices, Inc.	641	$71,671

SPECIALTY RETAIL - 3.5%
AutoNation, Inc.*	1,575	79,862

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.0%
NetApp, Inc.	854	44,855

TRADING COMPANIES & DISTRIBUTORS - 3.3%
Air Lease Corp.	1,794	75,023

Total common stocks (Cost $1,490,931)		2,170,655

SHORT-TERM INVESTMENTS - 4.3%

INVESTMENT COMPANIES - 4.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.10%	32,978	32,978
Federated Treasury Obligations Fund - Institutional Class, 1.96%	32,009	32,009
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.04%	32,009	32,009

Total short-term investments (Cost $96,996)		96,996

Total investments - 99.9% (Cost $1,587,927)		2,267,651

Other assets less liabilities - 0.1%		1,926

Total net assets - 100.0%(2)		$2,269,577

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Fairfax Financial Holdings Ltd.	Canada	U.S. dollar
Nutrien Ltd.	Canada	U.S. dollar

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$270,992	12.0%
Consumer Discretionary	343,467	15.1
Consumer Staples	63,240	2.8
Energy	39,264	1.7
Financials	647,990	28.6
Health Care	90,460	4.0
Industrials	272,477	12.0
Information Technology	159,719	7.0
Materials	185,247	8.2
Real Estate	97,799	4.3
Short-Term Investments	96,996	4.3

Total investments	$2,267,651	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Celanese Corp.	United States	4.1%
AutoNation, Inc.	United States	3.5
Air Lease Corp.	United States	3.3
Arch Capital Group Ltd.	United States	3.2
Analog Devices, Inc.	United States	3.2
Globe Life, Inc.	United States	3.1
Gentex Corp.	United States	2.9
Thor Industries, Inc.	United States	2.9
AMERCO	United States	2.8
Kroger Co. (The)	United States	2.8

Total		31.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	61

ARTISAN SMALL CAP FUND

Schedule of Investments – September 30, 2019

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.1%

AEROSPACE & DEFENSE - 8.8%
BWX Technologies, Inc.	617	$35,323
Cubic Corp.	430	30,260
Teledyne Technologies, Inc.*	297	95,717

		161,300
BANKS - 1.7%
Webster Financial Corp.	680	31,857

BIOTECHNOLOGY - 9.5%
Acceleron Pharma, Inc.*	439	17,328
Agios Pharmaceuticals, Inc.*	228	7,394
Argenx SE, ADR*(1)	243	27,704
Ascendis Pharma A/S, ADR*(1)	308	29,672
Halozyme Therapeutics, Inc.*	1,614	25,037
Iovance Biotherapeutics, Inc.*	710	12,925
Neurocrine Biosciences, Inc.*	170	15,288
Orchard Therapeutics plc, ADR*(1)	919	10,923
Radius Health, Inc.*	595	15,331
Sage Therapeutics, Inc.*	65	9,073
Veracyte, Inc.*	190	4,550

		175,225
CAPITAL MARKETS - 1.7%
Morningstar, Inc.	92	13,414
Virtu Financial, Inc., Class A	1,066	17,443

		30,857
CHEMICALS - 1.2%
Ingevity Corp.*	264	22,380

DIVERSIFIED CONSUMER SERVICES - 5.1%
Bright Horizons Family Solutions, Inc.*	234	35,609
Chegg, Inc.*	1,615	48,382
ServiceMaster Global Holdings, Inc.*	182	10,164

		94,155
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.4%
Cognex Corp.	283	13,926
Coherent, Inc.*	72	10,996
Novanta, Inc.*	466	38,095

		63,017
ENTERTAINMENT - 4.3%
Glu Mobile, Inc.*	1,840	9,181
World Wrestling Entertainment, Inc., Class A	243	17,314
Zynga, Inc., Class A*	8,973	52,221

		78,716
HEALTH CARE EQUIPMENT & SUPPLIES - 7.3%
DexCom, Inc.*	410	61,154
Glaukos Corp.*	633	39,570
Insulet Corp.*	81	13,413
Mesa Laboratories, Inc.	41	9,699
Tactile Systems Technology, Inc.*	246	10,430

		134,266
HEALTH CARE PROVIDERS & SERVICES - 1.2%
HealthEquity, Inc.*	367	20,951

HEALTH CARE TECHNOLOGY - 3.1%
Tabula Rasa HealthCare, Inc.*	575	31,579
Teladoc Health, Inc.*	380	25,764

		57,343
IT SERVICES - 0.7%
LiveRamp Holdings, Inc.*	310	13,301

LIFE SCIENCES TOOLS & SERVICES - 1.4%
NeoGenomics, Inc.*	1,305	24,950

MACHINERY - 6.0%
Donaldson Co., Inc.	508	26,471
Gardner Denver Holdings, Inc.*	1,491	42,170
John Bean Technologies Corp.	421	41,829

		110,470
MEDIA - 1.3%
New York Times Co. (The), Class A	848	24,156

MULTILINE RETAIL - 1.5%
Ollie’s Bargain Outlet Holdings, Inc.*	462	27,063

PROFESSIONAL SERVICES - 1.3%
Clarivate Analytics plc*(1)	1,439	24,269

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.3%
Ambarella, Inc.*	278	17,458
Cree, Inc.*	705	34,559
First Solar, Inc.*	488	28,300
Monolithic Power Systems, Inc.	230	35,724

		116,041
SOFTWARE - 27.1%
ACI Worldwide, Inc.*	1,347	42,205
Altair Engineering, Inc., Class A*	343	11,881
Avalara, Inc.*	237	15,918
Blackline, Inc.*	883	42,239
Coupa Software, Inc.*	305	39,477

62	Artisan Partners Funds

	Shares Held	Value
SOFTWARE (CONTINUED)
Guidewire Software, Inc.*	588	$61,919
HubSpot, Inc.*	302	45,711
LivePerson, Inc.*	1,362	48,632
PROS Holdings, Inc.*	155	9,260
Q2 Holdings, Inc.*	1,031	81,326
RealPage, Inc.*	376	23,645
Trade Desk, Inc. (The), Class A*	67	12,554
Tyler Technologies, Inc.*	173	45,443
Zscaler, Inc.*	379	17,895

		498,105
SPECIALTY RETAIL - 1.3%
Floor & Decor Holdings, Inc., Class A*	471	24,069

TEXTILES, APPAREL & LUXURY GOODS - 1.9%
Canada Goose Holdings, Inc.*(1)	786	34,539

Total common stocks (Cost $1,227,789)		1,767,030

SHORT-TERM INVESTMENTS - 4.1%

INVESTMENT COMPANIES - 4.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.10%	25,308	25,308
Federated Treasury Obligations Fund - Institutional Class, 1.96%	24,563	24,563
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.04%	24,563	24,563

Total short-term investments (Cost $74,434)		74,434

Total investments - 100.2% (Cost $1,302,223)		1,841,464

Other assets less liabilities - (0.2%)		(4,496)

Total net assets - 100.0%(2)		$1,836,968

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Argenx SE	Netherlands	U.S. dollar
Ascendis Pharma A/S	Denmark	U.S. dollar
Canada Goose Holdings, Inc.	Canada	U.S. dollar
Clarivate Analytics plc	United Kingdom	U.S. dollar
Orchard Therapeutics plc	United Kingdom	U.S. dollar

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation
ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$102,872	5.6%
Consumer Discretionary	179,826	9.8
Financials	62,714	3.4
Health Care	412,735	22.4
Industrials	296,039	16.1
Information Technology	690,464	37.5
Materials	22,380	1.2
Short-Term Investments	74,434	4.0

Total investments	$1,841,464	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Teledyne Technologies, Inc.	United States	5.2%
Q2 Holdings, Inc.	United States	4.4
Guidewire Software, Inc.	United States	3.4
DexCom, Inc.	United States	3.3
Zynga, Inc.	United States	2.8
LivePerson, Inc.	United States	2.6
Chegg, Inc.	United States	2.6
HubSpot, Inc.	United States	2.5
Tyler Technologies, Inc.	United States	2.5
Blackline, Inc.	United States	2.3

Total		31.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	63

ARTISAN SUSTAINABLE EMERGING MARKETS FUND

Schedule of Investments – September 30, 2019

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.4%

ARGENTINA - 2.1%
Despegar.com Corp.*	23	$266
MercadoLibre, Inc.*	2	832

		1,098
BRAZIL - 9.4%
Arco Platform Ltd., Class A*	8	414
Cia Energetica de Minas Gerais (Preference)	166	575
CVC Brasil Operadora e Agencia de Viagens SA	38	508
Grupo SBF SA*	95	518
Itau Unibanco Holding SA (Preference)	114	958
Linx SA	70	551
Petroleo Brasileiro SA*	103	747
Vale SA*	53	611

		4,882
CHILE - 1.6%
Empresa Nacional de Telecomunicaciones SA*	38	332
SACI Falabella	87	484

		816
CHINA - 18.6%
Alibaba Group Holding Ltd., ADR*	19	3,216
Baidu, Inc., ADR*	5	486
China Life Insurance Co. Ltd., Class H	279	646
China Petroleum & Chemical Corp., Class H	1,159	689
China Traditional Chinese Medicine Holdings Co. Ltd.	1,524	700
Ctrip.com International Ltd., ADR*	17	505
Haier Smart Home Co. Ltd., Class A	161	345
iQIYI, Inc., ADR*	20	315
Noah Holdings Ltd., ADR*	21	619
Prosus NV*	7	499
Sinopharm Group Co. Ltd., Class H	208	652
Tencent Music Entertainment Group, ADR*	21	272
Zhuzhou CRRC Times Electric Co. Ltd., Class H	178	736

		9,680
COLOMBIA - 1.1%
Banco Davivienda SA (Preference)	49	589

CZECH REPUBLIC - 0.9%
Moneta Money Bank A/S	149	460

GEORGIA - 0.7%
Georgia Healthcare Group plc	143	352

GREECE - 2.0%
Alpha Bank AE*	230	430
GREECE (CONTINUED)
JUMBO SA	33	628

		1,058
HONG KONG - 3.8%
AIA Group Ltd.	96	905
China High Precision Automation Group Ltd.*(1)(2)	9,066	–
Sino Biopharmaceutical Ltd.	866	1,100

		2,005
INDIA - 10.9%
Havells India Ltd.	52	527
ICICI Bank Ltd.	212	1,299
Kajaria Ceramics Ltd.	104	806
Metropolis Healthcare Ltd.*	23	407
Phoenix Mills Ltd. (The)	69	674
Reliance Industries Ltd.	85	1,604
Westlife Development Ltd.*	84	350

		5,667
INDONESIA - 4.5%
Astra International Tbk. PT	1,074	500
Bank Rakyat Indonesia Persero Tbk. PT	2,434	706
Indofood CBP Sukses Makmur Tbk. PT	642	544
Telekomunikasi Indonesia Persero Tbk. PT	1,996	606

		2,356
MALAYSIA - 0.4%
AirAsia Group Bhd.	482	203

MEXICO - 0.7%
Cemex SAB de CV	1,003	390

PANAMA - 1.2%
Copa Holdings SA, Class A	6	627

PERU - 1.2%
Credicorp Ltd.	3	605

RUSSIA - 9.2%
Globaltrans Investment plc, GDR	46	399
LSR Group PJSC, GDR	116	253
Lukoil PJSC, ADR	13	1,076
MMC Norilsk Nickel PJSC, ADR	29	753
Polyus PJSC, GDR	22	1,293
Sberbank of Russia PJSC (1)	253	888
Yandex NV, Class A*	3	103

		4,765
SOUTH AFRICA - 4.1%
FirstRand Ltd.	117	479

64	Artisan Partners Funds

	Shares Held	Value
SOUTH AFRICA (CONTINUED)
Foschini Group Ltd. (The)	59	$634
Naspers Ltd., Class N	7	1,031

		2,144
SOUTH KOREA - 11.9%
BGF retail Co. Ltd.	2	278
Kia Motors Corp.	9	351
LG Chem Ltd.	2	533
Medy-Tox, Inc.	2	454
Samsung Biologics Co. Ltd.*	2	458
Samsung Electronics Co. Ltd.	84	3,445
Shinhan Financial Group Co. Ltd.	19	664

		6,183
TAIWAN - 11.3%
E Ink Holdings, Inc.(1)	757	687
MediaTek, Inc.(1)	96	1,142
Sunny Friend Environmental Technology Co. Ltd.(1)	128	1,120
Taiwan Semiconductor Manufacturing Co. Ltd.(1)	333	2,930

		5,879
THAILAND - 0.8%
Bangkok Bank PCL, NVDR	69	394

TURKEY - 2.0%
Global Ports Holding plc	143	543
Turkiye Sinai Kalkinma Bankasi A/S*	2,882	485

		1,028

Total common stocks (Cost $45,212)		51,181

SHORT-TERM INVESTMENTS - 0.7%

INVESTMENT COMPANIES - 0.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.10%	122	122
Federated Treasury Obligations Fund - Institutional Class, 1.96%	119	119
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.04%	119	119

Total short-term investments (Cost $360)		360

Total investments - 99.1% (Cost $45,572)		51,541

Other assets less liabilities - 0.9%		491

Total net assets - 100.0%(3)		$52,032

*	Non-income producing security.
(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $6,767 or 13.0% of total net assets. See notes 2(a) and 4 in Notes to Financial Statements for additional information.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$2,114	4.1%
Consumer Discretionary	11,081	21.5
Consumer Staples	1,174	2.3
Energy	4,116	8.0
Financials	10,127	19.7
Health Care	3,771	7.3
Industrials	4,961	9.6
Information Technology	8,755	17.0
Materials	3,580	6.9
Real Estate	927	1.8
Utilities	575	1.1
Short-Term Investments	360	0.7

Total investments	$51,541	100.0%

Artisan Partners Funds	65

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Brazilian real	$4,468	8.7%
British pound	895	1.7
Chilean peso	816	1.6
Chinese yuan renminbi offshore	345	0.7
Colombian peso	589	1.1
Czech koruna	460	0.9
Euro	1,557	3.0
Hong Kong dollar	5,428	10.5
Indian rupee	5,667	11.0
Indonesian rupiah	2,356	4.6
Korean won	6,183	12.0
Malaysian ringgit	203	0.4
Mexican peso	390	0.7
New Taiwan dollar	5,879	11.4
South African rand	2,144	4.2
Thai baht	394	0.8
Turkish lira	485	0.9
U.S. dollar	13,282	25.8

Total investments	$51,541	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co. Ltd.	South Korea	6.6%
Alibaba Group Holding Ltd.	China	6.2
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	5.6
Reliance Industries Ltd.	India	3.1
ICICI Bank Ltd.	India	2.5
Polyus PJSC	Russia	2.5
MediaTek, Inc.	Taiwan	2.2
Sunny Friend Environmental Technology Co. Ltd.	Taiwan	2.2
Sino Biopharmaceutical Ltd.	Hong Kong	2.1
Lukoil PJSC	Russia	2.1

Total		35.1%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

66	Artisan Partners Funds

ARTISAN THEMATIC FUND

Schedule of Investments – September 30, 2019

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 87.1%

CAPITAL MARKETS - 4.9%
BlackRock, Inc.	46	$20,527
Moody’s Corp.	33	6,799
S&P Global, Inc.	28	6,740

		34,066
CHEMICALS - 7.8%
Air Liquide SA(1)	194	27,578
Linde plc(1)	138	26,707

		54,285
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 9.0%
American Tower Corp.	69	15,270
CoreSite Realty Corp.	58	7,070
Equinix, Inc.	43	24,717
SBA Communications Corp.	62	15,019

		62,076
HEALTH CARE EQUIPMENT & SUPPLIES - 5.7%
Becton Dickinson and Co.	100	25,399
Danaher Corp.	48	6,885
Medtronic plc	64	6,917

		39,201
HOTELS, RESTAURANTS & LEISURE - 3.3%
Hilton Worldwide Holdings, Inc.	149	13,899
Marriott International, Inc., Class A	71	8,818

		22,717
INTERACTIVE MEDIA & SERVICES - 3.7%
Alphabet, Inc., Class A*	11	13,419
Facebook, Inc., Class A*	68	12,075

		25,494
IT SERVICES - 15.7%
Fidelity National Information Services, Inc.	372	49,430
Fiserv, Inc.*	85	8,758
Global Payments, Inc.	108	17,189
InterXion Holding NV*(1)	122	9,965
VeriSign, Inc.*	37	6,891
Visa, Inc., Class A	94	16,130

		108,363
LIFE SCIENCES TOOLS & SERVICES - 7.0%
IQVIA Holdings, Inc.*	143	21,296
Thermo Fisher Scientific, Inc.	94	27,355

		48,651
MEDIA - 8.4%
Altice USA, Inc., Class A*	592	16,988
MEDIA (CONTINUED)
Charter Communications, Inc., Class A*	50	20,472
Comcast Corp., Class A	453	20,424

		57,884
PROFESSIONAL SERVICES - 5.1%
IHS Markit Ltd.*	428	28,598
TransUnion	86	6,983

		35,581
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.5%
Analog Devices, Inc.	124	13,854
Marvell Technology Group Ltd.	348	8,689
NVIDIA Corp.	107	18,604
Texas Instruments, Inc.	81	10,514

		51,661
Software - 5.8%
Microsoft Corp.	212	29,447
VMware, Inc., Class A	70	10,569

		40,016
WIRELESS TELECOMMUNICATION SERVICES - 3.2%
T-Mobile US, Inc.*	282	22,188

Total common stocks (Cost $556,418)		602,183

	No. of Contracts ‡
OPTION PURCHASED - 0.1%

CALL OPTION - 0.1%

Interactive Media & Services - 0.1%
Alphabet, Inc. 11/15/2019 at USD 1,275.00; Notional Amount: USD 942 (Cost $1,296)	417	943

	Shares Held
SHORT-TERM INVESTMENTS - 12.5%

INVESTMENT COMPANIES - 12.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.10%	29,270	29,270
Federated Treasury Obligations Fund - Institutional Class, 1.96%	28,410	28,410

Artisan Partners Funds	67

	Shares Held	Value
INVESTMENT COMPANIES (CONTINUED)
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.04%	28,410	$28,410

Total short-term investments (Cost $86,090)		86,090

Total investments - 99.7% (Cost $643,804)		689,216

Other assets less liabilities - 0.3%		2,263

Total net assets - 100.0%(2)		$691,479

*	Non-income producing security.
‡	One contract is equal to 100 shares.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Air Liquide SA	France	Euro
InterXion Holding NV	Netherlands	U.S. dollar
Linde plc	United Kingdom	U.S. dollar

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation
USD	U.S . dollar

FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH 85,968	USD 12,018	JPM	11/13/2019	$8
USD 68,972	CNH 488,723	JPM	11/13/2019	604
USD 33,217	EUR 29,897	JPM	12/12/2019	451

Total unrealized appreciation				1,063

FOREIGN CURRENCY FORWARD CONTRACTS (CONTINUED)
Values in thousands
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH 494,813	USD 69,602	JPM	11/13/2019	$(381)
USD 12,853	CNH 92,058	JPM	11/13/2019	(25)
EUR 5,848	USD 6,518	JPM	12/12/2019	(109)

Total unrealized depreciation				(515)

Net unrealized appreciation				$548

CNH	Chinese yuan renminbi offshore
EUR	Euro
USD	U.S. dollar
JPM	JPMorgan Chase Bank, N.A.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$105,566	15.3%
Consumer Discretionary	22,717	3.3
Financials	34,066	4.9
Health Care	87,852	12.8
Industrials	35,581	5.2
Information Technology	200,040	29.0
Materials	54,285	7.9
Real Estate	62,076	9.0
Option Purchased	943	0.1
Short-Term Investments	86,090	12.5

Total investments	$689,216	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Euro	$27,578	4.0%
U.S. dollar	661,638	96.0

Total investments	$689,216	100.0%

68	Artisan Partners Funds

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Fidelity National Information Services, Inc.	United States	7.1%
Microsoft Corp.	United States	4.3
IHS Markit Ltd.	United States	4.1
Air Liquide SA	France	4.0
Thermo Fisher Scientific, Inc.	United States	4.0
Linde plc	United Kingdom	3.8
Becton Dickinson and Co.	United States	3.7
Equinix, Inc.	United States	3.6
T-Mobile US, Inc.	United States	3.2
IQVIA Holdings, Inc.	United States	3.1

Total		40.9%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	69

ARTISAN VALUE FUND

Schedule of Investments – September 30, 2019

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.1%

AEROSPACE & DEFENSE - 3.1%
Raytheon Co.	65	$12,698

AIR FREIGHT & LOGISTICS - 2.8%
FedEx Corp.	79	11,513

AUTO COMPONENTS - 2.8%
Cie Generale des Etablissements Michelin SCA(1)	101	11,275

BANKS - 7.8%
Citigroup, Inc.	231	15,935
SunTrust Banks, Inc.	121	8,330
Wells Fargo & Co.	154	7,749

		32,014
CAPITAL MARKETS - 5.5%
Brookfield Asset Management, Inc., Class A(1)	86	4,573
E*TRADE Financial Corp.	185	8,087
Goldman Sachs Group, Inc. (The)	47	9,827

		22,487
CHEMICALS - 7.7%
Celanese Corp.	91	11,128
Dow, Inc.	88	4,199
DuPont de Nemours, Inc.	94	6,698
Nutrien Ltd.(1)	187	9,310

		31,335
COMMUNICATIONS EQUIPMENT - 3.0%
Cisco Systems, Inc.	248	12,239

CONSTRUCTION & ENGINEERING - 1.2%
Jacobs Engineering Group, Inc.	55	5,072

CONSUMER FINANCE - 3.2%
Synchrony Financial	387	13,201

DIVERSIFIED FINANCIAL SERVICES - 4.5%
Berkshire Hathaway, Inc., Class B*	89	18,452

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
GCI Liberty, Inc., Class A*	73	4,509

HEALTH CARE EQUIPMENT & SUPPLIES - 3.0%
Medtronic plc	111	12,093

INSURANCE - 2.7%
Chubb Ltd.	67	10,893
INTERACTIVE MEDIA & SERVICES - 8.0%
Alphabet, Inc., Class C*	17	20,290
Facebook, Inc., Class A*	70	12,530

		32,820
INTERNET & DIRECT MARKETING RETAIL - 3.6%
Booking Holdings, Inc.*	7	14,631

MEDIA - 5.8%
CBS Corp., Class B	211	8,512
Comcast Corp., Class A	334	15,072

		23,584
OIL, GAS & CONSUMABLE FUELS - 2.0%
Devon Energy Corp.	141	3,399
EOG Resources, Inc.	66	4,914

		8,313
PHARMACEUTICALS - 5.6%
Allergan plc	62	10,471
Sanofi(1)	133	12,288

		22,759
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
NXP Semiconductors NV(1)	146	15,960

SOFTWARE - 1.6%
Oracle Corp.	115	6,326

SPECIALTY RETAIL - 3.2%
AutoNation, Inc.*	254	12,885

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 7.5%
Apple, Inc.	87	19,453
Samsung Electronics Co. Ltd. (Preference)(1)	342	11,308

		30,761
TOBACCO - 3.8%
Altria Group, Inc.	237	9,692
Swedish Match AB(1)	142	5,892

		15,584
TRADING COMPANIES & DISTRIBUTORS - 3.7%
Air Lease Corp.	360	15,058

Total common stocks (Cost $289,116)		396,462

70	Artisan Partners Funds

	Shares Held	Value
SHORT-TERM INVESTMENTS - 3.7%

INVESTMENT COMPANIES - 3.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.10%	5,120	$5,120
Federated Treasury Obligations Fund - Institutional Class, 1.96%	4,969	4,969
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.04%	4,969	4,969

Total short-term investments (Cost $15,058)		15,058

Total investments - 100.8% (Cost $304,174)		411,520

Other assets less liabilities - (0.8%)		(3,222)

Total net assets - 100.0%(2)		$408,298

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Brookfield Asset Management, Inc.	Canada	U.S. dollar
Cie Generale des Etablissements Michelin SCA	France	Euro
Nutrien Ltd.	Canada	U.S. dollar
NXP Semiconductors NV	Netherlands	U.S. dollar
Samsung Electronics Co. Ltd. (Preference)	South Korea	Korean won
Sanofi	France	Euro
Swedish Match AB	Sweden	Swedish krona

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION
Dollar values in thousands
	Value	Percentage of Total Investments
Communication Services	$60,913	14.8%
Consumer Discretionary	38,791	9.4
Consumer Staples	15,584	3.8
Energy	8,313	2.0
Financials	97,047	23.6
Health Care	34,852	8.4
Industrials	44,341	10.8
Information Technology	65,286	15.9
Materials	31,335	7.6
Short-Term Investments	15,058	3.7

Total investments	$411,520	100.0%

TRADING CURRENCIES
Dollar values in thousands
	Value	Percentage of Total Investments
Euro	$23,563	5.7%
Korean won	11,308	2.8
Swedish krona	5,892	1.4
U.S. dollar	370,757	90.1

Total investments	$411,520	100.0%

TOP TEN HOLDINGS
Company Name	Country	Percentage of Total Net Assets
Alphabet, Inc.	United States	5.0%
Apple, Inc.	United States	4.8
Berkshire Hathaway, Inc.	United States	4.5
NXP Semiconductors NV	Netherlands	3.9
Citigroup, Inc.	United States	3.9
Comcast Corp.	United States	3.7
Air Lease Corp.	United States	3.7
Booking Holdings, Inc.	United States	3.6
Synchrony Financial	United States	3.2
AutoNation, Inc.	United States	3.2

Total		39.5%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	71

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – September 30, 2019

Dollar values in thousands

	DEVELOPING WORLD	GLOBAL DISCOVERY	GLOBAL EQUITY	GLOBAL OPPORTUNITIES
ASSETS:
Investments in securities, unaffiliated, at value	$2,504,113	$99,923	$247,496	$3,180,198
Short-term investments (investment companies), at value	124,088	7,091	6,280	205,917
Total investments	2,628,201	107,014	253,776	3,386,115
Cash	–	–	–	–
Foreign currency	21,470	3	343	–	(1)
Receivable from investments sold	33,881	899	3,813	18,481
Receivable from fund shares sold	4,701	179	77	2,470
Dividends and interest receivable	2,385	36	360	1,639
Other assets	84	5	15	134
Total assets	2,690,722	108,136	258,384	3,408,839
LIABILITIES:
Payable for investments purchased	26,662	690	2,279	11,478
Payable for fund shares redeemed	1,174	2	905	1,258
Payable for management fees	377	14	35	411
Payable for operating expenses	656	102	196	615
Payable for deferred director’s compensation	78	5	14	126
Total liabilities	28,947	813	3,429	13,888
Total net assets	$2,661,775	$107,323	$254,955	$3,394,951
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$2,203,255	$93,181	$187,561	$2,447,849
Total distributable earnings	458,520	14,142	67,394	947,102
Total net assets	$2,661,775	$107,323	$254,955	$3,394,951
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$255,336	$107,323	$118,936	$1,052,916
Advisor Shares	$1,585,519			$615,920
Institutional Shares	$820,920		$136,019	$1,726,115
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	18,999,323	8,017,482	5,774,121	38,911,425
Advisor Shares	117,399,938			22,639,844
Institutional Shares	60,593,398		6,568,937	62,837,837
Net asset value per share
Investor Shares	$13.44	$13.39	$20.60	$27.06
Advisor Shares	$13.51			$27.21
Institutional Shares	$13.55		$20.71	$27.47
Cost of total investments	$2,082,967	$91,429	$196,968	$2,650,068
Cost of foreign currency held	$22,506	$3	$394	$–	(1)

(1) Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

72	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities – September 30, 2019 (Continued)

Dollar values in thousands

	GLOBAL VALUE	HIGH INCOME	INTERNATIONAL	INTERNATIONAL SMALL-MID
ASSETS:
Investments in securities, unaffiliated, at value	$2,874,047	$3,512,985	$10,218,050	$1,180,549
Short-term investments (investment companies), at value	184,017	213,182	321,135	40,161
Total investments	3,058,064	3,726,167	10,539,185	1,220,710
Cash	–	6,259	–	–
Due from broker	–	2,812	–	–
Foreign currency	930	–	15,429	173
Unrealized appreciation on foreign currency forward contracts	3,286	–	–	–
Receivable from investments sold	12,175	112,588	33,864	1,540
Receivable from fund shares sold	1,167	5,963	13,013	1,892
Receivable for variation margin on futures contracts	–	124	–	–
Dividends and interest receivable	14,264	47,768	31,388	2,574
Other assets	153	128	747	36
Total assets	3,090,039	3,901,809	10,633,626	1,226,925
LIABILITIES:
Unrealized depreciation on unfunded loan commitments	–	10	–	–
Unrealized depreciation on foreign currency forward contracts	652	–	–	–
Payable for investments purchased	11,251	99,594	60,434	1,752
Payable for fund shares redeemed	1,150	9,015	9,277	3,609
Dividends payable	–	3,591	–	–
Payable for management fees	413	360	1,346	176
Payable for operating expenses	553	809	2,737	345
Payable for deferred director’s compensation	142	118	724	35
Total liabilities	14,161	113,497	74,518	5,917
Total net assets	$3,075,878	$3,788,312	$10,559,108	$1,221,008
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$2,684,587	$3,840,710	$7,492,325	$1,138,197
Total distributable earnings (loss)	391,291	(52,398)	3,066,783	82,811
Total net assets	$3,075,878	$3,788,312	$10,559,108	$1,221,008
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$506,067	$873,574	$3,903,758	$177,807
Advisor Shares	$599,418	$2,194,146	$2,141,985	$434,784
Institutional Shares	$1,970,393	$720,592	$4,513,365	$608,417
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	29,564,758	90,404,146	120,050,067	13,068,670
Advisor Shares	35,069,110	227,101,890	65,988,856	31,928,356
Institutional Shares	114,928,979	74,596,832	137,932,971	44,213,731
Net asset value per share
Investor Shares	$17.12	$9.66	$32.52	$13.61
Advisor Shares	$17.09	$9.66	$32.46	$13.62
Institutional Shares	$17.14	$9.66	$32.72	$13.76
Cost of total investments	$2,595,378	$3,716,738	$7,865,856	$1,123,705
Cost of foreign currency held	$929	$–	$17,309	$173

The accompanying notes are an integral part of the financial statements.

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Statements of Assets and Liabilities – September 30, 2019 (Continued)

Dollar values in thousands

	INTERNATIONAL VALUE	MID CAP		MID CAP VALUE	SMALL CAP
ASSETS:
Investments in securities, unaffiliated, at value	$12,145,520	$4,894,682		$2,170,655	$1,767,030
Short-term investments (investment companies), at value	1,991,731	165,298		96,996	74,434
Total investments	14,137,251	5,059,980		2,267,651	1,841,464
Cash	–	–		–	–
Foreign currency	5,482	–	(1)	–	–
Unrealized appreciation on foreign currency forward contracts	20,882	–		–	–
Receivable from investments sold	38,856	19,547		3,748	–
Receivable from fund shares sold	15,461	4,585		1,502	2,480
Dividends and interest receivable	85,018	1,071		3,049	234
Other assets	711	362		232	80
Total assets	14,303,661	5,085,545		2,276,182	1,844,258
LIABILITIES:
Unrealized depreciation on foreign currency forward contracts	2,606	–		–	–
Payable for investments purchased	19,422	19,888		–	4,701
Payable for fund shares redeemed	8,383	5,096		5,290	1,803
Payable for management fees	1,813	650		295	242
Payable for operating expenses	2,649	1,088		791	469
Payable for deferred director’s compensation	678	351		229	75
Total liabilities	35,551	27,073		6,605	7,290
Total net assets	$14,268,110	$5,058,472		$2,269,577	$1,836,968
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$12,163,992	$3,189,227		$1,393,877	$1,173,176
Total distributable earnings	2,104,118	1,869,245		875,700	663,792
Total net assets	$14,268,110	$5,058,472		$2,269,577	$1,836,968
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$2,761,826	$1,599,647		$842,896	$611,745
Advisor Shares	$4,336,510	$429,052		$630,296	$589,147
Institutional Shares	$7,169,774	$3,029,773		$796,385	$636,076
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	79,202,395	43,042,848		42,545,379	18,443,594
Advisor Shares	124,563,131	11,435,798		31,880,022	17,692,056
Institutional Shares	205,088,976	72,932,915		40,227,971	18,800,405
Net asset value per share
Investor Shares	$34.87	$37.16		$19.81	$33.17
Advisor Shares	$34.81	$37.52		$19.77	$33.30
Institutional Shares	$34.96	$41.54		$19.80	$33.83
Cost of total investments	$12,269,885	$3,602,839		$1,587,927	$1,302,223
Cost of foreign currency held	$5,450	$–	(1)	$–	$–

(1) Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

74	Artisan Partners Funds

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Statements of Assets and Liabilities – September 30, 2019 (Continued)

Dollar values in thousands

	SUSTAINABLE EMERGING MARKETS		THEMATIC	VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$51,181		$603,126	$396,462
Short-term investments (investment companies), at value	360		86,090	15,058
Total investments	51,541		689,216	411,520
Cash	–	(1)	–	–
Foreign currency	112		–	–	(1)
Unrealized appreciation on foreign currency forward contracts	–		1,063	–
Receivable from investments sold	818		31,913	201
Receivable from fund shares sold	41		2,449	648
Receivable from the Adviser	5		–	–
Dividends and interest receivable	63		306	557
Other assets	9		9	37
Total assets	52,589		724,956	412,963
LIABILITIES:
Unrealized depreciation on foreign currency forward contracts	–		515	–
Payable for investments purchased	188		32,517	4,004
Payable for fund shares redeemed	11		143	367
Payable for management fees	7		94	48
Payable for operating expenses	189		200	211
Payable for deferred director’s compensation	9		8	35
Payable for foreign taxes	153	(2)	–	–
Total liabilities	557		33,477	4,665
Total net assets	$52,032		$691,479	$408,298
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$180,866		$625,765	$292,364
Total distributable earnings (loss)	(128,834)		65,714	115,934
Total net assets	$52,032		$691,479	$408,298
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$45,717		$170,186	$131,134
Advisor Shares			$521,293	$108,557
Institutional Shares	$6,315			$168,607
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	3,003,951		10,885,311	10,179,818
Advisor Shares			33,295,193	8,461,153
Institutional Shares	414,146			13,111,557
Net asset value per share
Investor Shares	$15.22		$15.63	$12.88
Advisor Shares			$15.66	$12.83
Institutional Shares	$15.25			$12.86
Cost of total investments	$45,572		$643,804	$304,174
Cost of foreign currency held	$119		$–	$–	(1)

(1) Amount rounds to less than $1
(2) Including foreign taxes on unrealized gains	$127		–	–

The accompanying notes are an integral part of the financial statements.

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ARTISAN PARTNERS FUNDS

Statements of Operations — For the Year Ended September 30, 2019

Dollar values in thousands

	DEVELOPING WORLD	GLOBAL DISCOVERY	GLOBAL EQUITY	GLOBAL OPPORTUNITIES
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$21,093	$665	$3,241	$35,797
Interest	–	– (1)	– (1)	4
Total investment income	21,093	665	3,241	35,801
EXPENSES:
Management fees	23,713	834	2,550	27,982
Transfer agent fees
Investor Shares	774	147	279	2,479
Advisor Shares	1,107			479
Institutional Shares	38		33	39
Custodian fees	424	31	75	169
Accounting fees	77	79	77	76
Professional fees	194	50	84	158
Registration fees
Investor Shares	38	32	26	48
Advisor Shares	105			40
Institutional Shares	23		43	46
Director’s fees	86	6	10	123
Other operating expenses	315	19	39	221
Total operating expenses	26,894	1,198	3,216	31,860
Net investment income (loss)	(5,801)	(533)	25	3,941
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	17,101	(1,024)	13,230	222,938
Foreign currency related transactions	220	1	(14)	(30)
Total realized gain (loss)	17,321	(1,023)	13,216	222,908
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	360,537	9,229	(4,529)	(90,528)
Foreign currency related transactions	(995)	– (1)	(63)	(23)
Total increase (decrease) in unrealized appreciation or depreciation	359,542	9,229	(4,592)	(90,551)
Net gain on investments and foreign currency related transactions	376,863	8,206	8,624	132,357
Net increase in net assets resulting from operations	$371,062	$7,673	$8,649	$136,298

(1) Amount rounds to less than $1
(2) Net of foreign taxes withheld on dividends, unaffiliated issuers	$804	$27	$224	$741

The accompanying notes are an integral part of the financial statements.

76	Artisan Partners Funds

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Statements of Operations — For the Year Ended September 30, 2019 (Continued)

Dollar values in thousands

	GLOBAL VALUE	HIGH INCOME	INTERNATIONAL	INTERNATIONAL SMALL-MID
INVESTMENT INCOME:
Dividends, from unaffiliated issuers (1)	$81,683	$4,355	$233,084	$9,626
Interest	–	245,286	–	–
Total investment income	81,683	249,641	233,084	9,626
EXPENSES:
Management fees	31,725	23,534	101,697	7,763
Transfer agent fees
Investor Shares	1,366	2,602	9,288	418
Advisor Shares	570	1,783	1,643	172
Institutional Shares	40	39	53	35
Custodian fees	195	60	1,188	191
Accounting fees	76	161	76	76
Professional fees	166	175	512	193
Registration fees
Investor Shares	29	80	127	37
Advisor Shares	48	92	53	63
Institutional Shares	46	43	140	35
Director’s fees	129	127	439	24
Other operating expenses	211	387	634	90
Total operating expenses	34,601	29,083	115,850	9,097
Net investment income	47,082	220,558	117,234	529
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(765)	(48,346)	450,782	21,077
Investments, from affiliated issuers	–	–	–	(1,952)
Foreign currency forward contracts	(1,519)	–	–	–
Foreign currency related transactions	(180)	–	(753)	(266)
Futures contracts	–	(15,310)	–	–
Total realized gain (loss)	(2,464)	(63,656)	450,029	18,859
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(91,871)	6,849	(27,454)	30,363
Investments, from affiliated issuers	–	–	–	(1,745)
Foreign currency forward contracts	2,772	–	–	–
Foreign currency related transactions	(108)	–	(1,749)	(46)
Futures contracts	–	1,580	–	–
Unfunded loan commitments	–	(33)	–	–
Total increase (decrease) in unrealized appreciation or depreciation	(89,207)	8,396	(29,203)	28,572
Net gain (loss) on investments and foreign currency related transactions	(91,671)	(55,260)	420,826	47,431
Net increase (decrease) in net assets resulting from operations	$(44,589)	$165,298	$538,060	$47,960

(1) Net of foreign taxes withheld on dividends, unaffiliated issuers	$4,164	$–	$21,590	$792

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	77

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Statements of Operations — For the Year Ended September 30, 2019 (Continued)

Dollar values in thousands

	INTERNATIONAL VALUE	MID CAP	MID CAP VALUE	SMALL CAP
INVESTMENT INCOME:
Dividends, from unaffiliated issuers (2)	$414,489	$28,579	$44,075	$5,359
Interest	–	–	–	– (1)
Total investment income	414,489	28,579	44,075	5,359
EXPENSES:
Management fees	129,146	48,440	24,374	16,547
Transfer agent fees
Investor Shares	6,810	3,854	2,162	1,184
Advisor Shares	3,525	433	527	465
Institutional Shares	49	56	39	37
Custodian fees	1,185	105	56	35
Accounting fees	76	76	51	51
Professional fees	523	230	157	96
Registration fees
Investor Shares	202	56	41	26
Advisor Shares	144	38	36	43
Institutional Shares	112	77	45	36
Director’s fees	548	205	104	66
Other operating expenses	1,056	292	358	131
Total operating expenses	143,376	53,862	27,950	18,717
Net investment income (loss)	271,113	(25,283)	16,125	(13,358)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers (3)	259,418	537,218	287,026	146,505
Investments, from affiliated issuers	29,177	–	–	–
Foreign currency forward contracts	(11,337)	–	–	–
Foreign currency related transactions	(1,525)	(9)	–	–
Total realized gain	275,733	537,209	287,026	146,505
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(665,619)	(373,052)	(433,551)	(104,719)
Investments, from affiliated issuers	97,201	–	–	–
Foreign currency forward contracts	17,654	–	–	–
Foreign currency related transactions	(891)	(4)	1	–
Total decrease in unrealized appreciation or depreciation	(551,655)	(373,056)	(433,550)	(104,719)
Net gain (loss) on investments and foreign currency related transactions	(275,922)	164,153	(146,524)	41,786
Net increase (decrease) in net assets resulting from operations	$(4,809)	$138,870	$(130,399)	$28,428

(1) Amount rounds to less than $1
(2) Net of foreign taxes withheld on dividends, unaffiliated issuers	$30,358	$–	$434	$–
(3) Net of foreign taxes on realized gains	18	–	–	–

The accompanying notes are an integral part of the financial statements.

78	Artisan Partners Funds

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Statements of Operations — For the Year Ended September 30, 2019 (Continued)

Dollar values in thousands

	SUSTAINABLE EMERGING MARKETS	THEMATIC	VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers (2)	$1,383	$4,873	$8,087
Interest	– (1)	–	– (1)
Total investment income	1,383	4,873	8,087
EXPENSES:
Management fees	544	3,916	3,073
Transfer agent fees
Investor Shares	151	400	363
Advisor Shares		231	121
Institutional Shares	34		36
Custodian fees	84	38	25
Accounting fees	77	76	76
Professional fees	113	91	63
Registration fees
Investor Shares	22	45	22
Advisor Shares		32	20
Institutional Shares	19		39
Director’s fees	6	13	17
Other operating expenses	32	47	74
Total operating expenses	1,082	4,889	3,929
Less amounts waived or paid by the Adviser	(357)	–	(50)
Net expenses	725	4,889	3,879
Net investment income (loss)	658	(16)	4,208
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers (3)	(1,098)	20,511	12,405
Foreign currency forward contracts	–	2,980	–
Foreign currency related transactions	(38)	(7)	1
Written options	–	(2,175)	–
Total realized gain (loss)	(1,136)	21,309	12,406
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers (4)	1,435	39,516	(30,321)
Foreign currency forward contracts	–	473	–
Foreign currency related transactions	(6)	– (1)	–
Written options	–	4	–
Total increase (decrease) in unrealized appreciation or depreciation	1,429	39,993	(30,321)
Net gain (loss) on investments and foreign currency related transactions	293	61,302	(17,915)
Net increase (decrease) in net assets resulting from operations	$951	$61,286	$(13,707)

(1) Amount rounds to less than $1
(2) Net of foreign taxes withheld on dividends, unaffiliated issuers	$134	$143	$283
(3) Net of foreign taxes on realized gains	19	–	–
(4) Net of Increase in foreign taxes on unrealized gains	96	–	–

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	79

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets

Dollar values in thousands

	DEVELOPING WORLD		GLOBAL DISCOVERY
	Year Ended 9/30/2019	Year Ended 9/30/2018	Year Ended 9/30/2019	Year Ended 9/30/2018
OPERATIONS:
Net investment income (loss)	$(5,801)	$4,259	$(533)	$(276)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	17,101	(87,813)	(1,024)	194
Foreign currency related transactions	220	(1,989)	1	(1)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	360,537	(170,497)	9,229	5,981
Foreign currency related transactions	(995)	7	– (1)	–
Net increase (decrease) in net assets resulting from operations	371,062	(256,033)	7,673	5,898
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(45)	(17,577)	—	(90)
Advisor Shares	(609)	(26,894)
Institutional Shares	(230)	(25,296)
Total distributions to shareholders	(884)	(69,767)	—	(90)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	100,622	548,203	24,329	56,352
Total increase in net assets	470,800	222,403	32,002	62,160
Net assets, beginning of year	2,190,975	1,968,572	75,321	13,161
Net assets, end of year	$2,661,775	$2,190,975	$107,323	$75,321

(1) Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

80	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL EQUITY		GLOBAL OPPORTUNITIES
	Year Ended 9/30/2019	Year Ended 9/30/2018	Year Ended 9/30/2019	Year Ended 9/30/2018
OPERATIONS:
Net investment income	$25	$1,020	$3,941	$367
Net realized gain (loss) on:
Investments, from unaffiliated issuers	13,230	45,074	222,938	204,821
Foreign currency related transactions	(14)	(51)	(30)	(224)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(4,529)	1,987	(90,528)	138,235
Foreign currency related transactions	(63)	(3)	(23)	45
Net increase in net assets resulting from operations	8,649	48,027	136,298	343,244
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(16,503)	(912)	(68,096)	(41,081)
Advisor Shares			(31,641)	(17,255)
Institutional Shares	(24,802)	(1,168)	(93,750)	(56,726)
Total distributions to shareholders	(41,305)	(2,080)	(193,487)	(115,062)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(32,416)	(17,298)	47,054	473,489
Total increase (decrease) in net assets	(65,072)	28,649	(10,135)	701,671
Net assets, beginning of year	320,027	291,378	3,405,086	2,703,415
Net assets, end of year	$254,955	$320,027	$3,394,951	$3,405,086

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	81

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	GLOBAL VALUE		HIGH INCOME
	Year Ended 9/30/2019	Year Ended 9/30/2018	Year Ended 9/30/2019	Year Ended 9/30/2018
OPERATIONS:
Net investment income	$47,082	$42,730	$220,558	$164,552
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(765)	170,655	(48,346)	17,617
Foreign currency forward contracts	(1,519)	(9,307)	–	–
Foreign currency related transactions	(180)	7,163	–	–
Futures contracts	–	–	(15,310)	1,241
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(91,871)	(90,039)	6,849	(49,777)
Foreign currency forward contracts	2,772	3,929	–	–
Foreign currency related transactions	(108)	(112)	–	–
Futures contracts	–	–	1,580	(1)
Unfunded loan commitments	–	–	(33)	23
Net increase (decrease) in net assets resulting from operations	(44,589)	125,019	165,298	133,655
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(36,013)	(16,006)	(69,933)	(60,684)
Advisor Shares	(44,524)	(17,624)	(131,657)	(130,761)
Institutional Shares	(118,223)	(34,390)	(32,024)	(21,787)
Total distributions to shareholders	(198,760)	(68,020)	(233,614)	(213,232)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(400,923)	583,045	610,675	881,988
Total increase (decrease) in net assets	(644,272)	640,044	542,359	802,411
Net assets, beginning of year	3,720,150	3,080,106	3,245,953	2,443,542
Net assets, end of year	$3,075,878	$3,720,150	$3,788,312	$3,245,953

The accompanying notes are an integral part of the financial statements.

82	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL		INTERNATIONAL SMALL-MID
	Year Ended 9/30/2019	Year Ended 9/30/2018	Year Ended 9/30/2019	Year Ended 9/30/2018
OPERATIONS:
Net investment income (loss)	$117,234	$170,737	$529	$(1,530)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	450,782	1,199,635	21,077	102,246
Investments, from affiliated issuers	–	–	(1,952)	(77)
Foreign currency related transactions	(753)	(3,737)	(266)	(107)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(27,454)	(716,021)	30,363	(61,878)
Investments, from affiliated issuers	–	–	(1,745)	2,772
Foreign currency related transactions	(1,749)	(857)	(46)	(19)
Net increase in net assets resulting from operations	538,060	649,757	47,960	41,407
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(359,809)	(38,619)	(74,416)	(36,616)
Advisor Shares	(186,300)	(20,271)	–
Institutional Shares	(449,372)	(54,804)	(30,412)	(26,081)
Total distributions to shareholders	(995,481)	(113,694)	(104,828)	(62,697)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(1,900,318)	(1,653,643)	873,751	(137,518)
Total increase (decrease) in net assets	(2,357,739)	(1,117,580)	816,883	(158,808)
Net assets, beginning of year	12,916,847	14,034,427	404,125	562,933
Net assets, end of year	$10,559,108	$12,916,847	$1,221,008	$404,125

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	83

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	INTERNATIONAL VALUE		MID CAP
	Year Ended 9/30/2019	Year Ended 9/30/2018	Year Ended 9/30/2019	Year Ended 9/30/2018
OPERATIONS:
Net investment income (loss)	$271,113	$198,813	$(25,283)	$(30,816)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	259,418	710,473	537,218	1,325,617
Investments, from affiliated issuers	29,177	1,181	–	–
Foreign currency forward contracts	(11,337)	(57,057)	–	–
Foreign currency related transactions	(1,525)	32,857	(9)	(167)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(665,619)	(1,597,541)	(373,052)	(53,709)
Investments, from affiliated issuers	97,201	391,080	–	–
Foreign currency forward contracts	17,654	17,891	–	–
Foreign currency related transactions	(891)	(471)	(4)	15
Net increase (decrease) in net assets resulting from operations	(4,809)	(302,774)	138,870	1,240,940
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(170,987)	(164,573)	(345,115)	(292,322)
Advisor Shares	(253,519)	(173,254)	(106,197)	(76,242)
Institutional Shares	(416,576)	(267,787)	(557,303)	(500,170)
Total distributions to shareholders	(841,082)	(605,614)	(1,008,615)	(868,734)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(236,695)	1,303,172	(236,474)	(1,188,104)
Total increase (decrease) in net assets	(1,082,586)	394,784	(1,106,219)	(815,898)
Net assets, beginning of year	15,350,696	14,955,912	6,164,691	6,980,589
Net assets, end of year	$14,268,110	$15,350,696	$5,058,472	$6,164,691

The accompanying notes are an integral part of the financial statements.

84	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	MID CAP VALUE		SMALL CAP
	Year Ended 9/30/2019	Year Ended 9/30/2018	Year Ended 9/30/2019	Year Ended 9/30/2018
OPERATIONS:
Net investment income (loss)	$16,125	$6,687	$(13,358)	$(11,704)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	287,026	436,692	146,505	307,089
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(433,551)	(130,183)	(104,719)	156,773
Foreign currency related transactions	1	–	–	–
Net increase (decrease) in net assets resulting from operations	(130,399)	313,196	28,428	452,158
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(148,246)	(177,746)	(67,769)	(63,823)
Advisor Shares	(116,973)	(102,557)	(68,313)	(47,808)
Institutional Shares	(131,142)	(99,593)	(108,871)	(75,707)
Total distributions to shareholders	(396,361)	(379,896)	(244,953)	(187,338)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(507,601)	(681,308)	247,614	256,968
Total increase (decrease) in net assets	(1,034,361)	(748,008)	31,089	521,788
Net assets, beginning of year	3,303,938	4,051,946	1,805,879	1,284,091
Net assets, end of year	$2,269,577	$3,303,938	$1,836,968	$1,805,879

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	85

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	SUSTAINABLE EMERGING MARKETS		THEMATIC
	Year Ended 9/30/2019	Year Ended 9/30/2018	Year Ended 9/30/2019	Year Ended 9/30/2018
OPERATIONS:
Net investment income (loss)	$658	$512	$(16)	$(116)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(1,098)	2,784	20,511	9,387
Foreign currency forward contracts	–	–	2,980	15
Foreign currency related transactions	(38)	(22)	(7)	(6)
Written options	–	–	(2,175)	(2,417)
Securities sold short	–	–	–	29
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	1,435	(5,284)	39,516	4,866
Foreign currency forward contracts	–	–	473	69
Foreign currency related transactions	(6)	– (1)	– (1)	– (1)
Written options	–	–	4	(2)
Net increase (decrease) in net assets resulting from operations	951	(2,010)	61,286	11,825
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(449)	(238)	(4,461)	(1,606)
Advisor Shares			(2,027)
Institutional Shares	(34)	(44)
Total distributions to shareholders	(483)	(282)	(6,488)	(1,606)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(3,840)	6,558	518,873	92,296
Total increase (decrease) in net assets	(3,372)	4,266	573,671	102,515
Net assets, beginning of year	55,404	51,138	117,808	15,293
Net assets, end of year	$52,032	$55,404	$691,479	$117,808

(1) Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

86	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

	VALUE
	Year Ended 9/30/2019	Year Ended 9/30/2018
OPERATIONS:
Net investment income	$4,208	$4,752
Net realized gain (loss) on:
Investments, from unaffiliated issuers	12,405	80,018
Foreign currency related transactions	1	20
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	(30,321)	(29,587)
Foreign currency related transactions	–	– (1)
Net increase (decrease) in net assets resulting from operations	(13,707)	55,203
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(20,958)	(20,140)
Advisor Shares	(15,288)	(17,636)
Institutional Shares	(21,766)	(23,446)
Total distributions to shareholders	(58,012)	(61,222)
FUND SHARE ACTIVITIES:
Net decrease in net assets resulting from fund share activities	(20,709)	(145,445)
Total decrease in net assets	(92,428)	(151,464)
Net assets, beginning of year	500,726	652,190
Net assets, end of year	$408,298	$500,726

(1) Amount rounds to less than $1

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	87

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
DEVELOPING WORLD FUND
Investor Shares
9/30/2019	$11.17	(0.07)	2.34	2.27	— (5)	—	— (5)	$13.44
9/30/2018	$12.83	— (5)	(1.23)	(1.23)	(0.02)	(0.41)	(0.43)	$11.17
9/30/2017	$10.51	0.03	2.34	2.37	(0.01)	(0.04)	(0.05)	$12.83
9/30/2016	$8.39	0.02	2.10	2.12	—	—	—	$10.51
9/30/2015(6)	$10.00	— (5)	(1.61)	(1.61)	—	—	—	$8.39
Advisor Shares
9/30/2019	$11.21	(0.03)	2.34	2.31	(0.01)	—	(0.01)	$13.51
9/30/2018	$12.87	0.03	(1.25)	(1.22)	(0.03)	(0.41)	(0.44)	$11.21
9/30/2017	$10.54	0.05	2.35	2.40	(0.03)	(0.04)	(0.07)	$12.87
9/30/2016	$8.39	0.03	2.12	2.15	—	—	—	$10.54
9/30/2015(6)	$10.00	(0.01)	(1.60)	(1.61)	—	—	—	$8.39
Institutional Shares
9/30/2019	$11.23	(0.02)	2.34	2.32	— (5)	—	— (5)	$13.55
9/30/2018	$12.89	0.04	(1.25)	(1.21)	(0.04)	(0.41)	(0.45)	$11.23
9/30/2017	$10.56	0.06	2.34	2.40	(0.03)	(0.04)	(0.07)	$12.89
9/30/2016	$8.39	0.04	2.13	2.17	—	—	—	$10.56
9/30/2015(6)	$10.00	(0.01)	(1.60)	(1.61)	—	—	—	$8.39
GLOBAL DISCOVERY FUND
Investor Shares
9/30/2019	$12.40	(0.08)	1.07	0.99	—	—	—	$13.39
9/30/2018	$10.32	(0.09)	2.23	2.14	— (5)	(0.06)	(0.06)	$12.40
9/30/2017(7)	$10.00	(0.01)	0.33	0.32	—	—	—	$10.32
GLOBAL EQUITY FUND
Investor Shares
9/30/2019	$22.66	(0.02)	1.02	1.00	(0.03)	(3.03)	(3.06)	$20.60
9/30/2018	$19.60	0.03	3.17	3.20	—	(0.14)	(0.14)	$22.66
9/30/2017	$16.54	(0.03)	3.09	3.06	—	—	—	$19.60
9/30/2016	$15.73	(0.01)	1.17	1.16	—	(0.35)	(0.35)	$16.54
9/30/2015	$16.18	(0.03)	0.07	0.04	—	(0.49)	(0.49)	$15.73
Institutional Shares
9/30/2019	$22.80	0.02	1.01	1.03	(0.09)	(3.03)	(3.12)	$20.71
9/30/2018	$19.66	0.10	3.18	3.28	—	(0.14)	(0.14)	$22.80
9/30/2017	$16.58	0.01	3.10	3.11	(0.03)	—	(0.03)	$19.66
9/30/2016(8)	$16.44	0.06	0.43	0.49	—	(0.35)	(0.35)	$16.58

Footnotes are presented on Pages 101-102.

The accompanying notes are an integral part of the financial statements.

88	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
DEVELOPING WORLD FUND
Investor Shares
9/30/2019	20.33%	$255,336	1.35%	n/a	(0.56)%	159.86%
9/30/2018	(9.99)%	$477,908	1.36%	n/a	(0.02)%	121.12%
9/30/2017	22.70%	$520,406	1.40%	n/a	0.26%	45.04%
9/30/2016	25.27%	$266,122	1.50%	1.52%	0.25%	47.59%
9/30/2015(6)	(16.10)%	$20,642	1.50%	2.23%	(0.20)%	9.00%
Advisor Shares
9/30/2019	20.59%	$1,585,519	1.18%	n/a	(0.23)%	159.86%
9/30/2018	(9.87)%	$1,031,825	1.18%	n/a	0.22%	121.12%
9/30/2017	22.94%	$763,998	1.21%	n/a	0.47%	45.04%
9/30/2016	25.63%	$340,831	1.25%	n/a	0.28%	47.59%
9/30/2015(6)	(16.10)%	$58,196	1.40%	1.96%	(0.37)%	9.00%
Institutional Shares
9/30/2019	20.71%	$820,920	1.08%	n/a	(0.15)%	159.86%
9/30/2018	(9.80)%	$681,242	1.08%	n/a	0.29%	121.12%
9/30/2017	22.99%	$684,168	1.12%	n/a	0.50%	45.04%
9/30/2016	25.86%	$277,691	1.15%	n/a	0.44%	47.59%
9/30/2015(6)	(16.10)%	$39,993	1.40%	2.03%	(0.44)%	9.00%
GLOBAL DISCOVERY FUND
Investor Shares
9/30/2019	7.98%	$107,323	1.40%	n/a	(0.62)%	52.30%
9/30/2018	20.90%	$75,321	1.50%	1.71%	(0.75)%	38.71%
9/30/2017(7)	3.20%	$13,161	1.50%	4.55%	(0.83)%	1.85%
GLOBAL EQUITY FUND
Investor Shares
9/30/2019	6.90%	$118,936	1.38%	n/a	(0.09)%	91.33%
9/30/2018	16.38%	$123,225	1.36%	n/a	0.13%	120.14%
9/30/2017	18.50%	$131,813	1.40%	n/a	(0.20)%	109.89%
9/30/2016	7.40%	$145,817	1.37%	n/a	(0.09)%	96.23%
9/30/2015	0.20%	$296,380	1.37%	n/a	(0.19)%	78.44%
Institutional Shares
9/30/2019	7.10%	$136,019	1.16%	n/a	0.09%	91.33%
9/30/2018	16.73%	$196,802	1.10%	n/a	0.45%	120.14%
9/30/2017	18.78%	$159,565	1.16%	n/a	0.03%	109.89%
9/30/2016(8)	3.01%	$111,757	1.11%	n/a	0.37%	96.23%

Footnotes are presented on Pages 101-102.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	89

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
GLOBAL OPPORTUNITIES FUND
Investor Shares
9/30/2019	$27.66	(0.01)	1.01	1.00	—	(1.60)	(1.60)	$27.06
9/30/2018	$25.69	(0.03)	3.07	3.04	—	(1.07)	(1.07)	$27.66
9/30/2017	$21.74	(0.08)	4.06	3.98	—	(0.03)	(0.03)	$25.69
9/30/2016	$18.35	(0.06)	3.59	3.53	(0.02)	(0.12)	(0.14)	$21.74
9/30/2015	$18.92	0.01	(0.09)	(0.08)	(0.06)	(0.43)	(0.49)	$18.35
Advisor Shares
9/30/2019	$27.76	0.03	1.02	1.05	—	(1.60)	(1.60)	$27.21
9/30/2018	$25.75	0.01	3.07	3.08	—	(1.07)	(1.07)	$27.76
9/30/2017	$21.76	(0.05)	4.07	4.02	—	(0.03)	(0.03)	$25.75
9/30/2016	$18.37	(0.03)	3.58	3.55	(0.04)	(0.12)	(0.16)	$21.76
9/30/2015(9)	$19.16	0.02	(0.81)	(0.79)	—	—	—	$18.37
Institutional Shares
9/30/2019	$27.99	0.06	1.02	1.08	— (5)	(1.60)	(1.60)	$27.47
9/30/2018	$25.92	0.03	3.11	3.14	—	(1.07)	(1.07)	$27.99
9/30/2017	$21.89	(0.03)	4.09	4.06	—	(0.03)	(0.03)	$25.92
9/30/2016	$18.46	(0.01)	3.61	3.60	(0.05)	(0.12)	(0.17)	$21.89
9/30/2015	$19.04	0.07	(0.11)	(0.04)	(0.11)	(0.43)	(0.54)	$18.46
GLOBAL VALUE FUND
Investor Shares
9/30/2019	$18.24	0.21	(0.38)	(0.17)	(0.15)	(0.80)	(0.95)	$17.12
9/30/2018	$17.87	0.18	0.55	0.73	(0.12)	(0.24)	(0.36)	$18.24
9/30/2017	$15.30	0.10	2.88	2.98	(0.11)	(0.30)	(0.41)	$17.87
9/30/2016	$14.47	0.10	1.58	1.68	(0.05)	(0.80)	(0.85)	$15.30
9/30/2015	$15.63	0.07	(0.71)	(0.64)	(0.08)	(0.44)	(0.52)	$14.47
Advisor Shares
9/30/2019	$18.22	0.23	(0.39)	(0.16)	(0.17)	(0.80)	(0.97)	$17.09
9/30/2018	$17.86	0.21	0.54	0.75	(0.15)	(0.24)	(0.39)	$18.22
9/30/2017	$15.28	0.13	2.87	3.00	(0.12)	(0.30)	(0.42)	$17.86
9/30/2016	$14.48	0.13	1.57	1.70	(0.10)	(0.80)	(0.90)	$15.28
9/30/2015(9)	$15.60	0.05	(1.17)	(1.12)	—	—	—	$14.48
Institutional Shares
9/30/2019	$18.27	0.26	(0.40)	(0.14)	(0.19)	(0.80)	(0.99)	$17.14
9/30/2018	$17.90	0.24	0.54	0.78	(0.17)	(0.24)	(0.41)	$18.27
9/30/2017	$15.32	0.14	2.87	3.01	(0.13)	(0.30)	(0.43)	$17.90
9/30/2016	$14.50	0.14	1.59	1.73	(0.11)	(0.80)	(0.91)	$15.32
9/30/2015	$15.67	0.11	(0.73)	(0.62)	(0.11)	(0.44)	(0.55)	$14.50

Footnotes are presented on Pages 101-102.

The accompanying notes are an integral part of the financial statements.

90	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL OPPORTUNITIES FUND
Investor Shares
9/30/2019	4.85%	$1,052,916	1.15%	n/a	(0.02)%	48.64%
9/30/2018	12.19%	$1,176,471	1.15%	n/a	(0.13)%	44.27%
9/30/2017	18.36%	$974,286	1.15%	n/a	(0.35)%	34.13%
9/30/2016	19.29%	$781,877	1.17%	n/a	(0.33)%	34.62%
9/30/2015	(0.46)%	$669,846	1.19%	n/a	0.07%	55.53%
Advisor Shares
9/30/2019	5.03%	$615,920	1.01%	n/a	0.11%	48.64%
9/30/2018	12.32%	$583,463	1.00%	n/a	0.03%	44.27%
9/30/2017	18.53%	$398,375	1.03%	n/a	(0.20)%	34.13%
9/30/2016	19.37%	$193,230	1.08%	n/a	(0.16)%	34.62%
9/30/2015(9)	(4.12)%	$54,172	1.10%	1.46%	0.24%	55.53%
Institutional Shares
9/30/2019	5.11%	$1,726,115	0.91%	n/a	0.23%	48.64%
9/30/2018	12.48%	$1,645,152	0.91%	n/a	0.11%	44.27%
9/30/2017	18.60%	$1,330,754	0.93%	n/a	(0.11)%	34.13%
9/30/2016	19.60%	$862,330	0.92%	n/a	(0.07)%	34.62%
9/30/2015	(0.23)%	$631,904	0.95%	n/a	0.36%	55.53%
GLOBAL VALUE FUND
Investor Shares
9/30/2019	(0.50)%	$506,067	1.25%	n/a	1.25%	31.18%
9/30/2018	4.16%	$724,848	1.25%	n/a	1.00%	27.98%
9/30/2017	19.95%	$811,771	1.25%	n/a	0.59%	12.67%
9/30/2016	11.86%	$748,254	1.26%	n/a	0.70%	20.52%
9/30/2015	(4.32)%	$826,965	1.28%	n/a	0.46%	19.41%
Advisor Shares
9/30/2019	(0.40)%	$599,418	1.10%	n/a	1.38%	31.18%
9/30/2018	4.27%	$851,738	1.10%	n/a	1.14%	27.98%
9/30/2017	20.16%	$796,869	1.10%	n/a	0.78%	12.67%
9/30/2016	12.00%	$403,036	1.14%	n/a	0.88%	20.52%
9/30/2015(9)	(7.18)%	$185,741	1.20%	1.23%	0.70%	19.41%
Institutional Shares
9/30/2019	(0.30)%	$1,970,393	1.01%	n/a	1.54%	31.18%
9/30/2018	4.40%	$2,143,564	1.01%	n/a	1.31%	27.98%
9/30/2017	20.23%	$1,471,466	1.02%	n/a	0.84%	12.67%
9/30/2016	12.18%	$917,977	1.03%	n/a	0.97%	20.52%
9/30/2015	(4.16)%	$512,600	1.03%	n/a	0.73%	19.41%

Footnotes are presented on Pages 101-102.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	91

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
HIGH INCOME FUND
Investor Shares
9/30/2019	$9.87	0.61	(0.17)	0.44	(0.60)	(0.05)	(0.65)	$9.66
9/30/2018	$10.20	0.58	(0.13)	0.45	(0.58)	(0.20)	(0.78)	$9.87
9/30/2017	$9.85	0.59	0.37	0.96	(0.59)	(0.02)	(0.61)	$10.20
9/30/2016	$9.49	0.63	0.40	1.03	(0.63)	(0.04)	(0.67)	$9.85
9/30/2015	$9.97	0.61	(0.44)	0.17	(0.61)	(0.04)	(0.65)	$9.49
Advisor Shares
9/30/2019	$9.87	0.63	(0.17)	0.46	(0.62)	(0.05)	(0.67)	$9.66
9/30/2018	$10.20	0.60	(0.13)	0.47	(0.60)	(0.20)	(0.80)	$9.87
9/30/2017	$9.85	0.60	0.38	0.98	(0.61)	(0.02)	(0.63)	$10.20
9/30/2016	$9.49	0.64	0.41	1.05	(0.65)	(0.04)	(0.69)	$9.85
9/30/2015	$9.97	0.63	(0.44)	0.19	(0.63)	(0.04)	(0.67)	$9.49
Institutional Shares
9/30/2019	$9.87	0.64	(0.17)	0.47	(0.63)	(0.05)	(0.68)	$9.66
9/30/2018	$10.19	0.61	(0.12)	0.49	(0.61)	(0.20)	(0.81)	$9.87
9/30/2017(10)	$9.85	0.59	0.36	0.95	(0.59)	(0.02)	(0.61)	$10.19
INTERNATIONAL FUND
Investor Shares
9/30/2019	$33.49	0.29	1.38	1.67	(0.37)	(2.27)	(2.64)	$32.52
9/30/2018	$32.28	0.35	1.08	1.43	(0.22)	—	(0.22)	$33.49
9/30/2017	$28.30	0.20	4.08	4.28	(0.30)	—	(0.30)	$32.28
9/30/2016	$26.97	0.27	1.19	1.46	(0.13)	—	(0.13)	$28.30
9/30/2015	$30.04	0.17	(3.01)	(2.84)	(0.23)	—	(0.23)	$26.97
Advisor Shares
9/30/2019	$33.45	0.34	1.37	1.71	(0.43)	(2.27)	(2.70)	$32.46
9/30/2018	$32.25	0.43	1.05	1.48	(0.28)	—	(0.28)	$33.45
9/30/2017	$28.31	0.23	4.08	4.31	(0.37)	—	(0.37)	$32.25
9/30/2016	$27.00	0.34	1.17	1.51	(0.20)	—	(0.20)	$28.31
9/30/2015(9)	$31.25	0.07	(4.32)	(4.25)	—	—	—	$27.00
Institutional Shares
9/30/2019	$33.71	0.35	1.39	1.74	(0.46)	(2.27)	(2.73)	$32.72
9/30/2018	$32.50	0.46	1.05	1.51	(0.30)	—	(0.30)	$33.71
9/30/2017	$28.51	0.30	4.08	4.38	(0.39)	—	(0.39)	$32.50
9/30/2016	$27.19	0.36	1.17	1.53	(0.21)	—	(0.21)	$28.51
9/30/2015	$30.27	0.21	(3.00)	(2.79)	(0.29)	—	(0.29)	$27.19

Footnotes are presented on Pages 101-102.

The accompanying notes are an integral part of the financial statements.

92	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
HIGH INCOME FUND
Investor Shares
9/30/2019	4.81%	$873,574	0.98%	n/a	6.41%	74.82%
9/30/2018	4.66%	$986,645	0.99%	n/a	5.88%	79.10%
9/30/2017	10.07%	$632,387	1.00%	n/a	5.88%	92.44%
9/30/2016	11.40%	$544,969	1.03%	n/a	6.66%	69.41%
9/30/2015	1.73%	$424,685	1.09%	n/a	6.20%	91.33%
Advisor Shares
9/30/2019	4.98%	$2,194,146	0.82%	n/a	6.56%	74.82%
9/30/2018	4.83%	$1,970,272	0.82%	n/a	6.03%	79.10%
9/30/2017	10.27%	$1,548,786	0.82%	n/a	6.04%	92.44%
9/30/2016	11.61%	$1,244,032	0.84%	n/a	6.81%	69.41%
9/30/2015	1.88%	$489,374	0.93%	n/a	6.38%	91.33%
Institutional Shares
9/30/2019	5.08%	$720,592	0.73%	n/a	6.64%	74.82%
9/30/2018	5.02%	$289,036	0.74%	n/a	6.13%	79.10%
9/30/2017(10)	9.94%	$262,369	0.78%	n/a	5.94%	92.44%
INTERNATIONAL FUND
Investor Shares
9/30/2019	6.29%	$3,903,758	1.19%	n/a	0.95%	41.01%
9/30/2018	4.45%	$4,733,866	1.18%	n/a	1.06%	55.16%
9/30/2017	15.39%	$5,808,005	1.18%	n/a	0.70%	57.60%
9/30/2016	5.39%	$7,930,361	1.19%	n/a	0.98%	64.65%
9/30/2015	(9.55)%	$10,156,292	1.17%	n/a	0.54%	45.02%
Advisor Shares
9/30/2019	6.46%	$2,141,985	1.04%	n/a	1.11%	41.01%
9/30/2018	4.58%	$2,367,026	1.04%	n/a	1.29%	55.16%
9/30/2017	15.56%	$2,357,528	1.04%	n/a	0.82%	57.60%
9/30/2016	5.58%	$2,782,189	1.01%	n/a	1.23%	64.65%
9/30/2015(9)	(13.60)%	$2,465,135	1.07%	1.07%	0.47%	45.02%
Institutional Shares
9/30/2019	6.52%	$4,513,365	0.96%	n/a	1.15%	41.01%
9/30/2018	4.67%	$5,815,955	0.95%	n/a	1.36%	55.16%
9/30/2017	15.66%	$5,868,894	0.96%	n/a	1.05%	57.60%
9/30/2016	5.64%	$5,272,925	0.95%	n/a	1.27%	64.65%
9/30/2015	(9.34)%	$4,973,656	0.95%	n/a	0.70%	45.02%
Footnotes are presented on Pages 101-102.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	93

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
INTERNATIONAL SMALL-MID FUND
Investor Shares
9/30/2019	$23.47	(0.03)	(1.56)	(1.59)	—	(8.27)	(8.27)	$13.61
9/30/2018	$24.69	(0.10)	2.05	1.95	—	(3.17)	(3.17)	$23.47
9/30/2017	$23.17	(0.03)	2.75	2.72	—	(1.20)	(1.20)	$24.69
9/30/2016	$23.37	(0.02)	0.63	0.61	(0.03)	(0.78)	(0.81)	$23.17
9/30/2015	$24.30	0.03	0.42	0.45	—	(1.38)	(1.38)	$23.37
Advisor Shares
9/30/2019(11)	$11.91	0.01	1.70	1.71	—	—	—	$13.62
Institutional Shares
9/30/2019	$23.59	0.03	(1.59)	(1.56)	—	(8.27)	(8.27)	$13.76
9/30/2018	$24.75	(0.04)	2.05	2.01	—	(3.17)	(3.17)	$23.59
9/30/2017	$23.18	0.06	2.71	2.77	—	(1.20)	(1.20)	$24.75
9/30/2016(12)	$22.54	0.04	0.60	0.64	—	—	—	$23.18
INTERNATIONAL VALUE FUND
Investor Shares
9/30/2019	$36.85	0.61	(0.64)	(0.03)	(0.65)	(1.30)	(1.95)	$34.87
9/30/2018	$39.08	0.42	(1.14)	(0.72)	(0.41)	(1.10)	(1.51)	$36.85
9/30/2017	$33.55	0.27	6.27	6.54	(0.26)	(0.75)	(1.01)	$39.08
9/30/2016	$32.62	0.32	2.57	2.89	(0.28)	(1.68)	(1.96)	$33.55
9/30/2015	$36.56	0.21	(1.79)	(1.58)	(0.55)	(1.81)	(2.36)	$32.62
Advisor Shares
9/30/2019	$36.85	0.65	(0.63)	0.02	(0.76)	(1.30)	(2.06)	$34.81
9/30/2018	$39.11	0.48	(1.16)	(0.68)	(0.48)	(1.10)	(1.58)	$36.85
9/30/2017	$33.57	0.33	6.27	6.60	(0.31)	(0.75)	(1.06)	$39.11
9/30/2016	$32.66	0.39	2.54	2.93	(0.34)	(1.68)	(2.02)	$33.57
9/30/2015(9)	$35.54	0.15	(3.03)	(2.88)	—	—	—	$32.66
Institutional Shares
9/30/2019	$37.02	0.69	(0.64)	0.05	(0.81)	(1.30)	(2.11)	$34.96
9/30/2018	$39.28	0.53	(1.18)	(0.65)	(0.51)	(1.10)	(1.61)	$37.02
9/30/2017	$33.71	0.42	6.23	6.65	(0.33)	(0.75)	(1.08)	$39.28
9/30/2016	$32.77	0.40	2.57	2.97	(0.35)	(1.68)	(2.03)	$33.71
9/30/2015	$36.71	0.30	(1.81)	(1.51)	(0.62)	(1.81)	(2.43)	$32.77

Footnotes are presented on Pages 101-102.

The accompanying notes are an integral part of the financial statements.

94	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
INTERNATIONAL SMALL-MID FUND
Investor Shares
9/30/2019	(1.38)%	$177,807	1.43%	n/a	(0.24)%	55.98%
9/30/2018	8.70%	$228,317	1.55%	n/a	(0.44)%	59.53%
9/30/2017	13.09%	$307,580	1.57%	n/a	(0.16)%	79.09%
9/30/2016	2.50%	$585,000	1.51%	n/a	(0.07)%	69.82%
9/30/2015	2.02%	$961,035	1.52%	n/a	0.13%	43.84%
Advisor Shares
9/30/2019(11)	14.36%	$434,784	1.25%	n/a	0.13%	55.98%
Institutional Shares
9/30/2019	(1.18)%	$608,417	1.16%	n/a	0.20%	55.98%
9/30/2018	8.94%	$175,808	1.35%	n/a	(0.17)%	59.53%
9/30/2017	13.31%	$255,353	1.37%	n/a	0.29%	79.09%
9/30/2016(12)	2.84%	$209,536	1.37%	n/a	0.41%	69.82%
INTERNATIONAL VALUE FUND
Investor Shares
9/30/2019	0.38%	$2,761,826	1.19%	n/a	1.80%	23.69%
9/30/2018	(1.99)%	$3,371,735	1.18%	n/a	1.11%	21.55%
9/30/2017	20.19%	$4,350,119	1.19%	n/a	0.78%	11.67%
9/30/2016	9.02%	$5,500,119	1.18%	n/a	0.98%	17.79%
9/30/2015	(4.67)%	$5,229,869	1.17%	n/a	0.60%	23.74%
Advisor Shares
9/30/2019	0.52%	$4,336,510	1.05%	n/a	1.93%	23.69%
9/30/2018	(1.87)%	$4,683,702	1.04%	n/a	1.27%	21.55%
9/30/2017	20.41%	$4,323,659	1.04%	n/a	0.93%	11.67%
9/30/2016	9.17%	$3,537,587	1.02%	n/a	1.21%	17.79%
9/30/2015(9)	(8.10)%	$2,782,652	1.06%	1.07%	0.87%	23.74%
Institutional Shares
9/30/2019	0.63%	$7,169,774	0.95%	n/a	2.03%	23.69%
9/30/2018	(1.79)%	$7,295,259	0.95%	n/a	1.41%	21.55%
9/30/2017	20.48%	$6,282,134	0.97%	n/a	1.18%	11.67%
9/30/2016	9.27%	$3,038,159	0.96%	n/a	1.26%	17.79%
9/30/2015	(4.44)%	$2,606,468	0.96%	n/a	0.86%	23.74%

Footnotes are presented on Pages 101-102.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	95

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
MID CAP FUND
Investor Shares
9/30/2019	$44.83	(0.23)	0.53	0.30	—	(7.97)	(7.97)	$37.16
9/30/2018	$42.58	(0.26)	8.21	7.95	—	(5.70)	(5.70)	$44.83
9/30/2017	$41.34	(0.27)	4.85	4.58	—	(3.34)	(3.34)	$42.58
9/30/2016	$44.42	(0.30)	3.78	3.48	—	(6.56)	(6.56)	$41.34
9/30/2015	$47.67	(0.36)	1.99	1.63	—	(4.88)	(4.88)	$44.42
Advisor Shares
9/30/2019	$45.10	(0.17)	0.56	0.39	—	(7.97)	(7.97)	$37.52
9/30/2018	$42.75	(0.20)	8.25	8.05	—	(5.70)	(5.70)	$45.10
9/30/2017	$41.43	(0.22)	4.88	4.66	—	(3.34)	(3.34)	$42.75
9/30/2016	$44.46	(0.24)	3.77	3.53	—	(6.56)	(6.56)	$41.43
9/30/2015(9)	$46.88	(0.17)	(2.25)	(2.42)	—	—	—	$44.46
Institutional Shares
9/30/2019	$48.89	(0.16)	0.78	0.62	—	(7.97)	(7.97)	$41.54
9/30/2018	$45.84	(0.18)	8.93	8.75	—	(5.70)	(5.70)	$48.89
9/30/2017	$44.15	(0.19)	5.22	5.03	—	(3.34)	(3.34)	$45.84
9/30/2016	$46.92	(0.22)	4.01	3.79	—	(6.56)	(6.56)	$44.15
9/30/2015	$49.98	(0.26)	2.08	1.82	—	(4.88)	(4.88)	$46.92
MID CAP VALUE FUND
Investor Shares
9/30/2019	$23.56	0.10	(0.90)	(0.80)	(0.05)	(2.90)	(2.95)	$19.81
9/30/2018	$23.98	0.02	1.86	1.88	(0.02)	(2.28)	(2.30)	$23.56
9/30/2017	$21.41	0.06	3.11	3.17	(0.16)	(0.44)	(0.60)	$23.98
9/30/2016	$22.22	0.12	2.70	2.82	(0.09)	(3.54)	(3.63)	$21.41
9/30/2015	$27.00	0.20	(2.21)	(2.01)	(0.17)	(2.60)	(2.77)	$22.22
Advisor Shares
9/30/2019	$23.53	0.13	(0.90)	(0.77)	(0.09)	(2.90)	(2.99)	$19.77
9/30/2018	$23.94	0.05	1.85	1.90	(0.03)	(2.28)	(2.31)	$23.53
9/30/2017	$21.37	0.09	3.10	3.19	(0.18)	(0.44)	(0.62)	$23.94
9/30/2016	$22.23	0.14	2.70	2.84	(0.16)	(3.54)	(3.70)	$21.37
9/30/2015(9)	$25.12	0.12	(3.01)	(2.89)	—	—	—	$22.23
Institutional Shares
9/30/2019	$23.56	0.14	(0.89)	(0.75)	(0.11)	(2.90)	(3.01)	$19.80
9/30/2018	$23.98	0.07	1.85	1.92	(0.06)	(2.28)	(2.34)	$23.56
9/30/2017	$21.40	0.11	3.11	3.22	(0.20)	(0.44)	(0.64)	$23.98
9/30/2016	$22.25	0.16	2.70	2.86	(0.17)	(3.54)	(3.71)	$21.40
9/30/2015	$27.05	0.26	(2.22)	(1.96)	(0.24)	(2.60)	(2.84)	$22.25

Footnotes are presented on Pages 101-102.

The accompanying notes are an integral part of the financial statements.

96	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
MID CAP FUND
Investor Shares
9/30/2019	5.11%	$1,599,647	1.19%	n/a	(0.63)%	47.96%
9/30/2018	21.12%	$2,003,621	1.18%	n/a	(0.62)%	49.83%
9/30/2017	12.19%	$2,277,750	1.18%	n/a	(0.68)%	42.59%
9/30/2016	8.08%	$3,232,399	1.18%	n/a	(0.75)%	40.35%
9/30/2015	3.20%	$3,909,986	1.19%	n/a	(0.76)%	51.39%
Advisor Shares
9/30/2019	5.36%	$429,052	1.04%	n/a	(0.48)%	47.96%
9/30/2018	21.26%	$644,777	1.04%	n/a	(0.48)%	49.83%
9/30/2017	12.36%	$583,658	1.05%	n/a	(0.54)%	42.59%
9/30/2016	8.19%	$445,648	1.05%	n/a	(0.62)%	40.35%
9/30/2015(9)	(5.16)%	$431,658	1.10%	1.12%	(0.73)%	51.39%
Institutional Shares
9/30/2019	5.41%	$3,029,773	0.96%	n/a	(0.41)%	47.96%
9/30/2018	21.37%	$3,516,293	0.95%	n/a	(0.39)%	49.83%
9/30/2017	12.45%	$4,119,181	0.95%	n/a	(0.45)%	42.59%
9/30/2016	8.33%	$4,389,242	0.95%	n/a	(0.52)%	40.35%
9/30/2015	3.45%	$4,482,164	0.95%	n/a	(0.53)%	51.39%
MID CAP VALUE FUND
Investor Shares
9/30/2019	(2.49)%	$842,896	1.20%	n/a	0.52%	19.18%
9/30/2018	8.55%	$1,294,179	1.19%	n/a	0.07%	19.15%
9/30/2017	15.08%	$1,957,786	1.17%	n/a	0.25%	23.92%
9/30/2016	14.10%	$2,416,461	1.16%	1.16%	0.59%	26.62%
9/30/2015	(8.45)%	$4,345,131	1.19%	n/a	0.81%	31.18%
Advisor Shares
9/30/2019	(2.32)%	$630,296	1.06%	n/a	0.66%	19.18%
9/30/2018	8.68%	$951,667	1.05%	n/a	0.24%	19.15%
9/30/2017	15.23%	$1,053,640	1.06%	n/a	0.40%	23.92%
9/30/2016	14.22%	$1,025,855	1.05%	1.06%	0.70%	26.62%
9/30/2015(9)	(11.50)%	$938,389	1.09%	1.11%	1.00%	31.18%
Institutional Shares
9/30/2019	(2.22)%	$796,385	0.98%	n/a	0.72%	19.18%
9/30/2018	8.75%	$1,058,092	0.98%	n/a	0.30%	19.15%
9/30/2017	15.37%	$1,040,520	0.97%	n/a	0.48%	23.92%
9/30/2016	14.29%	$741,286	0.95%	0.95%	0.81%	26.62%
9/30/2015	(8.25)%	$1,236,240	0.96%	n/a	1.03%	31.18%

Footnotes are presented on Pages 101-102.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	97

ARTISAN PARTNERS FUNDS

Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
SMALL CAP FUND
Investor Shares
9/30/2019	$38.97	(0.29)	(0.08)	(0.37)	—	(5.43)	(5.43)	$33.17
9/30/2018	$33.61	(0.31)	10.64	10.33	—	(4.97)	(4.97)	$38.97
9/30/2017	$29.93	(0.29)	4.30	4.01	—	(0.33)	(0.33)	$33.61
9/30/2016	$28.55	(0.27)	4.36	4.09	—	(2.71)	(2.71)	$29.93
9/30/2015	$26.76	(0.30)	2.09	1.79	—	—	—	$28.55
Advisor Shares
9/30/2019	$39.05	(0.25)	(0.07)	(0.32)	—	(5.43)	(5.43)	$33.30
9/30/2018	$33.63	(0.26)	10.65	10.39	—	(4.97)	(4.97)	$39.05
9/30/2017(13)	$29.23	(0.18)	4.58	4.40	—	—	—	$33.63
Institutional Shares
9/30/2019	$39.54	(0.23)	(0.05)	(0.28)	—	(5.43)	(5.43)	$33.83
9/30/2018	$33.98	(0.24)	10.77	10.53	—	(4.97)	(4.97)	$39.54
9/30/2017	$30.19	(0.23)	4.35	4.12	—	(0.33)	(0.33)	$33.98
9/30/2016	$28.72	(0.20)	4.38	4.18	—	(2.71)	(2.71)	$30.19
9/30/2015	$26.85	(0.24)	2.11	1.87	—	—	—	$28.72
SUSTAINABLE EMERGING MARKETS FUND
Investor Shares
9/30/2019	$15.08	0.18	0.10	0.28	(0.14)	—	(0.14)	$15.22
9/30/2018	$15.58	0.15	(0.56)	(0.41)	(0.09)	—	(0.09)	$15.08
9/30/2017	$12.75	0.08	2.87	2.95	(0.12)	—	(0.12)	$15.58
9/30/2016(14)	$9.90	0.19	2.66	2.85	—	—	—	$12.75
9/30/2015	$12.54	0.02	(2.56)	(2.54)	(0.10)	—	(0.10)	$9.90
Institutional Shares
9/30/2019	$15.03	0.20	0.10	0.30	(0.08)	—	(0.08)	$15.25
9/30/2018	$15.50	0.14	(0.53)	(0.39)	(0.08)	—	(0.08)	$15.03
9/30/2017	$12.65	0.08	2.86	2.94	(0.09)	—	(0.09)	$15.50
9/30/2016(14)	$9.83	0.03	2.79	2.82	—	—	—	$12.65
9/30/2015	$12.52	0.02	(2.53)	(2.51)	(0.18)	—	(0.18)	$9.83

Footnotes are presented on Pages 101-102.

The accompanying notes are an integral part of the financial statements.

98	Artisan Partners Funds

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Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
SMALL CAP FUND
Investor Shares
9/30/2019	2.02%	$611,745	1.20%	n/a	(0.88)%	47.32%
9/30/2018	34.71%	$495,803	1.20%	n/a	(0.90)%	43.85%
9/30/2017	13.56%	$461,398	1.21%	n/a	(0.96)%	35.37%
9/30/2016	15.27%	$764,298	1.25%	n/a	(1.00)%	27.00%
9/30/2015	6.69%	$863,536	1.23%	n/a	(1.01)%	45.31%
Advisor Shares
9/30/2019	2.16%	$589,147	1.08%	n/a	(0.77)%	47.32%
9/30/2018	34.89%	$495,650	1.06%	n/a	(0.75)%	43.85%
9/30/2017(13)	15.05%	$324,762	1.12%	n/a	(0.86)%	35.37%
Institutional Shares
9/30/2019	2.25%	$636,076	0.99%	n/a	(0.69)%	47.32%
9/30/2018	34.94%	$814,426	1.01%	n/a	(0.70)%	43.85%
9/30/2017	13.81%	$497,931	1.01%	n/a	(0.75)%	35.37%
9/30/2016	15.51%	$518,224	1.01%	n/a	(0.76)%	27.00%
9/30/2015	6.96%	$389,724	1.02%	n/a	(0.79)%	45.31%
SUSTAINABLE EMERGING MARKETS FUND
Investor Shares
9/30/2019	1.91%	$45,717	1.35%	1.93%	1.19%	30.58%
9/30/2018	(2.70)%	$49,562	1.41%*	1.78%	0.89%	35.24%
9/30/2017	23.47%	$42,429	1.50%	2.19%	0.61%	26.22%
9/30/2016(14)	28.79%	$30,135	0.94%	1.85%	1.68%	45.79%
9/30/2015	(20.44)%	$22,842	1.50%	1.79%	0.16%	28.03%
Institutional Shares
9/30/2019	2.04%	$6,315	1.20%	2.47%	1.34%	30.58%
9/30/2018	(2.57)%	$5,842	1.33%*	2.00%	0.87%	35.24%
9/30/2017	23.47%	$8,709	1.50%	2.23%	0.57%	26.22%
9/30/2016(14)	28.69%	$6,555	1.26%	1.79%	0.29%	45.79%
9/30/2015	(20.43)%	$27,961	1.36%	n/a	0.16%	28.03%

Footnotes are presented on Pages 101-102.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights – For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
THEMATIC FUND
Investor Shares
9/30/2019	$14.39	(0.01)	1.70	1.69	— (5)	(0.45)	(0.45)	$15.63
9/30/2018	$11.79	(0.04)	3.82	3.78	—	(1.18)	(1.18)	$14.39
9/30/2017(16)	$10.00	(0.02)	1.81	1.79	—	—	—	$11.79
Advisor Shares
9/30/2019	$14.39	0.01	1.71	1.72	—	(0.45)	(0.45)	$15.66
9/30/2018(17)	$13.82	— (5)	0.57	0.57	—	—	—	$14.39
VALUE FUND
Investor Shares
9/30/2019	$15.10	0.11	(0.56)	(0.45)	(0.10)	(1.67)	(1.77)	$12.88
9/30/2018	$15.25	0.11	1.19	1.30	(0.05)	(1.40)	(1.45)	$15.10
9/30/2017	$13.10	0.07	2.17	2.24	(0.09)	—	(0.09)	$15.25
9/30/2016	$11.56	0.09	2.61	2.70	(0.06)	(1.10)	(1.16)	$13.10
9/30/2015	$14.14	0.11	(1.66)	(1.55)	(0.11)	(0.92)	(1.03)	$11.56
Advisor Shares
9/30/2019	$15.04	0.13	(0.55)	(0.42)	(0.12)	(1.67)	(1.79)	$12.83
9/30/2018	$15.22	0.12	1.19	1.31	(0.09)	(1.40)	(1.49)	$15.04
9/30/2017	$13.05	0.10	2.15	2.25	(0.08)	—	(0.08)	$15.22
9/30/2016	$11.57	0.10	2.61	2.71	(0.13)	(1.10)	(1.23)	$13.05
9/30/2015(9)	$13.41	0.07	(1.91)	(1.84)	—	—	—	$11.57
Institutional Shares
9/30/2019	$15.08	0.14	(0.56)	(0.42)	(0.13)	(1.67)	(1.80)	$12.86
9/30/2018	$15.26	0.14	1.19	1.33	(0.11)	(1.40)	(1.51)	$15.08
9/30/2017	$13.09	0.12	2.15	2.27	(0.10)	—	(0.10)	$15.26
9/30/2016	$11.60	0.11	2.61	2.72	(0.13)	(1.10)	(1.23)	$13.09
9/30/2015	$14.19	0.14	(1.66)	(1.52)	(0.15)	(0.92)	(1.07)	$11.60

Footnotes are presented on Pages 101-102.

The accompanying notes are an integral part of the financial statements.

100	Artisan Partners Funds

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Financial Highlights – continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)		Ratio of Expenses to Average Net Assets Excluding Waivers(3)		Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
THEMATIC FUND
Investor Shares
9/30/2019	12.35%	$170,186	1.37%		n/a		(0.07)%	368.38%
9/30/2018	34.31%	$79,673	1.51	%(15)	1.70	%(15)	(0.27)%	355.37%
9/30/2017(16)	18.00%	$15,293	1.52	%(15)	2.70	%(15)	(0.49)%	170.19%
Advisor Shares
9/30/2019	12.49%	$521,293	1.17%		n/a		0.04%	368.38%
9/30/2018(17)	4.12%	$38,135	1.40	%(15)	2.74	%(15)	0.16%	355.37%
VALUE FUND
Investor Shares
9/30/2019	(1.80)%	$131,134	1.06%		n/a		0.87%	28.36%
9/30/2018	9.32%	$184,869	1.01%		n/a		0.72%	24.53%
9/30/2017	17.16%	$216,981	1.01%		n/a		0.50%	44.17%
9/30/2016	24.64%	$457,969	0.96%		n/a		0.75%	52.05%
9/30/2015	(11.90)%	$341,852	1.00%		n/a		0.78%	74.07%
Advisor Shares
9/30/2019	(1.59)%	$108,557	0.88%		0.93%		1.06%	28.36%
9/30/2018	9.43%	$130,949	0.88%		0.89%		0.83%	24.53%
9/30/2017	17.37%	$181,340	0.85%		n/a		0.71%	44.17%
9/30/2016	24.73%	$251,643	0.84%		n/a		0.89%	52.05%
9/30/2015(9)	(13.72)%	$466,702	0.86%		n/a		1.12%	74.07%
Institutional Shares
9/30/2019	(1.57)%	$168,607	0.84%		n/a		1.09%	28.36%
9/30/2018	9.56%	$184,908	0.80%		n/a		0.94%	24.53%
9/30/2017	17.46%	$253,869	0.80%		n/a		0.82%	44.17%
9/30/2016	24.78%	$98,001	0.77%		n/a		0.95%	52.05%
9/30/2015	(11.69)%	$180,143	0.75%		n/a		1.07%	74.07%

*	Expense limit from October 1, 2017 to February 20, 2018 was 1.50%. Expense limit was lowered effective February 21, 2018 to 1.35% for Investor Shares and 1.20% for Institutional Shares.
(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)	Includes the effect of expenses waived or paid by the Adviser, if applicable.
(5)	Amount is between $0.005 and $(0.005) per share.
(6)	For the period from commencement of operations (June 29, 2015) through September 30, 2015.
(7)	For the period from commencement of operations (August 21, 2017) through September 30, 2017.
(8)	For the period from commencement of operations (October 15, 2015) through September 30, 2016.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights – For a share outstanding throughout each period

(9)	For the period from commencement of operations (April 1, 2015) through September 30, 2015.
(10)	For the period from commencement of operations (October 3, 2016) through September 30, 2017.
(11)	For the period from commencement of operations (December 5, 2018) through September 30, 2019.
(12)	For the period from commencement of operations (April 12, 2016) through September 30, 2016.
(13)	For the period from commencement of operations (February 1, 2017) through September 30, 2017.
(14)	In the fiscal year ended September 30, 2016, Sustainable Emerging Markets Fund recognized a non-recurring reimbursement from the Fund’s former custodian of approximately $172,000 in connection with certain out-of-pocket expenses the custodian charged the Fund between 1998 and 2015. The reimbursement represented 0.5% of the Fund’s net assets of September 30, 2016. The impact of the reimbursement is as follows for the September 30, 2016 Net Investment Income per share, Total Return, Ratio of Expenses to Average Net Assets, Ratio of Expenses to Average Net Assets Excluding Waivers and Ratio of Net Investment Income to Average Net Assets:

	Impact On Net Investment Income	Impact On Total Return	Impact On Ratio of Expenses to Average Net Assets	Impact On Ratio of Expenses to Average Net Assets Excluding Waivers	Impact On Ratio of Net Investment Income to Average Net Assets
Sustainable Emerging Markets Fund
Investor Shares	$0.07	0.61%	(0.56)%	(0.56)%	0.56%
Institutional Shares	$0.03	0.61%	(0.24)%	(0.25)%	0.24%

(15)	Includes interest expense and dividend payments for securities sold short. The ratios excluding such expenses are listed below. Refer to 2(m) in Notes to Financial Statements for additional information.

	Ratio of Expenses to Average Net Assets@ (annualized)	Ratio of Expenses to Average Net Assets Excluding Waivers (annualized)
THEMATIC FUND
Investor Shares
9/30/2018	1.50%	1.69%
9/30/2017#	1.50%	2.69%
Advisor Shares
9/30/2018&	1.40%	2.74%

@	Includes the effect of expenses waived or paid by the Adviser, if applicable.
#	For the period from commencement of operations (April 24, 2017) through September 30, 2017.
&	For the period from commencement of operations (July 31, 2018) through September 30, 2018.
(16)	For the period from commencement of operations (April 24, 2017) through September 30, 2017.
(17)	For the period from commencement of operations (July 31, 2018) through September 30, 2018.

The accompanying notes are an integral part of the financial statements.

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Notes to Financial Statements – September 30, 2019

(1)	Organization:

Artisan Partners Funds, Inc. (“Artisan Partners Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2019, Artisan Partners Funds is a series company comprised of fifteen series and follows specialized accounting and reporting under FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following funds (each a “Fund” and collectively the “Funds”) are included in this report:

Fund Name	Investor Shares Inception Date	Advisor Shares Inception Date	Institutional Shares Inception Date
Artisan Developing World Fund (“Developing World Fund”)	June 29, 2015	June 29, 2015	June 29, 2015
Artisan Global Discovery Fund (“Global Discovery Fund”)	August 21, 2017	N/A	N/A
Artisan Global Equity Fund (“Global Equity Fund”)	March 29, 2010	N/A	October 15, 2015
Artisan Global Opportunities Fund (“Global Opportunities Fund”)	September 22, 2008	April 1, 2015	July 26, 2011
Artisan Global Value Fund (“Global Value Fund”)	December 10, 2007	April 1, 2015	July 17, 2012
Artisan High Income Fund (“High Income Fund”)	March 19, 2014	March 19, 2014	October 3, 2016
Artisan International Fund (“International Fund”)	December 28, 1995	April 1, 2015	July 1, 1997
Artisan International Small-Mid Fund* (“International Small-Mid Fund”)	December 21, 2001	December 4, 2018	April 12, 2016
Artisan International Value Fund (“International Value Fund”)	September 23, 2002	April 1, 2015	October 1, 2006
Artisan Mid Cap Fund (“Mid Cap Fund”)	June 27, 1997	April 1, 2015	July 1, 2000
Artisan Mid Cap Value Fund (“Mid Cap Value Fund”)	March 28, 2001	April 1, 2015	February 1, 2012
Artisan Small Cap Fund (“Small Cap Fund”)	March 28, 1995	February 1, 2017	May 7, 2012
Artisan Sustainable Emerging Markets Fund** (“Sustainable Emerging Markets Fund”)	June 2, 2008	N/A	June 26, 2006
Artisan Thematic Fund (“Thematic Fund”)	April 24, 2017	July 31, 2018	N/A
Artisan Value Fund (“Value Fund”)	March 27, 2006	April 1, 2015	July 26, 2011

*	Effective December 4, 2018, Artisan International Small Cap Fund changed its name to Artisan International Small-Mid Fund.
**	Effective April 1, 2019, Artisan Emerging Markets Fund changed its name to Artisan Sustainable Emerging Markets Fund.

Each Fund is an open-end, diversified mutual fund except Thematic Fund, which is an open-end, non-diversified mutual fund. The investment objective of each Fund (except Developing World Fund, High Income Fund and Thematic Fund) is to seek maximum long- term capital growth. Developing World Fund’s investment objective is to seek long-term capital appreciation. High Income Fund’s investment objective is to seek to provide total return through a combination of current income and capital appreciation. Thematic Fund’s investment objective is to seek maximum long-term capital appreciation. Each Fund has offered shares of capital stock of the classes designated Investor Shares, Advisor Shares and Institutional Shares, as applicable, since the inception dates listed above. Advisor Shares of the Funds are generally available for investment only by employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and other investors

Artisan Partners Funds	103

NOTES TO FINANCIAL STATEMENTS

that meet the minimum investment requirements. Institutional Shares are designed for certain employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and institutional and other investors who are able to meet the minimum investment requirements.

Each class of shares has equal rights with respect to portfolio assets and voting privileges with respect to the Fund in general. Each class of shares has exclusive voting rights with respect to any matters involving only that class. The classes of a Fund pay pro rata the costs of management of that Fund’s portfolio, including the management fee. Each class of a Fund bears the cost of its own transfer agency and shareholder servicing arrangements, and any other class-specific expenses, which will result in differing expenses by class. Because of the different expenses, the Advisor Shares or Institutional Shares of a Fund typically will have a lower expense ratio and correspondingly higher total return than the Investor Shares of the same Fund.

The investment adviser for each Fund is Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”). Artisan Holdings is a limited partnership under the laws of Delaware whose sole general partner is Artisan Partners Asset Management Inc., a publicly traded Delaware corporation.

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of the Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles (“US GAAP”).

(a)

Valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most

104	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security if market quotations are not readily available. Exchange traded option contracts were valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts were valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Shares of open-end investment companies were valued at the latest net asset value reported by the investment company.

Fixed income securities were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

Securities or other assets for which market quotations were not readily available were valued by the Funds’ valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of the board of directors of the Funds. A market quotation was considered to be not readily available, and a Fund therefore used fair value pricing, if, among other things, there were no quotations, pricing data was not provided by an approved pricing vendor, the valuation committee believed that the quotation, price or market value resulting from the Funds’ valuation procedures did not reflect a fair value of the security or asset, or the value of the security or asset might have been materially affected by events occurring after the close of the market in which the security or asset was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event could include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, ETFs or other financial instruments in the U.S. or other markets. The Funds monitored for subsequent events using several tools. In fair valuing non-U.S. equity securities and equity-linked securities, the Funds have used adjustment factors provided by a third party research service when there were subsequent events or expected or unexpected market closures. The third party research service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair values utilized by the Funds as described above could differ in the future from the value realized on the sale of those securities or assets and the differences could be material to the NAV of the applicable Fund.

(b)

Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from

Artisan Partners Funds	105

NOTES TO FINANCIAL STATEMENTS

the sale of investment securities. The Funds utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds have analyzed the tax positions taken on federal income tax returns for all remaining open tax years (fiscal years 2016 through 2019) and have concluded that, as of September 30, 2019, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and Wisconsin Department of Revenue.

As of and during the year ended September 30, 2019, the Funds did not have any liabilities for unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended September 30, 2019, the Funds did not incur any material interest or penalties.

The Funds are subject to taxes imposed on foreign dividend income and realized and unrealized gains on securities traded in certain foreign countries in which the Funds invest. Withholding taxes on foreign dividends have been accrued based on the Funds’ understanding of the applicable country’s tax rules and rates. ’The foreign tax imposed on realized and unrealized gains, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments“, as applicable, on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

(c)

Portfolio transactions – For financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with US GAAP. Net realized gains and losses on securities were computed on specific security lot identification.

(d)

Restricted securities – The Funds may invest in securities that are subject to restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the footnotes to each Fund’s Schedule of Investments.

(e)

Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for foreign taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using the current spot market rate of exchange on the date of such transactions. The portion of security gains or losses resulting from

106	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into foreign currency spot contracts and foreign currency forward contracts. Foreign currency spot contracts are typically used to facilitate the purchase and sale of non-U.S. securities and generally settle within three business days. Foreign currency forward contracts are typically used to hedge against foreign currency exchange rate risks, which the Funds may face as a result of direct or indirect exposure to particular currencies (including through U.S. dollar denominated depositary receipts and equity-linked securities). The Funds could be exposed to loss if the counterparties fail to perform under these contracts. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value and unrealized gains and losses on foreign currency forward contracts are presented separately on the Statements of Assets and Liabilities. Realized and unrealized gains and losses were reported as foreign currency related transactions and are recorded in the Statements of Operations. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss.

As of September 30, 2019, Global Value Fund, International Value Fund and Thematic Fund had outstanding foreign currency forward contracts, as shown on the Schedules of Investments. Foreign currency spot contracts are not separately disclosed on the Schedules of Investments but are included in other assets less liabilities.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized on the difference between the amounts of dividends and foreign taxes accrued on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(f)

Depositary receipts – Each Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(g)

Equity-linked securities – Developing World Fund, Global Discovery Fund, Global Equity Fund, Global Opportunities Fund, Global Value Fund, International Fund, International Small-Mid Fund, International Value Fund, Sustainable Emerging Markets Fund, Thematic Fund and Value Fund may invest in equity-linked securities. Equity-linked securities are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked security typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no off-balance sheet risk associated with equity-linked securities and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction.

(h)

Use of estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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NOTES TO FINANCIAL STATEMENTS

(i)

Indemnifications – Artisan Partners Funds indemnifies its officers and directors for certain liabilities that may arise from the performance of their duties to Artisan Partners Funds. In the normal course of business, the Funds may also enter into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. A Fund’s maximum exposure under such arrangements is unknown. As of September 30, 2019, no claim has been made for indemnification pursuant to any such agreement of the Funds.

(j)

When-Issued/Delayed Delivery Securities – Each Fund may purchase or sell when- issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When a Fund enters into a purchase transaction on a when-issued or delayed delivery basis, the Fund will segregate liquid assets in an amount at least equal in value to the Fund’s commitments to purchase such securities. Purchasing securities on a when issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

(k)

Unfunded Commitments – Pursuant to the terms of certain term loan agreements, High Income Fund is obligated to fund term loan commitments at the borrower’s discretion. High Income Fund reserves against such contingent obligations by segregating liquid assets. Unfunded commitments were recorded at market value and unrealized gains and losses are presented separately on the Statement of Assets and Liabilities.

(l)

Redemption Fees – Artisan High Income Fund generally imposes a 2% redemption fee on the redemption or exchange of shares owned for 90 days or less. Redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. The Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including, but not limited to, when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short-term trading. The Fund waived the redemption fee for shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Fund’s prospectus.

(m)

Securities Sold Short – The Funds may sell securities short or maintain a short position in anticipation of the decline in the market value of a particular security (a short sale), including securities that the Funds do not own. To complete a short sale, the Funds must borrow the security to make delivery to the buyer. The Funds are required to pay the lender any dividends or interest on the security, which accrues during the period of the loan.

In order to terminate the short sale, the Fund that borrowed the security is obligated to return the security borrowed by purchasing it at market price at the time of termination. The price of the security at termination may differ from the price at which the security was sold. The Fund will incur a loss, as a result of the short sale, if

108	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

the price of the security increases between the date of the short sale and when the Fund terminates the short sale. This loss may be unlimited. The Fund will realize a gain if the security declines in price between those dates. The gain is limited to the price at which the Fund sold the security short. The amount of any economic gain will be decreased, and the amount of any economic loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.

The Funds may reinvest short sale proceeds. Because the Funds may invest the proceeds of a short sale, the effect of short selling is similar to the effect of leverage. Each Fund generally must segregate cash or other liquid assets for the benefit of its counterparty to secure its obligation to purchase the security, so that the total of the amounts segregated is equal to the market value of the securities sold short. The Funds incur expenses as a result of executing short sales.

During the year ended September 30, 2019, no Funds engaged in short sales.

(n)

Other – Dividend income less foreign taxes accrued or withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Funds on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to the Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were also used, depending on the nature of the expense item. Income and expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class, respectively.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

(3)	Risks:

Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and equity-linked securities) and to securities of issuers with significant

Artisan Partners Funds	109

NOTES TO FINANCIAL STATEMENTS

exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

The values of debt securities change in response to various factors, including, for example, market related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. In general, the values of debt securities fall in response to increases in interest rates. The value of a security with a longer duration will generally be more sensitive to changes in interest rates than a similar security with a shorter duration. As a result, changes in interest rates in the U.S. and outside the U.S. may affect the Fund’s debt investments unfavorably. Given the low interest rate environment, risks associated with rising rates are heightened. If interest rates rise, repayments of principal on certain debt securities, including loans, may occur at a slower rate than expected and the expected length of repayment of those securities could increase as a result.

An issuer or counterparty may fail to pay its obligations to a Fund when they are due. Financial strength and solvency (or the perceived financial strength or solvency) of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument of an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower quality debt, including loans, tend to be particularly sensitive to these changes.

Debt securities in which a Fund invests may be rated below investment grade by the major rating agencies, or may be unrated securities that are determined by the Adviser to be of

110	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

comparable quality. Debt securities of below investment grade quality are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of junk bonds generally, and less secondary market liquidity. This potential lack of liquidity may make it more difficult for the Fund to accurately value these securities.

Investments in loans are generally subject to the same risks as investments in other types of debt obligations, including, among others, the credit risk of nonpayment of principal and interest. In addition, in many cases loans are subject to the risks associated with below investment grade securities. High Income Fund may invest in loans made in connection with highly leveraged transactions, which are subject to greater credit and liquidity risks than other types of loans. Although the loans in which High Income Fund invests may be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, High Income Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan or could recover nothing of what it is owed on the loan. Uncollateralized (i.e., non-secured) loans are subject to greater risk of loss (i.e., nonpayment) in the event of default than secured loans since they do not afford the Fund recourse to collateral. Investments in loans may be difficult to value and may be illiquid, including due to legal or contractual restrictions on resale. Transactions in many loans settle on a delayed basis, and High Income Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments until a substantial period after the sale of the loans. It is unclear whether the protections of the securities laws against fraud and misrepresentation extend to certain loans and other forms of direct indebtedness.

As a non-diversified fund, Thematic Fund may invest a larger portion of its assets in securities of a smaller number of issues than a diversified fund, which means a single issuer’s performance may affect Fund performance more than if the Fund were invested in a larger number of issuers.

See the Funds’ prospectus and statement of additional information regarding the risks of investing in shares of the Funds.

(4)	Fair value measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in

Artisan Partners Funds	111

NOTES TO FINANCIAL STATEMENTS

pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets are found in Note 2(a). A description of the fair value leveling techniques are described below:

Equity securities, ETFs, investment companies, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, equity-linked securities, foreign currency forward contracts, foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, are generally categorized as Level 2. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of September 30, 2019 (in thousands):

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Developing World
Common Stocks(1)
Developed Markets	$819,139	$-	$-	$819,139
Emerging Asia	1,200,074	64,657	-	1,264,731
Europe, Middle East & Africa	107,339	-	-	107,339
Latin America	312,904	-	-	312,904
Investment Companies	124,088	-	-	124,088
Total Investments	$2,563,544	$64,657	$-	$2,628,201

112	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Global Discovery
Common Stocks(1)
Americas	$59,909	$-	$-	$59,909
Emerging Markets	4,937	-	-	4,937
Europe	28,613	-	-	28,613
Pacific Basin	6,464	-	-	6,464
Investment Companies	7,091	-	-	7,091
Total Investments	$107,014	$-	$-	$107,014
Global Equity
Common Stocks(1)
Americas	$126,071	$-	$-	$126,071
Emerging Markets	12,228	-	-	12,228
Europe	91,927	-	-	91,927
Pacific Basin	17,270	-	-	17,270
Investment Companies	6,280	-	-	6,280
Total Investments	$253,776	$-	$-	$253,776
Global Opportunities
Common Stocks(1)
Americas	$1,846,625	$-	$-	$1,846,625
Emerging Markets	195,346	-	-	195,346
Europe	870,881	-	-	870,881
Pacific Basin	267,346	-	-	267,346
Investment Companies	205,917	-	-	205,917
Total Investments	$3,386,115	$-	$-	$3,386,115
Global Value
Common Stocks(1)
Americas	$1,655,646	$-	$-	$1,655,646
Emerging Markets	326,810	-	-	326,810
Europe	891,591	-	-	891,591
Investment Companies	184,017	-	-	184,017
Total Investments	3,058,064	-	-	3,058,064
Foreign Currency Forward Contracts(2)	-	2,634	-	2,634
Total	$3,058,064	$2,634	$-	$3,060,698

Artisan Partners Funds	113

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total

High Income
Corporate Bonds(1)	$-	$2,422,660	$-		$2,422,660
Loan Participations(1)	-	1,087,088	-		1,087,088
Preferred Stocks(1)	-	2,543	322		2,865
Common Stock(1)	-	372	-		372
Corporate Bond Escrow(1)	-	-	-	(4)	-
Investment Companies	213,182	-	-		213,182
Total Investments	213,182	3,512,663	322		3,726,167
Futures(2)	1,997	-	-		1,997
Total	$215,179	$3,512,663	$322		$3,728,164
International
Common Stocks and Equity-Linked Security(1)
Americas	$1,527,228	$-	$-		$1,527,228
Emerging Markets	850,332	-	-		850,332
Europe	6,733,998	202,567	-		6,936,565
Middle East	64,291	-	-		64,291
Pacific Basin	839,634	-	-		839,634
Investment Companies	321,135	-	-		321,135
Total Investments	$10,336,618	$202,567	$-		$10,539,185
International Small-Mid
Common Stocks(1)
Americas	$198,224	$-	$-		$198,224
Emerging Markets	59,203	-	-		59,203
Europe	586,271	-	-		586,271
Middle East	58,795	6,255	-		65,050
Pacific Basin	271,801	-	-		271,801
Investment Companies	40,161	-	-		40,161
Total Investments	$1,214,455	$6,255	$-		$1,220,710
International Value
Common Stocks(1)
Americas	$1,469,499	$-	$-		$1,469,499
Emerging Markets	2,631,657	-	-		2,631,657
Europe	7,961,195	-	-		7,961,195
Pacific Basin	83,169	-	-		83,169
Investment Companies	1,991,731	-	-		1,991,731
Total Investments	14,137,251	-	-		14,137,251
Foreign Currency Forward Contracts(2)	-	18,276	-		18,276
Total	$14,137,251	$18,276	$-		$14,155,527

114	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputsv	Level 3 - Significant Unobservable Inputs		Total

Mid Cap
Common Stocks(1)	$4,894,682	$-	$-		$4,894,682
Investment Companies	165,298	-	-		165,298
Total Investments	$5,059,980	$-	$-		$5,059,980
Mid Cap Value
Common Stocks(1)	$2,170,655	$-	$-		$2,170,655
Investment Companies	96,996	-	-		96,996
Total Investments	$2,267,651	$-	$-		$2,267,651
Small Cap
Common Stocks(1)	$1,767,030	$-	$-		$1,767,030
Investment Companies	74,434	-	-		74,434
Total Investments	$1,841,464	$-	$-		$1,841,464
Sustainable Emerging Markets
Common Stocks(1)
Developed Markets	$2,005	$-	$-		$2,005
Emerging Asia	24,483	5,879	-	(3)	30,362
Europe, Middle East & Africa	9,807	-	-		9,807
Latin America	9,007	-	-		9,007
Investment Companies	360	-	-		360
Total Investments	$45,662	$5,879	$-		$51,541
Thematic
Common Stocks(1)	$602,183	$-	$-		$602,183
Options Purchased	943	-	-		943
Investment Companies	86,090	-	-		86,090
Total Investments	689,216	-	-		689,216
Foreign Currency Forward Contracts(2)	-	548	-		548
Total	$689,216	$548	$-		$689,764
Value
Common Stocks(1)	$396,462	$-	$-		$396,462
Investment Companies	15,058	-	-		15,058
Total Investments	$411,520	$-	$-		$411,520

(1)See the Fund’s Schedule of Investments for industry or country classifications.

(2)Foreign currency forward contracts are valued at unrealized appreciation (depreciation).

(3)Common stock, valued at $0.

(4)Corporate bond escrow, valued at $0.

Artisan Partners Funds	115

NOTES TO FINANCIAL STATEMENTS

Information about Level 3 fair value measurements (dollar values in thousands):

Assets	Fair Value at September 30, 2019		Unobservable Input(s)	Impact to Fair Value from an Increase in Input
High Income Fund
Corporate Bond Escrow	$-		Last quote in inactive market less 100% discount	N/A
Preferred Stock	$322	(1)	Enterprise value, volatility, 25% discount	Increase (enterprise value, volatility), decrease (discount)
Sustainable Emerging Markets Fund
Common Stock	$-		Last quote in inactive market less 100% discount	N/A
(1)In estimating the fair value, management used a Black Scholes option pricing model. Management has also adjusted the value to reflect illiquidity and non-transferability of assets.

As of September 30, 2019, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	High Income Fund		Sustainable Emerging Markets Fund		Thematic Fund
Balance as of September 30, 2018	$4,308	(1)	$-	(1)	$639
Transfers into Level 3	-		-		-
Net change in unrealized appreciation (depreciation)	(3,986)		-		-
Purchases	-		-		-
Sales	-		-		(639)
Realized Gain/Loss	-		-		-
Transfers out of Level 3	-		-		-

Balance as of September 30, 2019	$322	(1)	$-	(1)	$-

Net change in unrealized appreciation (depreciation) for investments held as of September 30, 2019	$(3,986)		$-		$-

(1)Includes one or more securities valued at $0.

(5)	Transfer agent and authorized agent fees:

Each Fund paid fees to, and reimbursed certain expenses of, the Funds’ transfer agent during the period. In addition, the Funds have authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders on the Funds’ behalf. Some authorized agents charge a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. Generally, the fee was either a per account charge based on the number of accounts to which the authorized agent provided such services, or was a percentage of the average value of Fund shares held in such

116	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

accounts. For Investor Shares and Advisor Shares, each Fund paid all or a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. The balance of the fees incurred during the period was paid by the Adviser at its own expense. Institutional Shares of the Funds do not pay fees to intermediaries in connection with recordkeeping, transaction processing for shareholders’ accounts or any other services that an intermediary may provide to its clients. The Funds’ expenses incurred for services provided by authorized agents are included in “Transfer agent fees” in the Statements of Operations. The table below shows the fees and expenses to the Funds’ transfer agent and the fees to authorized agents incurred by each class of each Fund during the year ended September 30, 2019 (in thousands):

	Year Ended 9/30/2019
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Artisan Developing World Fund - Investor Shares	$45	$729	$774
Artisan Developing World Fund - Advisor Shares	40	1,067	1,107
Artisan Developing World Fund - Institutional Shares	38	-	38
Artisan Global Discovery Fund - Investor Shares	36	111	147
Artisan Global Equity Fund - Investor Shares	46	233	279
Artisan Global Equity Fund - Institutional Shares	33	-	33
Artisan Global Opportunities Fund - Investor Shares	79	2,400	2,479
Artisan Global Opportunities Fund - Advisor Shares	38	441	479
Artisan Global Opportunities Fund - Institutional Shares	39	-	39
Artisan Global Value Fund - Investor Shares	71	1,295	1,366
Artisan Global Value Fund - Advisor Shares	38	532	570
Artisan Global Value Fund - Institutional Shares	40	-	40
Artisan High Income Fund - Investor Shares	47	2,555	2,602
Artisan High Income Fund - Advisor Shares	50	1,733	1,783
Artisan High Income Fund - Institutional Shares	39	-	39
Artisan International Fund - Investor Shares	310	8,978	9,288
Artisan International Fund - Advisor Shares	42	1,601	1,643
Artisan International Fund - Institutional Shares	53	-	53
Artisan International Small-Mid Fund - Investor Shares	63	355	418
Artisan International Small-Mid Fund - Advisor Shares(1)	30	142	172
Artisan International Small-Mid Fund - Institutional Shares	35	-	35
Artisan International Value Fund - Investor Shares	123	6,687	6,810
Artisan International Value Fund - Advisor Shares	51	3,474	3,525
Artisan International Value Fund - Institutional Shares	49	-	49
Artisan Mid Cap Fund - Investor Shares	144	3,710	3,854
Artisan Mid Cap Fund - Advisor Shares	39	394	433

Artisan Partners Funds	117

NOTES TO FINANCIAL STATEMENTS

	Year Ended 9/30/2019
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Artisan Mid Cap Fund - Institutional Shares	$56	$-	$56
Artisan Mid Cap Value Fund - Investor Shares	146	2,016	2,162
Artisan Mid Cap Value Fund - Advisor Shares	44	483	527
Artisan Mid Cap Value Fund - Institutional Shares	39	-	39
Artisan Small Cap Fund - Investor Shares	118	1,066	1,184
Artisan Small Cap Fund - Advisor Shares	36	429	465
Artisan Small Cap Fund - Institutional Shares	37	-	37
Artisan Sustainable Emerging Markets Fund - Investor Shares	36	115	151
Artisan Sustainable Emerging Markets Fund - Institutional Shares	34	-	34
Artisan Thematic Fund - Investor Shares	40	360	400
Artisan Thematic Fund - Advisor Shares	37	194	231
Artisan Value Fund - Investor Shares	57	306	363
Artisan Value Fund - Advisor Shares	36	85	121
Artisan Value Fund - Institutional Shares	36	-	36

(1)For the period from commencement of operations (December 4, 2018) through September 30, 2019.

(6)	Derivative Transactions:

A Fund may invest in derivatives for any purpose consistent with its investment objective and guidelines, as set forth in its then-current prospectus and statement of additional information including, without limitation, to improve expected risk-adjusted returns, to reduce exposure to certain risks, for hedging purposes and to obtain economic exposure to certain issuers.

Foreign Currency Forward Contracts

Foreign currency forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and at a price set at the time of the contract. Forward contracts usually are entered into with banks and broker-dealers and are not exchange traded.

Forward currency transactions may involve currencies of the different countries to which a Fund may have exposure and serve as hedges against possible variations in the exchange rate between these currencies. Forward currency transactions may be used for transaction hedging and portfolio hedging involving either specific transactions or portfolio positions (including positions obtained through, among other instruments, participation certificates and depositary receipts that may be denominated in U.S. dollars or foreign currencies). A Fund may not engage in speculative currency exchange transactions. Global Value Fund, International Value Fund and Thematic Fund each used foreign currency contracts for hedging currency exposure during the year ended September 30, 2019.

118	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency. The Fund will earmark or segregate liquid assets to cover any unrealized losses.

Futures Transactions

A Fund may invest in futures contracts for hedging, risk management or portfolio management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. High Income Fund used futures contracts to manage duration exposure during the year ended September 30, 2019.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or money at a specified time and price. To the extent it uses futures contracts, a Fund will be required to deposit margin and other assets with its futures clearing brokers, shown as due from broker in the Statements of Assets and Liabilities.

There are risks associated with a Fund’s transactions in futures contracts, including that the success of an investment strategy may depend on the ability of the Fund’s portfolio managers to predict movements in the prices of individual securities, fluctuations in markets and movement in interest rates.

When a Fund invests in futures contracts, it will cover its position by earmarking or segregating an amount of liquid assets equal to the market value of the futures positions held less margin deposits, and that amount will be marked-to-market on a daily basis.

Options Transactions

A Fund may purchase and write (sell) put options and call options on securities or indexes.

An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from or sell to the seller of the option the security underlying the option at a specified exercise price at any time during the term of the option. Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments in securities, at value and written options, at value, respectively, in the Statements of Assets and Liabilities. When a Fund writes options, it will cover its obligation by earmarking or segregating liquid assets.

If a written option expires, a Fund realizes a gain equal to the premium received at the time the option was written. If a purchased option expires, the Fund realizes a loss equal to the premium paid. A Fund will realize a gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or if it is more, the Fund will realize a loss. If the premium received from writing a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a gain, or if it is less, the Fund will realize a loss. Realized gain or loss on options purchased and options

Artisan Partners Funds	119

NOTES TO FINANCIAL STATEMENTS

written are included in net realized gain (loss) on investments and net realized gain (loss) on written options, respectively, in the Statements of Operations. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

There are risks associated with a Fund investing in options contracts including significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. During the year ended September 30, 2019, Thematic Fund used options transactions to magnify alpha and minimize downside market risk.

The fair value of derivative instruments as reported in the Statements of Assets and Liabilities as of September 30, 2019 was as follows (in thousands):

Fund	Risk Exposure Category	Derivative Instrument	Statements of Assets and Liabilities Location	Value
Global Value	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	$3,286
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	$(652)
High Income	Interest rate	Futures contracts	Due from broker Receivable for variation margin on futures contracts	$2,812 124
International Value	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	$20,882
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	$(2,606)
Thematic	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	$1,063
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	$(515)
	Equity	Options purchased	Investments in securities, unaffiliated, at value	$943

The effect of derivative instruments in the amount of realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on the Statements of Operations for the year ended September 30, 2019 was as follows (in thousands):

Fund	Risk Exposure Category	Derivative Instrument	Statements of Operations Location	Net Realized Gain (Loss)	Statements of Operations Location	Unrealized Appreciation (Depreciation)
Global Value	Foreign currency	Foreign currency forward contracts	Net realized loss on foreign currency forward contracts	$(1,519)	Net increase in unrealized appreciation or depreciation on foreign currency forward contracts	$2,772
High Income	Interest rate	Futures contracts	Net realized loss on futures contracts	$(15,310)	Net increase in unrealized appreciation or depreciation on futures contracts	$1,580

120	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Risk Exposure Category	Derivative Instrument	Statements of Operations Location	Net Realized Gain (Loss)	Statements of Operations Location	Unrealized Appreciation (Depreciation)
International Value	Foreign currency	Foreign currency forward contracts	Net realized loss on foreign currency forward contracts	$(11,337)	Net increase in unrealized appreciation or depreciation on foreign currency forward contracts	$17,654
Thematic	Foreign currency	Foreign currency forward contracts	Net realized gain on foreign currency forward contracts	$2,980	Net increase in unrealized appreciation or depreciation on foreign currency forward contracts	$473
	Equity	Options purchased	Net realized gain on investments, from unaffiliated issuers	$657	Net decrease in unrealized appreciation or depreciation on investments, from unaffiliated issuers	$(505)
	Equity	Written options contracts	Net realized loss on written options	$(2,175)	Net increase in unrealized appreciation or depreciation on written options	$4

The average monthly amount outstanding for each derivative type as of September 30, 2019 was as follows (dollar value in thousands):

Fund	Derivative Type	Average Monthly Notional Amount
Global Value	Foreign currency forward contracts	$94,379
International Value	Foreign currency forward contracts	$600,969
Thematic	Foreign currency forward contracts	$93,397

Fund	Derivative Type	Average Monthly Notional Amount
High Income	Futures contracts	$144,391

Fund	Derivative Type	Average Monthly Notional Amount
Thematic	Options purchased	$6,773
	Written options contracts	$181

Master Netting Agreements

Each Fund is a party to various master netting agreements. While the terms and conditions of these agreements may vary, all transactions under any such agreement constitute a single contractual relationship. Each party’s obligation to make any payments, deliveries or other transfers in respect of any transaction under such an agreement may be netted against the other party’s obligations under such agreement. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from one party to the other. Exchange traded options and exchange traded futures are not subject to master netting agreements.

Artisan Partners Funds	121

NOTES TO FINANCIAL STATEMENTS

The following tables present information about the offsetting of derivative instruments and collateral amounts (in thousands) for foreign currency forward contracts:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Asset Amounts Presented in Statements of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount (Not Less Than $0)
Global Value	JPMorgan Chase Bank N.A.	$3,286	$(652)	$-	$2,634
International Value	JPMorgan Chase Bank N.A.	20,882	(2,606)	-	18,276
Thematic	JPMorgan Chase Bank N.A.	1,063	(515)	-	548

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Liability Amounts Presented in Statements of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount (Not Less Than $0)
Global Value	JPMorgan Chase Bank N.A.	$652	$(652)	$-	$-
International Value	JPMorgan Chase Bank N.A.	2,606	(2,606)	-	-
Thematic	JPMorgan Chase Bank N.A.	515	(515)	-	-

(7)	Related Party Transactions:

(a)

Investment Advisory Agreement – The Adviser, with which the officers and a director of the Funds are affiliated, provided investment advisory and administrative services to the Funds during the year ended September 30, 2019. In exchange for those services, each Fund paid a monthly management fee to the Adviser as follows:

Developing World Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.050%
$1 billion to $2 billion	1.025
$2 billion to $3.5 billion	1.000
$3.5 billion to $5 billion	0.975
Greater than $5 billion	0.950

Global Discovery Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.975%
$1 billion to $2 billion	0.950
$2 billion to $3.5 billion	0.925
$3.5 billion to $5 billion	0.900
Greater than $5 billion	0.875

122	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Global Equity Fund and Global Value Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $4 billion	0.975
$4 billion to $8 billion	0.950
$8 billion to $12 billion	0.925
Greater than $12 billion	0.900

Global Opportunities Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $4 billion	0.875
$4 billion to $8 billion	0.850
$8 billion to $12 billion	0.825
Greater than $12 billion	0.800

High Income Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.725%
$1 billion to $2 billion	0.700
$2 billion to $3.5 billion	0.675
$3.5 billion to $10 billion	0.650
Greater than $10 billion	0.625

International Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

International Small-Mid Fund (Prior to December 1, 2018):

Average Daily Net Assets	Annual Rate
All	1.250%

International Small-Mid Fund (Effective December 1 , 2018):

Average Daily Net Assets	Annual Rate
Less than $2 billion	1.050%
$2 billion to $3 billion	1.025
$3 billion to $4 billion	1.000
$4 billion to $5 billion	0.975
Greater than $5 billion	0.950

Artisan Partners Funds	123

NOTES TO FINANCIAL STATEMENTS

International Value Fund, Mid Cap Fund, Mid Cap Value Fund, and Small Cap Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

Sustainable Emerging Markets Fund and Thematic Fund

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $2 billion	0.975
$2 billion to $3.5 billion	0.950
$3.5 billion to $5 billion	0.925
Greater than $5 billion	0.900

Value Fund

Average Daily Net Assets	Annual Rate
Less than $50 million	0.800%
$50 million to $100 million	0.760
$100 million to $500 million	0.720
$500 million to $7.5 billion	0.680
Greater than $7.5 billion	0.640

(b)

Expense Waivers and Reimbursements – The Adviser has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to the Adviser) not to exceed the percentages of average daily net assets indicated below. This contract continues through the date shown on the table below at which time Artisan Partners will determine whether to renew, revise or discontinue it. The table below shows the current expense limit as a percent of average daily net assets and amounts waived by the Adviser during the year ended September 30, 2019 (dollar values in thousands):

For the year ended September 30, 2019, no operating expenses were reimbursed by the Adviser. The Funds had no material receivables from or payables to the Adviser at September 30, 2019.

Fund	Expense Limit as a % of Average Daily Net Assets	Management Fees Waived	Continues Through
Artisan Global Discovery Fund - Investor Shares	1.50%	$-	January 31, 2021
Artisan International Small-Mid Fund - Investor Shares(1)	1.50%	-	January 31, 2020
Artisan International Small-Mid Fund - Advisor Shares(1)	1.40%	-	January 31, 2020
Artisan International Small-Mid Fund - Institutional Shares(1)	1.35%	-	January 31, 2020
Artisan Sustainable Emerging Markets Fund - Investor Shares	1.35%	277	January 31, 2021

124	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Expense Limit as a % of Average Daily Net Assets	Expenses Waived	Continues Through
Artisan Sustainable Emerging Markets Fund - Institutional Shares	1.20%	$80	January 31, 2021
Artisan Thematic Fund - Investor Shares	1.50%	-	January 31, 2021
Artisan Thematic Fund - Advisor Shares	1.40%	-	January 31, 2021
Artisan Value Fund - Advisor Shares	0.88%	50	January 31, 2021

(1)Effective December 1, 2018.

(c)

Officers and Directors – The officers and directors of the Funds who are affiliated with the Adviser receive no compensation from the Funds. For the year ended September 30, 2019, directors of the Funds who are not affiliated persons of the Adviser (“independent directors”) received compensation for their services based on an annual fee of $275,000, subject to an additional increase of $10,000 upon commencement of operations of any new series of Artisan Partners Funds and a decrease of $10,000 for any terminated series of Artisan Partners Funds.

In addition, the independent chair and each committee chair receives an annual supplemental retainer as follows:

	Amount
Independent board chair	$85,000	*
Audit committee chair	$45,000
Governance and nominating committee chair	$30,000
Education committee chair	$30,000

* Prior to January 1, 2019, Independent board chair received an annual supplemental retainer of $60,000.

If more than seven in-person meetings or four telephonic meetings are held in a calendar year, each director is paid an additional meeting attendance fee of $5,000 for each such in-person meeting and $1,000 for each such telephonic meeting. These fees were generally allocated to each of the Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter. Additionally, each director is entitled to reimbursement of expenses related to his or her duties as a director of the Funds.

Artisan Partners Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of the Funds as selected by the individual directors. Each Fund purchased shares of the Funds selected for deferral by the directors in amounts equal to their investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of “Other assets” on the Statements of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

(d)

Distribution – Shares of the Funds are offered for sale by Artisan Partners Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds are paid by the Adviser.

Artisan Partners Funds	125

NOTES TO FINANCIAL STATEMENTS

(8)	Line of credit arrangement:

Artisan Partners Funds is party to a line of credit agreement (“The Agreement”) with a syndicate of lenders, led by JPMorgan Chase Bank N.A., as lender and administrative agent that expires on June 10, 2020. Under the line of credit, each Fund can borrow an amount that would not exceed the lesser of (a) 33 1/3% of its adjusted net assets, with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money) after giving effect to the borrowing, and (b) the maximum amount the Fund is permitted to borrow pursuant to applicable law, pursuant to the Fund’s prospectus limitations on indebtedness, pursuant to any vote of the shareholders of the Fund, or pursuant to any limitation on borrowings in any applicable agreement with any governmental authority or regulator or any other applicable agreement or document to which such Fund was a party; provided that the aggregate borrowings by all the Funds may not exceed $200 million. The Funds paid a commitment fee at the annual rate of 0.15% on the unused portion of the line of credit and interest was charged on any borrowings at the highest of (i) the Eurodollar Rate, as defined in The Agreement, for a one-month interest period commencing two business days after such day (but, in any event, not less than 0.00%) plus 1.00%, (ii) the federal funds effective rate in effect on such day (but, in any event, not less than 0.00%) plus 1.00% or (iii) the overnight bank funding rate in effect on such day (but, in any event, not less than 0.00%) plus 1.00%. The Funds also paid an agent’s fee and arrangement fee to JPMorgan Chase Bank N.A. and the Funds’ and administrative agent legal expenses in connection with the line of credit, each as incurred. The fees are allocated to each Fund based on average net assets. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the year ended September 30, 2019, there were no borrowings under the line of credit for any of the Funds, except for the Global Equity Fund and Sustainable Emerging Markets Fund which had average borrowings of $6,100,000 and $828,000, respectively, with corresponding average borrowing rates of 3.52% and 3.51%, respectively. All fees and interest expense, related to the line of credit are included in other operating expenses in the Statements of Operations. There were no borrowings outstanding at September 30, 2019.

(9)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding securities sold short, derivatives and short-term securities) for the year ended September 30, 2019 were as follows (in thousands):

Fund	Security Purchases	Security Sales
Developing World	$3,541,200	$3,500,599
Global Discovery	60,680	42,058
Global Equity	229,574	299,714
Global Opportunities	1,458,290	1,671,653
Global Value	941,651	1,202,528
High Income	2,871,588	2,396,532
International	4,351,639	6,769,736
International Small-Mid	1,160,222	388,818
International Value	3,009,600	3,916,831

126	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Security Purchases	Security Sales
Mid Cap	$2,431,692	$3,632,102
Mid Cap Value	472,357	1,259,317
Small Cap	796,062	843,212
Sustainable Emerging Markets	16,238	19,441
Thematic	1,696,569	1,251,932
Value	114,436	169,575

(10)	Transactions in securities of affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the year ended September 30, 2019 (shares and dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the year ended September 30, 2019.

Transactions in securities of affiliates:

		As of 9/30/2018				Net Realized Gain/ (Loss)	Net Increase (Decrease) in Unrealized Appreciation or Depreciation	As of 9/30/2019		Value
Fund	Security	Share Balance	Value	Purchases Cost	Sales Proceeds			Dividend Income@	Share Balance
International Small-Mid Fund
	SyntheticMR AB†	299	$13,242	$-	$(9,545)	$(1,952)	$(1,745)	$-	$-	$-
	Total		$13,242	$-	$(9,545)	$(1,952)	$(1,745)	$-	$-	$-
International Value
	Arch Capital Group Ltd.*†	20,447	$609,528	$1,467	$(93,445)	$18,467	$210,985	$-	$17,794	$747,002
	Panalpina Welttransport Holding AG†	2,295	334,457	-	(231,383)	10,710	(113,784)	-	-	-
	Total#		$943,985	$1,467	$(324,828)	$29,177	$97,201	$-	$-	$-

@	Net of foreign taxes withheld, if any.
†	Issuer was not an affiliate as of September 30, 2019.
*	Non-income producing security.
#	Total value as of September 30, 2019 is presented only for those issuers that were affiliates as of September 30, 2019.

Artisan Partners Funds	127

NOTES TO FINANCIAL STATEMENTS

(11)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of September 30, 2019 was as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Developing World	$2,150,936	$510,268	$(33,003)	$477,265
Global Discovery	91,736	17,306	(2,028)	15,278
Global Equity	198,257	62,589	(7,070)	55,519
Global Opportunities	2,657,866	778,250	(50,001)	728,249
Global Value	2,670,186	548,518	(158,006)	390,512
High Income	3,719,774	109,443	(101,053)	8,390
International	7,934,948	2,790,351	(186,114)	2,604,237
International Small-Mid	1,125,783	142,864	(47,937)	94,927
International Value	12,472,841	2,718,787	(1,036,101)	1,682,686
Mid Cap	3,630,676	1,596,264	(166,960)	1,429,304
Mid Cap Value	1,605,184	752,605	(90,138)	662,467
Small Cap	1,312,933	564,086	(35,555)	528,531
Sustainable Emerging Markets	47,749	14,377	(10,585)	3,792
Thematic	648,770	44,349	(3,355)	40,994
Value	306,452	112,005	(6,937)	105,068

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the year ended September 30, 2019 and the year ended September 30, 2018 were as follows (in thousands):

	Year Ended 9/30/2019		Year Ended 9/30/2018
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
Developing World	$884	$-	$50,440	$19,327
Global Discovery	-	-	90	-
Global Equity	19,425	21,880	865	1,215
Global Opportunities	164	193,323	2,036	113,026
Global Value	58,023	140,737	45,330	22,690

128	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	Year Ended 9/30/2019		Year Ended 9/30/2018
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
High Income	$224,141	$9,473	$204,540	$8,692
International	155,282	840,199	113,694	-
International Small-Mid	24,199	80,629	577	62,120
International Value	323,055	518,027	215,160	390,454
Mid Cap	49,923	958,692	-	868,734
Mid Cap Value	11,916	384,445	29,409	350,487
Small Cap	3,057	241,896	-	187,338
Sustainable Emerging Markets	483	-	282	-
Thematic	6,488	-	1,606	-
Value	7,316	50,696	14,966	46,256

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of US GAAP for such items as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and qualified late year ordinary losses.

Gains on redemptions in-kind for Global Value Fund, International Fund, and Mid Cap Fund of approximately $62,008,000, $12,735,000, and $24,571,000, respectively, were included in net realized gain on investments in the Statements of Operations for the year ended September 30, 2019, and were not recognized for Federal income tax purposes. These net realized gains represent permanent book/tax differences and have been reclassified to “Fund shares issued and outstanding” on the accompanying Statements of Assets and Liabilities.

In addition, the Funds may periodically record reclassifications among certain capital accounts to reflect differences between financial reporting and income tax basis distributions. The reclassifications were recorded in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and US GAAP. The reclassifications generally relate to net operating losses, Section 988 currency gains and losses, PFIC gains and losses, and utilization of earnings and profits distributed to shareholders on redemption of Fund shares. These reclassifications have no impact on the net asset values of the Funds.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. In connection with these requirements, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the Funds’ fiscal year, September 30, 2019. Qualified late year ordinary losses are specified losses generally incurred between January 1 and the end of the Funds’ fiscal year, September 30, 2019.

Artisan Partners Funds	129

NOTES TO FINANCIAL STATEMENTS

Additional tax information as of and for the year ended September 30, 2019 follows (in thousands):

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gain	Qualified Late Year Capital Losses	Qualified Late Year Ordinary Losses	Other Deferred Gains (Losses)(1)
Developing World	$-	$-	$-	$2,544	$(70)
Global Discovery	-	-	-	379	(4)
Global Equity	34	11,916	-	-	(12)
Global Opportunities	3,683	215,306	-	-	(109)
Global Value	39,947	-	38,940	-	(122)
High Income	-	-	57,085	-	(104)
International	108,895	356,783	-	-	(590)
International Small-Mid	980	-	13,040	-	(29)
International Value	95,784	326,940	-	-	(573)
Mid Cap	-	458,474	-	18,249	(286)
Mid Cap Value	9,591	203,824	-	-	(181)
Small Cap	-	145,607	-	10,283	(64)
Sustainable Emerging Markets	602	-	-	-	(7)
Thematic	28,700	-	-	-	(3,980)
Value	4,009	6,883	-	-	(28)

(1)	Other deferred gains and losses relate to (a) distribution payable at year end and (b) other items.

As of September 30, 2019, the Funds had capital loss carryovers shown in the table below (in thousands). To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

Fund	Unexpiring – ST		Unexpiring – LT		Utilized in CY
Developing World Fund	$15,081		$-		$-
Global Discovery Fund	752		-		-
Sustainable Emerging Markets	6,152	(1)	126,933	(1)	-

(1)	Due to an equity shift in the ordinary course of business, the utilization of certain capital loss carryovers is subject to annual limitations of $1,323, pursuant to IRC Section 382-383.

(12)	Fund share activities:

Capital share transactions for the Funds were as follows (dollar values in thousands):

	DEVELOPING WORLD
	Year Ended 9/30/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	10,823,456	$137,819	10,059,119	$125,081
Advisor Shares	55,107,662	703,128	46,099,312	578,570
Institutional Shares	23,125,642	305,820	18,120,657	230,737

130	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	DEVELOPING WORLD
	Year Ended 9/30/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	4,176	$45	1,377,040	$17,447
Advisor Shares	54,828	587	2,095,611	26,615
Institutional Shares	15,022	161	1,263,067	16,066
Cost of shares redeemed
Investor Shares	(34,620,833)	(419,240)	(9,211,887)	(112,853)
Advisor Shares	(29,796,271)	(357,426)	(15,546,970)	(189,227)
Institutional Shares	(23,187,676)	(270,272)	(11,837,626)	(144,233)
Net increase (decrease) from fund share transactions
Investor Shares	(23,793,201)	(281,376)	2,224,272	29,675
Advisor Shares	25,366,219	346,289	32,647,953	415,958
Institutional Shares	(47,012)	35,709	7,546,098	102,570

	GLOBAL DISCOVERY
	Year Ended 9/30/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	2,378,587	$29,701	4,921,088	$57,769
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	-	-	8,470	90
Cost of shares redeemed
Investor Shares	(435,055)	(5,372)	(130,889)	(1,507)
Net increase (decrease) from fund share transactions
Investor Shares	1,943,532	24,329	4,798,669	56,352

Footnotes are presented on Page 138.

	GLOBAL EQUITY
	Year Ended 9/30/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	731,933	$14,016	894,923	$19,211
Institutional Shares	171,143	3,413	2,446,487	52,725
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	941,420	16,381	43,999	905
Institutional Shares	1,202,762	21,000	43,773	904
Cost of shares redeemed
Investor Shares	(1,336,032)	(25,358)	(2,227,243)	(47,781)
Institutional Shares	(3,437,662)	(61,868)	(1,972,458)	(43,262)
Net increase (decrease) from fund share transactions
Investor Shares	337,321	5,039	(1,288,321)	(27,665)
Institutional Shares	(2,063,757)	(37,455)	517,802	10,367

Artisan Partners Funds	131

NOTES TO FINANCIAL STATEMENTS

	GLOBAL OPPORTUNITIES
	Year Ended 9/30/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	10,488,574	$261,783	13,726,994	$367,897
Advisor Shares	10,439,536	260,719	8,769,136	236,035
Institutional Shares	7,224,185	185,549	15,967,423	430,512
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,997,356	66,661	1,584,555	40,295
Advisor Shares	1,201,182	26,822	568,901	14,501
Institutional Shares	3,965,498	89,343	2,083,657	53,509
Cost of shares redeemed
Investor Shares	(17,107,731)	(425,648)	(10,703,492)	(285,816)
Advisor Shares	(10,015,864)	(239,082)	(3,796,036)	(101,634)
Institutional Shares	(7,129,637)	(179,093)	(10,606,879)	(281,810)
Net increase (decrease) from fund share transactions
Investor Shares	(3,621,801)	(97,204)	4,608,057	122,376
Advisor Shares	1,624,854	48,459	5,542,001	148,902
Institutional Shares	4,060,046	95,799	7,444,201	202,211

Footnotes are presented on Page 138.

	GLOBAL VALUE
	Year Ended 9/30/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	4,783,247	$78,302	8,171,141	$148,960
Advisor Shares	13,166,159	215,279	16,504,741	299,868
Institutional Shares	26,324,214	444,741	47,575,164	874,432
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,203,257	34,745	862,022	15,430
Advisor Shares	2,494,520	39,239	878,354	15,687
Institutional Shares	7,205,226	113,554	1,801,378	32,227
Cost of shares redeemed
Investor Shares	(17,156,092)	(282,202)	(14,714,980)	(267,531)
Advisor Shares	(27,340,625)	(438,508)	(15,263,386)	(277,204)
Institutional Shares	(35,904,636)	(606,073)	(14,264,894)	(258,824)
Net increase from fund share transactions
Investor Shares	(10,169,588)	(169,155)	(5,681,817)	(103,141)
Advisor Shares	(11,679,946)	(183,990)	2,119,709	38,351
Institutional Shares	(2,375,196)	(47,778)	35,111,648	647,835

132	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	HIGH INCOME
	Year Ended 9/30/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	40,068,585	$383,620	52,982,023	$525,563
Advisor Shares	101,573,843	975,734	90,626,264	894,455
Institutional Shares	54,800,505	525,586	14,181,878	140,330
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	7,166,820	68,535	6,054,891	59,913
Advisor Shares	11,187,807	106,928	10,210,062	101,122
Institutional Shares	1,939,438	18,549	1,479,716	14,633
Cost of shares redeemed(1)
Investor Shares	(56,815,106)	(545,615)	(21,064,786)	(208,470)
Advisor Shares	(85,331,929)	(813,883)	(53,046,958)	(525,731)
Institutional Shares	(11,442,251)	(108,779)	(12,099,222)	(119,827)
Net increase (decrease) from fund share transactions
Investor Shares	(9,579,701)	(93,460)	37,972,128	377,006
Advisor Shares	27,429,721	268,779	47,789,368	469,846
Institutional Shares	45,297,692	435,356	3,562,372	35,136
Redemption Fees
Investor Shares		182		66
Advisor Shares		60		135
Institutional Shares		51		22

Footnotes are presented on Page 138.

	INTERNATIONAL
	Year Ended 9/30/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	10,706,655	$317,165	12,231,661	$410,685
Advisor Shares	15,483,004	460,976	19,209,481	645,784
Institutional Shares	23,207,787	699,493	42,106,834	1,418,636
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	11,600,621	323,778	1,064,716	35,370
Advisor Shares	5,691,388	158,391	488,021	16,173
Institutional Shares	14,686,471	411,662	1,481,697	49,444
Cost of shares redeemed
Investor Shares	(43,606,751)	(1,300,908)	(51,871,032)	(1,741,579)
Advisor Shares	(25,940,371)	(771,962)	(22,045,534)	(739,129)
Institutional Shares	(72,474,184)	(2,198,913)	(51,674,141)	(1,749,027)
Net increase (decrease) from fund share transactions
Investor Shares	(21,299,475)	(659,965)	(38,574,655)	(1,295,524)
Advisor Shares	(4,765,979)	(152,595)	(2,348,032)	(77,172)
Institutional Shares	(34,579,926)	(1,087,758)	(8,085,610)	(280,947)

Artisan Partners Funds	133

NOTES TO FINANCIAL STATEMENTS

	INTERNATIONAL SMALL-MID
	Year Ended 9/30/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	19,570,891	$259,647	537,522	$12,628
Advisor Shares(2)	34,266,775	445,781	-	-
Institutional Shares	44,341,958	568,478	2,344,430	56,281
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	6,042,101	71,297	1,564,424	34,589
Institutional Shares	2,321,129	27,645	1,019,667	22,627
Cost of shares redeemed
Investor Shares	(22,272,988)	(303,209)	(4,833,359)	(114,365)
Advisor Shares(2)	(2,338,419)	(30,810)	-	-
Institutional Shares	(9,902,299)	(165,078)	(6,227,618)	(149,278)
Net increase (decrease) from fund share transactions
Investor Shares	3,340,004	27,735	(2,731,413)	(67,148)
Advisor Shares(2)	31,928,356	414,971	-	-
Institutional Shares	36,760,788	431,045	(2,863,521)	(70,370)

Footnotes are presented on Page 138.

	INTERNATIONAL VALUE
	Year Ended 9/30/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	17,181,741	$566,870	16,174,770	$615,911
Advisor Shares	55,930,382	1,883,823	46,636,344	1,755,719
Institutional Shares	53,977,435	1,838,927	50,015,872	1,924,457
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	4,667,506	151,018	3,852,996	146,915
Advisor Shares	6,951,902	224,468	4,179,121	159,141
Institutional Shares	11,815,554	383,339	6,596,633	252,189
Cost of shares redeemed
Investor Shares	(34,155,527)	(1,142,463)	(39,825,069)	(1,504,667)
Advisor Shares	(65,424,379)	(2,193,737)	(34,270,041)	(1,307,775)
Institutional Shares	(57,769,381)	(1,948,940)	(19,495,925)	(738,718)
Net increase from fund share transactions
Investor Shares	(12,306,280)	(424,575)	(19,797,303)	(741,841)
Advisor Shares	(2,542,095)	(85,446)	16,545,424	607,085
Institutional Shares	8,023,608	273,326	37,116,580	1,437,928

134	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	MID CAP
	Year Ended 9/30/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	7,019,704	$246,165	9,266,909	$385,999
Advisor Shares	4,547,679	156,900	4,935,883	202,980
Institutional Shares	15,492,066	609,991	12,754,032	567,882
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	10,474,763	310,996	7,652,678	290,725
Advisor Shares	3,462,860	103,539	1,953,425	74,562
Institutional Shares	13,653,184	452,057	9,741,704	402,820
Cost of shares redeemed
Investor Shares	(19,140,419)	(652,918)	(25,721,010)	(1,058,185)
Advisor Shares	(10,871,038)	(385,708)	(6,245,937)	(256,861)
Institutional Shares	(28,131,526)	(1,077,496)	(40,436,435)	(1,798,026)
Net increase (decrease) from fund share transactions
Investor Shares	(1,645,952)	(95,757)	(8,801,423)	(381,461)
Advisor Shares	(2,860,499)	(125,269)	643,371	20,681
Institutional Shares	1,013,724	(15,448)	(17,940,699)	(827,324)

Footnotes are presented on Page 138.

	MID CAP VALUE
	Year Ended 9/30/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	4,118,149	$78,810	6,708,755	$154,486
Advisor Shares	6,129,279	115,969	12,606,232	291,525
Institutional Shares	7,859,752	147,544	11,481,376	267,039
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	6,988,947	128,812	7,240,181	158,850
Advisor Shares	6,302,400	115,775	4,486,111	98,201
Institutional Shares	6,423,116	118,057	4,163,714	91,185
Cost of shares redeemed
Investor Shares	(23,499,458)	(454,175)	(40,643,257)	(938,576)
Advisor Shares	(20,993,417)	(397,077)	(20,657,441)	(479,704)
Institutional Shares	(18,960,199)	(361,316)	(14,128,650)	(324,314)
Net increase (decrease) from fund share transactions
Investor Shares	(12,392,362)	(246,553)	(26,694,321)	(625,240)
Advisor Shares	(8,561,738)	(165,333)	(3,565,098)	(89,978)
Institutional Shares	(4,677,331)	(95,715)	1,516,440	33,910

Artisan Partners Funds	135

NOTES TO FINANCIAL STATEMENTS

	SMALL CAP
	Year Ended 9/30/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	7,446,889	$230,298	1,412,985	$48,605
Advisor Shares	9,266,354	302,352	3,692,268	126,758
Institutional Shares	5,187,271	170,869	7,818,442	266,957
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,430,870	66,436	2,026,759	62,201
Advisor Shares	2,463,339	67,520	1,554,204	47,745
Institutional Shares	2,991,395	83,221	1,925,549	59,885
Cost of shares redeemed
Investor Shares	(4,158,119)	(129,235)	(4,443,679)	(148,652)
Advisor Shares	(6,729,775)	(216,222)	(2,211,217)	(76,903)
Institutional Shares	(9,973,734)	(327,625)	(3,802,704)	(129,628)
Net increase (decrease) from fund share transactions
Investor Shares	5,719,640	167,499	(1,003,935)	(37,846)
Advisor Shares	4,999,918	153,650	3,035,255	97,600
Institutional Shares	(1,795,068)	(73,535)	5,941,287	197,214

Footnotes are presented on Page 138.

	SUSTAINABLE EMERGING MARKETS
	Year Ended 9/30/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	791,333	$11,736	1,266,888	$20,884
Institutional Shares	174,596	2,502	97,462	1,556
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	31,799	448	14,393	236
Institutional Shares	2,423	34	2,697	44
Cost of shares redeemed
Investor Shares	(1,105,533)	(16,326)	(718,712)	(11,786)
Institutional Shares	(151,648)	(2,234)	(273,245)	(4,376)
Net increase from fund share transactions
Investor Shares	(282,401)	(4,142)	562,569	9,334
Institutional Shares	25,371	302	(173,086)	(2,776)

136	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	THEMATIC
	Year Ended 9/30/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	13,144,592	$182,276	7,383,091	$98,926
Advisor Shares(3)	32,450,161	471,224	2,705,885	38,552
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	330,654	4,341	137,916	1,605
Advisor Shares(3)	154,349	2,027	-	-
Cost of shares redeemed
Investor Shares	(8,126,367)	(113,951)	(3,281,368)	(45,978)
Advisor Shares(3)	(1,958,713)	(27,044)	(56,489)	(809)
Net increase (decrease) from fund share transactions
Investor Shares	5,348,879	72,666	4,239,639	54,553
Advisor Shares(3)	30,645,797	446,207	2,649,396	37,743

Footnotes are presented on Page 138.

	VALUE
	Year Ended 9/30/2019		Year Ended 9/30/2018
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	839,973	$10,378	924,217	$13,504
Advisor Shares	1,923,105	23,461	1,850,689	26,816
Institutional Shares	2,222,289	26,576	1,600,865	23,342
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,770,989	20,721	1,403,230	19,631
Advisor Shares	1,301,934	15,155	1,258,181	17,514
Institutional Shares	1,764,071	20,569	1,608,478	22,438
Cost of shares redeemed
Investor Shares	(4,676,664)	(57,055)	(4,310,747)	(63,167)
Advisor Shares	(3,469,952)	(42,251)	(6,318,388)	(93,599)
Institutional Shares	(3,139,093)	(38,263)	(7,579,995)	(111,924)
Net increase (decrease) from fund share transactions
Investor Shares	(2,065,702)	(25,956)	(1,983,300)	(30,032)
Advisor Shares	(244,913)	(3,635)	(3,209,518)	(49,269)
Institutional Shares	847,267	8,882	(4,370,652)	(66,144)

(1)	Net of redemption fees.
(2)	For the period from commencement of operations (December 4, 2018) through September 30, 2019.
(3)	For the period from commencement of operations (July 31, 2018) through September 30, 2018.

(13)	Subsequent Events:

The Funds have evaluated subsequent events through the date of issuance, November 26, 2019, of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

Artisan Partners Funds	137

NOTES TO FINANCIAL STATEMENTS

(14)	Additional Information:

Effective November 15, 2019, Global Equity Fund will pay a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $2 billion	0.875
$2 billion to $3.5 billion	0.850
$3.5 billion to $5 billion	0.825
Greater than $5 billion	0.800

138	Artisan Partners Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of Artisan Partners Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Artisan Partners Funds, Inc. (comprising Artisan Developing World Fund, Artisan Global Discovery Fund, Artisan Global Equity Fund, Artisan Global Opportunities Fund, Artisan Global Value Fund, Artisan High Income Fund, Artisan International Fund, Artisan International Small-Mid Fund (formerly Artisan International Small Cap Fund), Artisan International Value Fund, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Small Cap Fund, Artisan Sustainable Emerging Markets Fund (formerly Artisan Emerging Markets Fund), Artisan Thematic Fund, and Artisan Value Fund (collectively referred to as the “Funds”)), including the schedules of investments, as of September 30, 2019, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Artisan Partners Funds, Inc. at September 30, 2019, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising Artisan Partners Funds, Inc.	Statements of operations	Statements of changes in net assets	Financial highlights

Artisan Global Equity Fund

Artisan Global Opportunities Fund

Artisan Global Value Fund

Artisan High Income Fund

Artisan International Fund

Artisan International Small-Mid Fund

Artisan International Value Fund

Artisan Mid Cap Fund

Artisan Mid Cap Value Fund

Artisan Small Cap Fund

Artisan Sustainable Emerging Markets Fund

Artisan Value Fund

	For the year ended September 30, 2019	For each of the two years in the period ended September 30, 2019	For each of the five years in the period ended September 30, 2019
Artisan Developing World Fund	For the year ended September 30, 2019	For each of the two years in the period ended September 30, 2019	For each of the four years in the period ended September 30, 2019, and the period from June 29, 2015 (commencement of operations) through September 30, 2015
Artisan Thematic Fund	For the year ended September 30, 2019	For each of the two years in the period ended September 30, 2019	For each of the two years in the period ended September 30, 2019 and the period from April 24, 2017 (commencement of operations) through September 30, 2017

Artisan Partners Funds	139

Funds comprising Artisan Partners Funds, Inc.	Statements of operations	Statements of changes in net assets	Financial highlights
Artisan Global Discovery Fund	For the year ended September 30, 2019	For each of the two years in the period ended September 30, 2019	For each of the two years in the period ended September 30, 2019 and the period from August 21, 2017 (commencement of operations) through September 30, 2017

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on each of the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019, by correspondence with the custodians, brokers, and agent banks or by other appropriate auditing procedures where replies from brokers and agent banks were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Artisan Partners Funds investment companies since 2003.

Minneapolis, Minnesota

November 26, 2019

140	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Other Federal tax information (unaudited):

The Internal Revenue Code requires that shareholders be notified of certain information regarding long-term capital gains, qualified dividend income and the dividends received deduction for corporate shareholders. This data is informational only. Every year in January, shareholders are sent a Form 1099-DIV which provides the federal tax status of dividends and distributions received during the calendar year. Shareholders are advised to consult their own tax advisor with respect to the specific tax consequences of investment in the Funds.

Each Fund hereby designates the following amounts as (i) long-term capital gain distributions for purposes of the dividends paid deduction (including earnings and profits distributed to shareholders on redemption of Fund shares, in thousands), (ii) the amount of ordinary dividends paid during the year ended September 30, 2019 that are considered qualified dividend income as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003, and (iii) the amount of ordinary dividends paid during the year ended September 30, 2019 that are eligible for the dividends received deduction available to certain corporate shareholders.

Fund	Long-Term Capital Gains	Qualified Dividend Income	Dividends Received Deduction
Developing World	$-	100.00%	100.00%
Global Discovery	-	N/A	N/A
Global Equity	22,703	14.76	4.99
Global Opportunities	203,151	100.00	100.00
Global Value	140,737	100.00	33.98
High Income	9,473	N/A	N/A
International	854,689	100.00	0.75
International Small-Mid	80,629	34.36	0.07
International Value	550,188	100.00	N/A
Mid Cap	995,336	45.84	42.40
Mid Cap Value	429,385	100.00	100.00
Small Cap	250,111	100.00	100.00
Sustainable Emerging Markets	-	100.00	N/A
Thematic	-	23.25	36.87
Value	51,971	91.89	61.72

Artisan Partners Funds	141

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Partners Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual Expenses

The first line under the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended September 30, 2019 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2019	Ending Account Value 9/30/2019	Expenses Paid During Period 4/1/2019-9/30/2019(1)	Expense Ratio(2)(3)
Artisan Developing World Fund
Investor Shares
Actual	$1,000.00	$1,018.20	$6.37	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.38	1.26%
Advisor Shares
Actual	$1,000.00	$1,018.90	$5.97	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.97	1.18%
Institutional Shares
Actual	$1,000.00	$1,019.60	$5.47	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.65	$5.47	1.08%

142	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2019	Ending Account Value 9/30/2019	Expenses Paid During Period 4/1/2019-9/30/2019(1)	Expense Ratio(2)(3)
Artisan Global Discovery Fund
Investor Shares
Actual	$1,000.00	$1,089.50	$7.23	1.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.98	1.38%
Artisan Global Equity Fund
Investor Shares
Actual	$1,000.00	$1,080.80	$7.20	1.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.98	1.38%
Institutional Shares
Actual	$1,000.00	$1,082.00	$6.16	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.97	1.18%
Artisan Global Opportunities Fund
Investor Shares
Actual	$1,000.00	$1,064.90	$5.90	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.77	1.14%
Advisor Shares
Actual	$1,000.00	$1,065.80	$5.13	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.01	0.99%
Institutional Shares
Actual	$1,000.00	$1,066.00	$4.71	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.51	$4.61	0.91%
Artisan Global Value Fund
Investor Shares
Actual	$1,000.00	$1,031.30	$6.26	1.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.23	1.23%
Advisor Shares
Actual	$1,000.00	$1,032.00	$5.45	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.42	1.07%
Institutional Shares
Actual	$1,000.00	$1,031.90	$5.14	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.11	1.01%

Artisan Partners Funds	143

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2019	Ending Account Value 9/30/2019	Expenses Paid During Period 4/1/2019-9/30/2019(1)	Expense Ratio(2)(3)
Artisan High Income Fund
Investor Shares
Actual	$1,000.00	$1,039.30	$5.01	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$4.96	0.98%
Advisor Shares
Actual	$1,000.00	$1,040.20	$4.19	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.96	$4.15	0.82%
Institutional Shares
Actual	$1,000.00	$1,040.70	$3.73	0.73%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.41	$3.70	0.73%
Artisan International Fund
Investor Shares
Actual	$1,000.00	$1,086.20	$6.17	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.97	1.18%
Advisor Shares
Actual	$1,000.00	$1,087.10	$5.39	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.22	1.03%
Institutional Shares
Actual	$1,000.00	$1,087.40	$5.02	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.26	$4.86	0.96%
Artisan International Small-Mid Fund
Investor Shares
Actual	$1,000.00	$1,046.90	$7.29	1.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.18	1.42%
Advisor Shares
Actual	$1,000.00	$1,047.70	$6.42	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.33	1.25%
Institutional Shares
Actual	$1,000.00	$1,048.00	$5.85	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.77	1.14%
Artisan International Value Fund
Investor Shares
Actual	$1,000.00	$1,032.20	$6.11	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Advisor Shares
Actual	$1,000.00	$1,032.90	$5.30	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.27	1.04%
Institutional Shares
Actual	$1,000.00	$1,033.50	$4.89	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.26	$4.86	0.96%

144	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2019	Ending Account Value 9/30/2019	Expenses Paid During Period 4/1/2019-9/30/2019(1)	Expense Ratio(2)(3)
Artisan Mid Cap Fund
Investor Shares
Actual	$1,000.00	$1,059.30	$6.09	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.97	1.18%
Advisor Shares
Actual	$1,000.00	$1,061.10	$5.17	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06	1.00%
Institutional Shares
Actual	$1,000.00	$1,060.50	$4.96	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.26	$4.86	0.96%
Artisan Mid Cap Value Fund
Investor Shares
Actual	$1,000.00	$1,044.30	$6.10	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$6.02	1.19%
Advisor Shares
Actual	$1,000.00	$1,045.50	$5.28	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.22	1.03%
Institutional Shares
Actual	$1,000.00	$1,046.00	$5.03	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$4.96	0.98%
Artisan Small Cap Fund
Investor Shares
Actual	$1,000.00	$1,034.60	$6.07	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$6.02	1.19%
Advisor Shares
Actual	$1,000.00	$1,034.80	$5.66	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.62	1.11%
Institutional Shares
Actual	$1,000.00	$1,035.50	$5.00	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$4.96	0.98%
Artisan Sustainable Emerging Markets Fund
Investor Shares
Actual	$1,000.00	$978.10	$6.69	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.83	1.35%
Institutional Shares
Actual	$1,000.00	$978.80	$5.95	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%

Artisan Partners Funds	145

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 4/1/2019	Ending Account Value 9/30/2019	Expenses Paid During Period 4/1/2019-9/30/2019(1)	Expense Ratio(2)(3)
Artisan Thematic Fund
Investor Shares
Actual	$1,000.00	$1,086.90	$7.11	1.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$6.88	1.36%
Advisor Shares
Actual	$1,000.00	$1,087.60	$6.07	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.87	1.16%
Artisan Value Fund
Investor Shares
Actual	$1,000.00	$1,056.60	$5.46	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.37	1.06%
Advisor Shares
Actual	$1,000.00	$1,057.70	$4.54	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.66	$4.46	0.88%
Institutional Shares
Actual	$1,000.00	$1,057.60	$4.38	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.31	0.85%

(1)	Expenses are equal to the Fund’s ratio of expenses to average net assets for the six month period ended September 30, 2019, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(2)	Annualized ratio of expenses to average net assets for the six-month period ended September 30, 2019.
(3)	Expense ratio includes the effect of expenses waived or paid by the Adviser, if applicable.

146	Artisan Partners Funds

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Artisan Partners is responsible for management of the Funds’ (as defined below) investment portfolios and for overall management of the Funds’ business and affairs pursuant to an investment advisory agreement (the “Advisory Agreement”) between Artisan Partners Funds and Artisan Partners. With respect to each Fund, the Advisory Agreement, after an initial two-year term, may be continued from year to year only so long as the continuation is approved at least annually (a) by the vote of a majority of the directors of Artisan Partners Funds who are not “interested persons” of Artisan Partners Funds or Artisan Partners (the “independent directors”) cast in person at a meeting called for the purpose of voting on such approval, and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund.

The directors of Artisan Partners Funds held a meeting on May 13-14, 2019 (the “May 13-14 Meeting”), at which they gave preliminary consideration to information bearing on the continuation of the Advisory Agreement with respect to each of the series of Artisan Partners Funds (for purpose of this discussion, the “Funds”) for the period from July 1, 2019 through June 30, 2020. The primary purpose of the May 13-14 Meeting was to allow the directors ample opportunity to consider matters they deemed relevant in connection with the continuation of the Advisory Agreement (in addition to materials they review at meetings throughout the year), and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints.

At their regular quarterly meeting held on May 29-30, 2019 (the “May 29-30 Meeting”), the directors, including the independent directors, considered and unanimously approved the continuation through June 30, 2020 of the Advisory Agreement with respect to each of the Funds. The independent directors were assisted in their evaluation of the Advisory Agreement and the factors that they deemed to be material, including those factors described below, by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Artisan Partners in connection with the contract review meetings.

Prior to the May 13-14 Meeting, independent counsel to the independent directors sent to Artisan Partners requests for information to be provided to the directors in connection with their consideration of the Advisory Agreement. Artisan Partners provided materials to the directors in response to those requests as well as other information Artisan Partners believed was useful in evaluating the approval of the Advisory Agreement. Artisan Partners provided reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source of investment company data, that included information relating to each Fund’s performance, expenses and fees compared to the performance, expenses and fees of a relatively small peer group and a larger peer universe of mutual funds selected by Broadridge (the “Broadridge Peer Groups”). Artisan Partners also provided additional reports prepared by Broadridge comparing the performance and expenses of certain of the Funds to peer universes with a different style classification that Artisan Partners believed was more appropriate for comparative purposes than the style classification used by Broadridge to compile the Broadridge Peer Groups (the “Supplemental Peer Universes”). These supplemental reports were provided for Global Discovery Fund and International Value Fund.

Artisan Partners Funds	147

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

The directors also received and reviewed a memorandum from independent counsel regarding the directors’ responsibilities in evaluating the Advisory Agreement. The directors recognized that the management and fee arrangements for the Funds are the result of years of review and discussion between the independent directors and Artisan Partners, that certain aspects of such arrangements may receive greater scrutiny from the directors in some years than in others and that the directors’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

In evaluating the Advisory Agreement, the directors reviewed the available information and discussed with representatives of Artisan Partners each Fund’s operations; the nature, extent and quality of the advisory and other services provided by Artisan Partners to the Funds; the management fees and total expense ratios of each class of shares of the Funds; possible economies of scale; and other benefits (in addition to advisory fee revenues) derived or potentially derived by Artisan Partners from its relationship with the Funds. In addition to the third-party reports by Broadridge and the memorandum from independent counsel, the directors reviewed information provided prior to and presented at the May 13-14 Meeting and the May 29-30 Meeting, concerning, among other things, the following:

•	Artisan Partners’ organization and operations, financial condition and stability and ownership structure;

•

Artisan Partners’ personnel and business and financial model and methods, including Artisan Partners’ assessment of its ability to attract and retain capable personnel and Artisan Partners’ succession planning processes with respect to the leadership of the Funds’ portfolio management teams and senior management of Artisan Partners; Artisan Partners’ research and decision-making processes; the adequacy and sophistication of technology and systems with respect to investment and administrative matters; and Artisan Partners’ liquidity management tools and the Funds’ liquidity risk management program;

•

The terms of the Advisory Agreement, including the scope of services performed by Artisan Partners; and how the services performed by Artisan Partners under the Advisory Agreement differ from those performed for other investment companies and accounts;

•

Each Fund’s short- and long-term investment performance (including past 1-, 3-, 5- and 10-year and since-inception periods, as applicable), including comparisons for various time periods with (a) other Artisan Partners client accounts managed with similar investment objectives, (b) other mutual funds having similar investment objectives, and (c) appropriate market indices;

•	Actions that Artisan Partners has taken or is contemplating taking with respect to Artisan Value Fund and Artisan Mid Cap Value Fund to help address each Fund’s underperformance;

•	The Funds’ experience applying their valuation procedures, including fair valuation of assets for which market quotations are not readily available;

•

Any litigation pending, threatened or settled involving Artisan Partners, and the results of any inspections, investigations or examinations thereof by the Securities and Exchange Commission or other governmental or regulatory authorities since January 1, 2018;

148	Artisan Partners Funds

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

•

Information regarding fee arrangements, including a comparison of the total expense ratio of each share class of each Fund with other mutual funds; the structure of the management fees, including the method of computing fees and the frequency of payment of fees and Artisan Partners’ process for determining proposed management fee rates for new funds; a comparison of the management fees with fees charged by other investment advisers for managing mutual funds with similar investment objectives; information regarding expense limitation arrangements and effective annual management fee rates for each of the Funds for the calendar year ended December 31, 2018; the expenses other than management fees that the Funds bear, either at the level of the Fund as a whole or on a class-specific basis; and Artisan Partners’ assessment of the current competitiveness of the Funds’ management fee rates and total expense ratios;

•

Artisan Partners’ assessment of whether it is realizing economies of scale in providing services to the Funds and, if so, whether, how and, if quantifiable, to what extent the economies of scale are shared with the Funds, and the adequacy of existing breakpoints (reduced fee levels on assets in excess of stated thresholds) in advisory fees and whether further breakpoints are appropriate;

•

A comparison of the fee arrangements for the Funds with fees charged by Artisan Partners for subadvising other U.S. mutual funds and for managing other accounts, and trends in fees charged by Artisan Partners for such services;

•

Information regarding third-party intermediary and service arrangements and related payments by the Funds and Artisan Partners, including, among other information, information on amounts paid to financial intermediaries during the year ended December 31, 2018, the nature of services provided by such intermediaries, any caps or limitations placed on related payments, and the process employed by Artisan Partners for entering into and overseeing such intermediary arrangements;

•

Potential “fall-out” benefits to Artisan Partners or its affiliates from their relationships with the Funds, in addition to advisory fees, including any benefits to Artisan Partners or its affiliates in selling other products, and the method of estimating the value of any such benefits;

•

Matters relating to brokerage and portfolio transactions, including Artisan Partners’ practices regarding selection of brokers and dealers to execute portfolio transactions and regarding negotiation of commission rates and allocation of brokerage for research and other services;

•

The estimated profitability to Artisan Partners of its relationship with each Fund on both a pre-tax and post-tax basis for calendar 2016, 2017 and 2018; and the assumptions and allocation methodologies utilized for such profitability analysis;

•	Potential for conflicts of interest between the Funds and Artisan Partners and circumstances and actions addressing or bearing on potential conflicts of interest;

•

Compliance and related matters, including Artisan Partners’ programs for monitoring compliance with federal and state securities and other applicable laws and regulations, the investment policies and restrictions of registered investment company clients and Subchapter M of the Internal Revenue Code; and information regarding personnel who perform significant compliance and legal services for the Funds; and

•	Artisan Partners’ risk assessment and risk management processes.

Artisan Partners Funds	149

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Following the May 13-14 Meeting and executive sessions with their independent counsel, the independent directors requested certain follow-up information from Artisan Partners. Artisan Partners provided this follow-up information prior to the May 29-30 Meeting. At the May 29-30 Meeting, Artisan Partners presented certain additional information to the directors regarding the Funds, and the independent directors and their independent counsel reviewed with the full board the information discussed at the May 13-14 Meeting and during their executive sessions. The directors then considered whether any further discussion or review was necessary, concluding that the May 13-14 Meeting and the information reviewed by the independent directors prior to and at the May 29-30 Meeting provided a sufficient basis for taking action on the continuation of the Advisory Agreement with respect to each Fund for an additional year. The directors then reviewed and affirmed each of the following conclusions:

The nature, extent and quality of Artisan Partners’ services. The directors concluded that the nature and extent of Artisan Partners’ services to the Funds were appropriate and consistent with, and in some cases more advantageous to the Funds than, the terms of the Advisory Agreement. The directors concluded that the quality of Artisan Partners’ services has been consistently high, with no material deficiencies.

The investment performance of each Fund. With respect to each Fund, the directors concluded that the Fund’s performance (including absolute performance and, where applicable, outperformance of peers and relevant benchmarks over long-term periods) or other relevant factors supported continuation of the Fund’s advisory arrangements under the Advisory Agreement. In the case of each Fund that had performance that lagged that of a relevant peer group or benchmark for certain (although not necessarily all) periods, the directors concluded that other factors relevant to performance supported continuation of the advisory arrangements. These factors included either or both of the following: (1) that underperformance was attributable, to a significant extent, to investment decisions (such as security selection, sector allocation or risk mitigation) by Artisan Partners that were reasonable and consistent with the Fund’s investment objective and policies; and (2) that the Fund’s more recent or long-term performance, as applicable, was competitive when compared to relevant performance benchmarks or peer groups. With respect to Mid Cap Value Fund and Value Fund, following extensive discussion, the directors determined that the factors relating to each such Fund’s performance supported renewal of the Advisory Agreement with respect to such Fund, but that the board would continue to monitor the performance of those Funds closely, including through holding additional in-person meetings with the Funds’ portfolio management team over the course of the following year. The directors noted that Artisan Partners had provided thorough and thoughtful analysis regarding its continued confidence in the Funds’ investment team. The directors also noted Artisan Partners’ past record of improving the performance of other Funds that experienced periods of underperformance.

The costs of the services and profitability of Artisan Partners. The directors concluded that the costs of the services provided by Artisan Partners, and the estimated profitability it realizes, are reasonable in relation to the nature and quality of services provided with respect to each Fund, based on the assumptions and methodology for calculating such costs and profitability presented to the directors by Artisan Partners.

150	Artisan Partners Funds

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Comparisons of the services rendered and the amounts payable under the Advisory Agreement with those under other investment advisory agreements. The directors concluded that the fees payable by the Funds to Artisan Partners are reasonable in relation to the nature and quality of the services provided. In reaching this conclusion, the directors compared the fees payable by the Funds to the fees paid by other mutual funds that are in the same Broadridge Peer Groups and Supplemental Peer Universes. The directors also considered the fees Artisan Partners receives from, and the scope of services it provides to, other Artisan Partners clients, including its separate account clients and UCITS funds, and the U.S. mutual funds and collective investment trusts for which it serves as sub-adviser, noting the significantly broader scope of services that Artisan Partners provides to the Funds as compared to the other types of clients. In reaching their conclusion, the directors also took into account the costs and risks assumed by Artisan Partners in connection with launching and maintaining publicly-offered mutual funds, and how those costs and risks differ from those associated with other components of Artisan Partners’ business. In addition, the directors noted that Artisan Partners has contractually agreed to maintain certain expense limitations through January 31, 2021 for Global Discovery Fund (Investor and Institutional Shares), Sustainable Emerging Markets Fund (Investor and Institutional Shares), Thematic Fund (Investor, Advisor and Institutional Shares) and Value Fund (Advisor Shares).

The extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The directors concluded that the shareholders of Developing World Fund, Global Opportunities Fund, Global Value Fund, High Income Fund, International Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Fund and Value Fund have appropriately benefited from economies of scale under the management fee structures of their advisory arrangements. The directors concluded that the shareholders of each of Global Discovery Fund, Global Equity Fund, International Small-Mid Fund, Sustainable Emerging Markets Fund and Thematic Fund would likely benefit from economies of scale if the Fund’s assets reach the level at which it will be able to take advantage of the investment advisory fee breakpoints in the Advisory Agreement.

Other benefits derived by the Funds or Artisan Partners. The directors concluded that, in addition to the services provided by Artisan Partners pursuant to the Advisory Agreement and the management fees to be paid in return, the Funds and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded the primary fall-out benefits include (1) the potential conversion of Fund shareholders to separate account clients of Artisan Partners, and the ability otherwise to attract new clients and investment talent to Artisan Partners, (2) the acquisition of research products and services by Artisan Partners, for the benefit of its clients including the Funds, in return for brokerage commissions paid by the Funds (“soft dollars”) and (3) reputational benefits as a result of its association with the Funds. The directors concluded that, although Artisan Partners may derive such additional benefits, the Funds also could benefit from potential institutional shareholders who might choose to invest in the Funds because they want Artisan Partners’ services, but do not meet Artisan Partners’ minimum separate account size requirements. The directors also concluded that the Funds benefit from Artisan Partners’ use of research obtained through soft dollars generated with respect to its other clients, and from reputational benefits as a result of their association with Artisan Partners.

Artisan Partners Funds	151

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

At the conclusion of the foregoing discussions, the board approved the Advisory Agreement for the period from July 1, 2019 through June 30, 2020 for each Fund by the unanimous vote of all directors and also by the unanimous vote of all the independent directors.

152	Artisan Partners Funds

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The discussions of each Fund included in this report include statistical information about the portfolios of each of the Funds. Except as otherwise noted, that information is as of September 30, 2019. That information will vary with changes in a Fund’s portfolio investments. The performance information for each Fund relative to its benchmark index discussed in this report was prepared by the Adviser using information reported by FactSet Research Systems, Inc. (“FactSet”).

For the purposes of assigning portfolio securities to a particular country in this report, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. However, the Adviser in its own judgment may consider an issuer to be from a country other than the country designated by the securities information vendors. A vendor’s criteria may include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. The Adviser may also consider other criteria such as the source of a company’s revenues. Over time, country designations may change.

For the purposes of assigning portfolio securities to a particular sector and industry in this report, the Adviser assigns equity securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as primary and FactSet (to the extent available) as a secondary source for this information. The Adviser assigns debt securities in accordance with the classifications developed by Bloomberg Finance L.P. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry, or if the Adviser determines that a different classification is more appropriate, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and/or other publicly available information. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Definition of Portfolio Statistic

Market Capitalization is the aggregate value of all of a company’s outstanding equity securities.

Descriptions of Indices

Each Fund’s performance is compared in this report to changes in one or more indices, including in all cases a broad-based index of changes in prices of securities in the markets in which the Fund invests. All of the indices are unmanaged and their returns include reinvested dividends. Unlike the Funds’ returns, the returns of each index do not include the payment of sales commissions or other expenses that would be incurred in the purchase or sale of the securities included in that index. An investment cannot be made directly in an index. Fair value pricing is not employed by market indices.

Artisan Partners Funds	153

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The indices to which the Funds are compared are:

Artisan Developing World and Artisan Sustainable Emerging Markets Funds – Morgan Stanley Capital International Emerging Markets Index (MSCI Emerging Markets Index) is a market-weighted index of companies in emerging markets.

Artisan Global Discovery, Artisan Global Equity, Artisan Global Opportunities and Artisan Global Value Funds – Morgan Stanley Capital International All Country World Index (MSCI ACWI Index) is a market-weighted index of global developed and emerging markets.

Artisan High Income Fund – ICE BofAML U.S. High Yield Master II Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

Artisan International, Artisan International Small-Mid and Artisan International Value Funds – Morgan Stanley Capital International EAFE Index (MSCI EAFE Index) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada. MSCI EAFE’s average annual return since inception of the International Fund is based upon a starting date of December 31, 1995.

Artisan International and Artisan International Value Funds – Morgan Stanley Capital International All Country World Index ex U.S. (MSCI ACWI ex U.S. Index) is a market-weighted index of global developed and emerging markets, excluding the U.S.

Artisan International Small-Mid Fund – Morgan Stanley Capital International EAFE Small Cap Index (MSCI EAFE Small Cap Index) is a market-weighted index of small companies in developed markets, excluding U.S. and Canada.

Artisan International Small-Mid Fund – Morgan Stanley Capital International All Country World ex U.S. SMID Net Index (MSCI ACWI ex U.S. SMID Net Index) is a market-weighted index of mid and small cap companies in developed and emerging markets, excluding the U.S.

Artisan International Small-Mid Fund – Morgan Stanley Capital International All Country World Index ex U.S. Small Cap Net Index (MSCI ACWI ex U.S. Small Cap Net Index) is a market-weighted index of small cap companies in developed and emerging markets, excluding the U.S.

Artisan Mid Cap and Artisan Mid Cap Value Funds – Russell Midcap® Index is a market-weighted index of about 800 medium-sized U.S. companies.

Artisan Mid Cap Fund – Russell Midcap® Growth Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with higher price-to-book and higher forecasted growth values.

Artisan Mid Cap Value Fund – Russell Midcap® Value Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with lower price-to-book ratios and lower forecasted growth values.

Artisan Small Cap Fund – Russell 2000® Index is a market-weighted index of about 2,000 small U.S. companies.

Artisan Small Cap Fund – Russell 2000® Growth Index is a market-weighted index of those small companies included in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values.

154	Artisan Partners Funds

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

Artisan Thematic Fund – S&P 500® Index – The S&P 500® is a market-cap-weighted index that measures the performance of 500 U.S. companies focused on the Large-cap sector of the market.

Artisan Value Fund – Russell 1000® Index is a market-weighted index of about 1,000 large U.S. companies.

Artisan Value Fund – Russell 1000® Value Index is a market-weighted index of those large companies included in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report, if any, are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by the Adviser. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

For the ICE BofAML U.S. High Yield Master II Index the source is ICE Data Indices, LLC, used with permission. ICE Data Indices, LLC permits use of the ICE BofAML indices and related data on an “as is” basis, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofAML indices or any data included in, related to, or derived there from, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Artisan Partners, or any of its products or services.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

Artisan Partners Funds	155

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The S&P 500® Index is a product of S&P Dow Jones Indices LLC (“S&P DJI”) and/or its affiliates and has been licensed for use. Copyright © 2018 S&P Dow Jones Indices LLC, a division of S&P Global, Inc. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). None of S&P DJI, Dow Jones, their affiliates or third party licensors makes any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and none shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Partners Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.344.1770. That information also is included in Artisan Partners Funds’ statement of additional information, which is available without charge, on Artisan Partners Funds’ website at www.artisanpartners.com and on the SEC’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on Artisan Partners Funds’ website at www.artisanpartners.com and on the SEC’s website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Effective for reporting periods on or after March 1, 2019, each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 1, 2019, the Funds filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You can find SEC filings on the SEC’s website at www.sec.gov.

156	Artisan Partners Funds

DIRECTORS AND OFFICERS

The board of directors has overall responsibility for the conduct of the affairs of Artisan Partners Funds. Each director serves an indefinite term until the next annual meeting of shareholders at which the directors are elected and until the election and qualification of his or her successor or until he or she retires, resigns or is removed from office. Artisan Partners Funds’ bylaws provide that each director must retire by the end of the calendar year in which he or she attains the age of 72, provided, however, that each director who was a director as of August 17, 2018 and who attained the age of 72 on or before December 31, 2018 shall retire as a director as of the end of the calendar year in which he or she attains the age of 75. The board of directors may fill any vacancy on the board provided that after such appointment at least two-thirds of the directors have been elected by the shareholders. The shareholders may remove a director by a vote of a majority of the outstanding shares of the Funds at any meeting of shareholders called for the purpose of removing such director.

The board of directors elects the officers of Artisan Partners Funds. Each officer holds office for one year and until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed or disqualified. The board of directors may remove any officer, with or without cause, at any time.

The names and ages of the directors and officers as of November 15, 2019, the position each holds with the Funds, the date each was first elected to office, their principal business occupations and other directorships they have held during at least the last five years are shown below. Each director oversees all fifteen series of Artisan Partners Funds.

Name and Age at 11/15/19	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held

Directors who are not “interested persons” of Artisan Partners Funds:

Coleen Downs Dinneen – 58	Director, Chair of the Education Committee	1/1/18	Retired; until 2016, Executive Vice President and General Counsel, Natixis Global Asset Management – U.S. Distribution and Chief Legal Officer and Secretary, Natixis/Loomis Funds.	None.

Gail L. Hanson – 63	Director and Independent Chair of the Board of Directors	Director since 1/1/12; Independent Chair since 1/1/19	Retired; from February 2011 to April 2018, Chief Financial Officer, Aurora Health Care (not for profit health care provider); from September 2004 to February 2011, Deputy Executive Director, State of Wisconsin Investment Board.	Director, Northwestern Mutual Series Fund, Inc. (investment company) (27 portfolios).

Artisan Partners Funds	157

DIRECTORS AND OFFICERS

Name and Age at 11/15/19	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held

Thomas R. Hefty – 72	Director	3/27/95	Retired; from January 2007 to February 2008, President, Kern Family Foundation (private, grant-making organization); until December 2006, of counsel to the law firm Reinhart Boerner Van Deuren s.c., Milwaukee, WI; until December 2006, Adjunct Professor, Department of Business and Economics, Ripon College; until December 2002, Chairman of the Board and Chief Executive Officer of Cobalt Corporation (provider of managed care and specialty business services).	None.

Bonnie L. Howard – 66	Director, Chair of the Audit Committee	3/9/18	Director, Chair of the Risk Oversight Committee and member of the Audit Committee, Assured Guaranty Ltd. (August 2012 to present); Director, BMO Financial Corp and BMO Harris Bank, N.A. (September 2013 to April 2018); until December 2011, Chief Auditor and Global Head of Emerging Risk, Citigroup, Inc.	Director, Assured Guaranty Ltd (insurance company).

Peter M. Lebovitz – 64	Director, Chair of the Governance and Nominating Committee	7/1/14	Managing Partner, Harkness Partners, LLC (provider of strategic consulting to investment management firms).	Director and Chair, Weiss Strategic Interval Fund (closed-end fund).

Patrick S. Pittard – 73	Director	8/9/01	Chairman, PatrickPittard Advisors, LLC (consulting firm); since July 2018, Owner and Chief Executive Officer of BDI DataLynk, LLC (fiber optics training company); Distinguished Executive in Residence (teaching position), University of Georgia; from November 2016 to May 2018, Chairman and Chief Executive Officer of Southern Fiber Company (fiber network company).	Director, Lincoln National Corporation (insurance and investment management company) and Lincoln New York (an affiliate of Lincoln National Corporation).

158	Artisan Partners Funds

DIRECTORS AND OFFICERS

Name and Age at 11/15/19	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held

Director who is an “interested person” of Artisan Partners Funds and Officer:

Eric R. Colson – 50*	Director, President and Chief Executive Officer	President and Chief Executive Officer since 2/9/10; Director since 11/12/13	President, Chief Executive Officer and Director of Artisan Partners Asset Management Inc. and Chair (since August 2015); Managing Director, Chief Executive Officer and President of Artisan Partners.	None.

*	Mr. Colson is an “interested person” of Artisan Partners Funds, as defined in the 1940 Act, because he is President and Chief Executive Officer of Artisan Partners Funds and holds various positions with Artisan Partners and its affiliates and beneficially owns interests in Artisan Partners and/or its parent company.

Artisan Partners Funds	159

DIRECTORS AND OFFICERS

Name and Age at 11/15/19	Position(s) Held with Artisan Partners Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during at least the Past 5 Years	Other Public Company or Registered Investment Company Directorships Held

Officers:

Brooke J. Billick – 65	Chief Compliance Officer	8/19/04	Chief Compliance Officer – U.S. Mutual Funds and Associate Counsel of Artisan Partners until November 2019; Chief Compliance Officer of Artisan Partners Distributors LLC.	None.

Gregory K. Ramirez – 49	Chief Financial Officer, Vice President and Treasurer	2/8/11	Managing Director and Vice President of Artisan Partners; Executive Vice President of Artisan Partners Asset Management Inc.; Chair and President of Artisan Partners Distributors LLC; prior thereto, Vice President, Treasurer and Chief Financial Officer of Artisan Partners Distributors LLC; Director of Artisan Partners Global Funds plc.; Director of Artisan Credit Opportunities Offshore Fund Ltd (since October 2016); Director of Artisan Thematic Offshore Fund Ltd (since July 2017).	None.

Sarah A. Johnson – 47	General Counsel, Vice President and Secretary	2/8/11	Managing Director, Vice President, Secretary and General Counsel of Artisan Partners; Executive Vice President, Chief Legal Officer and Secretary of Artisan Partners Asset Management Inc.; Vice President and Secretary of Artisan Partners Distributors, LLC.	None.

Laura E. Simpson – 43	Vice President and Assistant Secretary	2/10/15	Deputy General Counsel (since January 2015) of Artisan Partners; prior thereto, Associate Counsel; Director (since January 2018) of Artisan Partners Global Funds plc.	None.

Shannon K. Jagodinski – 42	Vice President and Assistant Treasurer	Vice President since 2/10/15; Assistant Treasurer since 2/14/12	Director (since January 2016) of Vehicle Administration of Artisan Partners; prior thereto, Senior Manager.	None.

Timothy K. Weston – 44	Vice President	2/13/19	Associate General Counsel of Artisan Partners.	None.

Blake A. Rigel – 49	Assistant Treasurer	2/9/16	Global Tax Director and Tax Counsel of Artisan Partners since September 2015; until September 2015, Special Tax Counsel, Kramer, Levin, Naftalis & Frankel.	None.

160	Artisan Partners Funds

DIRECTORS AND OFFICERS

The business address of the officers and the director affiliated with Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. The address of the other directors is c/o Artisan Partners Funds, 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Artisan Partners Funds’ statement of additional information (SAI) contains further information about the directors. Please call 800.344.1770 or visit our website at www.artisanpartners.com for a free copy of the SAI.

Artisan Partners Funds	161

ARTISAN PARTNERS FUNDS

P.O. BOX 219322

KANSAS CITY, MO 64121-9322

Item 2.    Code of Ethics.

(a) Registrant has adopted a code of ethics (the “Code”) that applies to its principal executive officer, principal financial officer and principal accounting officer (the “Covered Officers”).

(b) No disclosures are required pursuant to this Item 2(b).

(c) During the period covered by the report, registrant did not make any amendments to the Code.

(d) During the period covered by the report, registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e) Not applicable.

(f) A copy of the Code is filed as Exhibit (a)(1) to this Form N-CSR.

Item 3.    Audit Committee Financial Expert.

Registrant’s board of directors has determined that Gail L. Hanson, member of the registrant’s audit committee, Thomas R. Hefty, member of the registrant’s audit committee, Peter M. Lebovitz, member of the registrant’s audit committee, and Bonnie Howard, member and chair of the registrant’s audit committee, each qualify as an audit committee financial expert, as such term is defined in Instruction 2(b) to Item 3 of Form N-CSR. Ms. Hanson, Mr. Hefty, Mr. Lebovitz and Ms. Howard are “independent” as such term is defined in paragraph (a)(2) of Item 3 of Form N-CSR.

Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including, without limitation, for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.    Principal Accountant Fees and Services.

Aggregate fees billed to the Corporation for professional services rendered by Ernst & Young for the 2019 and 2018 fiscal years of the Corporation are summarized in the table below. The table summarizes fees billed (or to be billed) by Ernst & Young for work performed relating to each applicable period identified below.

Fees:

	Fiscal Year Ended September 30, 2019	Fiscal Year Ended September 30, 2018
Audit Fees (a)	$488,790	$435,340
Audit-Related Fees (b)	$—	$78,580
Tax Fees (c)	$307,457	$323,911
All Other Fees (d)	$—	—

(a) “Audit Fees” include amounts for professional services rendered by Ernst & Young for the audit of the Corporation’s annual financial statements and services that are normally provided by Ernst & Young in connection with statutory and regulatory filings or engagements, including for 2019, portions of which had not been billed as of September 30, 2019, and fees billed for consents issued in conjunction with the Corporation’s post-effective amendments to the Funds’ registration statements filed for each of the last two fiscal years. The fees billed during the fiscal year ended September 30, 2019 also include a consent issued in conjunction with the Corporation’s post-effective amendments to the Funds’ registration statements filed in connection with the initial offering of Advisor Shares of Artisan International Small-Mid Fund. The fees billed during the fiscal year ended September 30, 2018 also include consents issued in conjunction with the Corporation’s post-effective amendments to the Funds’ registration statements filed in connection with the initial offering of Advisor Shares and Institutional Shares of Artisan Thematic Fund.

(b) “Audit-Related Fees” include amounts for assurance and related services by Ernst & Young that are reasonably related to the performance of the audit of the Corporation’s financial statements. Audit-related fees have not been reported under the item “audit fees” in the chart above.

The fees billed by Ernst & Young for the fiscal year ended September 30, 2018 include fees incurred for services for review procedures performed in conjunction with the semiannual report to shareholders as of March 31, 2018.

(c) “Tax Fees” include amounts for professional services rendered by Ernst & Young for tax compliance, tax advice and tax planning.

The fees shown in the table above for the fiscal year ended September 30, 2019 include fees for (1) the review and preparation of the Funds’ income tax returns for the fiscal year ended September 30, 2019, which had not been billed as of September 30, 2019; (2) the review of excise tax calculations and preparation of excise tax returns for the calendar year ended December 31, 2019, which also had not been billed as of September 30, 2019; (3) the use of a PFIC database supplied by Ernst & Young for the fiscal year ended September 30, 2018, the excise year ended December 31, 2018 and the semiannual period ended March 31, 2019; (4) the use of a Qualified Foreign Corporation (QFC) Database supplied by Ernst & Young for the calendar year ended December 31, 2018; and (5) the use of a Global Withholding Tax Reporter Database supplied by Ernst & Young for the fiscal year ended September 30, 2019.

The fees shown in the table above for the fiscal year ended September 30, 2018 include fees for (1) the review and preparation of the Funds’ income tax returns for the fiscal year ended September 30, 2018; (2) the review of excise tax calculations and preparation of excise tax returns for the calendar year ended December 31, 2018; (3) the use of a PFIC database supplied by Ernst & Young for the fiscal year ended September 30, 2017, the excise year ended December 31, 2017 and the semiannual period ended March 31, 2018; (4) the use of a Qualified Foreign Corporation (QFC) Database supplied by Ernst & Young for the calendar year ended December 31, 2017; and (5) the use of a Global Withholding Tax Reporter Database supplied by Ernst & Young for the fiscal year ended September 30, 2018.

(d) None.

(e)(1) During its regularly scheduled periodic meetings, the registrant’s audit committee considers any requests to pre-approve any audit, audit-related, tax and other services to be provided by the principal accountants of the registrant. The audit committee has authorized its chair to exercise that authority in the intervals between meetings; and the chair presents any such pre-approvals to the audit committee at its next regularly scheduled meeting. Under paragraph (c)(7)(i)(C) of Rule 2-01 of SEC Regulation S-X, pre-approval of non-audit services may be waived provided that: 1) the aggregate fees for all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to its principal accountant during the fiscal year in which services are provided, 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(e)(2) No services included in Items 4(b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees for the fiscal years ended September 30, 2019 and September 30, 2018 by the registrant’s principal accountant for non-audit services rendered to the registrant are shown in the tables above and described under Items 4(b) – (d) above. For the registrant’s fiscal years ended September 30, 2019 and September 30, 2018, Ernst & Young LLP served as the registrant’s principal accountant and provided no services and billed no fees for non-audit services rendered to the registrant’s adviser or entities controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant.

(h) The audit committee of the registrant’s board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. The provisions of Rule 2-01(c)(7) were effective on May 6, 2003. No such services were rendered on or after May 6, 2003.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of September 30, 2019 are included as part of the annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 11.    Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.    Exhibits.

(a)	(1)	Code of Ethics for Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (as referenced in Item 2 above), attached hereto as Exhibit (a)(1)

	(2)	Certifications of Eric R. Colson, Principal Executive Officer and Gregory K. Ramirez, Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)		Certification of Eric R. Colson, Principal Executive Officer and Gregory K. Ramirez, Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	December 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	December 6, 2019

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Financial Officer

Date:	December 6, 2019